The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Automobiles & Components - 1.3%
753,297	Thor Industries, Inc.	$ 63,525,536
	Capital Goods - 2.7%
1,598,276	Johnson Controls International plc	86,163,059
308,133	Middleby Corp.*	44,583,764
		130,746,823
	Commercial & Professional Services - 1.8%
1,205,472	CoStar Group, Inc.*	87,505,212
	Consumer Durables & Apparel - 4.2%
848,905	Lennar Corp. Class A	72,156,925
412,955	Lululemon Athletica, Inc.*	128,226,657
		200,383,582
	Consumer Services - 4.1%
929,692	Airbnb, Inc. Class A*	103,177,218
107,351	Domino's Pizza, Inc.	42,093,401
3,550,659	DraftKings, Inc. Class A*(1)	48,750,548
		194,021,167
	Diversified Financials - 2.3%
215,425	CME Group, Inc.	42,972,979
945,765	Tradeweb Markets, Inc. Class A	66,695,348
		109,668,327
	Energy - 1.6%
382,659	EOG Resources, Inc.	42,559,334
133,177	Pioneer Natural Resources Co.	31,556,290
		74,115,624
	Food, Beverage & Tobacco - 1.0%
465,955	Monster Beverage Corp.*	46,418,437
	Health Care Equipment & Services - 9.1%
1,183,751	DexCom, Inc.*	97,162,282
152,060	Humana, Inc.	73,292,920
298,415	Insulet Corp.*	73,947,237
379,885	Intuitive Surgical, Inc.*	87,438,131
469,571	Veeva Systems, Inc. Class A*	104,986,684
		436,827,254
	Materials - 2.6%
344,002	Albemarle Corp.	84,043,129
480,214	Nutrien Ltd.	41,135,131
		125,178,260
	Media & Entertainment - 17.0%
2,615,126	Alphabet, Inc. Class A*	304,191,457
559,853	Match Group, Inc.*	41,042,823
266,937	Meta Platforms, Inc. Class A*	42,469,677
465,683	Netflix, Inc.*	104,732,107
575,949	Roku, Inc.*	37,736,178
3,571,052	Snap, Inc. Class A*	35,281,994
446,565	Spotify Technology S.A.*	50,470,776
329,472	Take-Two Interactive Software, Inc.*	43,730,819
987,754	Walt Disney Co.*	104,800,699
1,314,466	ZoomInfo Technologies, Inc. Class A*	49,805,117
		814,261,647
	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
369,188	Agilent Technologies, Inc.	49,508,111
298,623	Danaher Corp.	87,039,646
304,697	Eli Lilly & Co.	100,455,554
1,328,221	Exact Sciences Corp.*	59,902,767
		296,906,078
	Real Estate - 1.1%
250,927	AvalonBay Communities, Inc. REIT	53,683,322
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Retailing - 11.1%
3,074,932	Amazon.com, Inc.*	$ 414,962,074
483,099	Etsy, Inc.*	50,107,028
171,581	Tory Burch LLC*(2)(3)(4)	7,031,388
145,822	Ulta Beauty, Inc.*	56,711,634
		528,812,124
	Semiconductors & Semiconductor Equipment - 6.4%
1,104,092	NVIDIA Corp.	200,536,230
181,391	SolarEdge Technologies, Inc.*	65,324,341
341,227	Universal Display Corp.	39,398,069
		305,258,640
	Software & Services - 23.0%
948,895	Block, Inc. Class A*	72,172,954
676,577	DocuSign, Inc. Class A*	43,287,396
472,564	Five9, Inc.*	51,093,620
602,335	Mastercard, Inc. Class A	213,100,100
854,822	Microsoft Corp.	239,982,728
193,112	MongoDB, Inc. Class A*	60,341,707
708,194	Okta, Inc.*	69,721,699
215,460	Palo Alto Networks, Inc.*	107,536,086
306,986	Paycom Software, Inc.*	101,455,803
915,038	Workday, Inc. Class A*	141,922,394
		1,100,614,487
	Technology Hardware & Equipment - 3.4%
1,369,410	Arista Networks, Inc.*	159,714,288
	Total Common Stocks (cost $5,130,605,698)	$ 4,727,640,808
CONVERTIBLE PREFERRED STOCKS - 0.8%
	Commercial & Professional Services - 0.4%
470,535	Rubicon Global Holdings LLC Series C*(2)(3)(4)	$ 20,096,079
	Software & Services - 0.4%
5,668,755	Essence Group Holdings Corp. Series 3*(2)(3)(4)	12,754,699
743,470	Lookout, Inc. Series F*(2)(3)(4)	6,029,542
		18,784,241
	Total Convertible Preferred Stocks (cost $26,848,848)	$ 38,880,320
	Total Long-Term Investments (Cost $5,157,454,546)	$ 4,766,521,128
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.3%
$ 14,181,518	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $14,184,153; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $14,465,192	$ 14,181,518
	Securities Lending Collateral - 0.3%
8,428,452	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(5)	8,428,452

1

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6% - (continued)
	Securities Lending Collateral - 0.3% - (continued)
5,966,880	HSBC US Government Money Market Fund, 2.18%(5)		$ 5,966,880
2,736,437	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(5)		2,736,437
			17,131,769
	Total Short-Term Investments (cost $31,313,287)		$ 31,313,287
	Total Investments (cost $5,188,767,833)	100.3%	$ 4,797,834,415
	Other Assets and Liabilities	(0.3)%	(15,099,126)
	Total Net Assets	100.0%	$ 4,782,735,289
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $45,911,708, which represented 1.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $45,911,708 or 1.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	$ 8,964,002	$ 12,754,699
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	6,029,542
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	470,535	9,392,114	20,096,079
11/2013	Tory Burch LLC	171,581	13,447,917	7,031,388
			$ 40,296,765	$ 45,911,708

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

2

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 63,525,536	$ 63,525,536	$ —	$ —
Capital Goods	130,746,823	130,746,823	—	—
Commercial & Professional Services	87,505,212	87,505,212	—	—
Consumer Durables & Apparel	200,383,582	200,383,582	—	—
Consumer Services	194,021,167	194,021,167	—	—
Diversified Financials	109,668,327	109,668,327	—	—
Energy	74,115,624	74,115,624	—	—
Food, Beverage & Tobacco	46,418,437	46,418,437	—	—
Health Care Equipment & Services	436,827,254	436,827,254	—	—
Materials	125,178,260	125,178,260	—	—
Media & Entertainment	814,261,647	814,261,647	—	—
Pharmaceuticals, Biotechnology & Life Sciences	296,906,078	296,906,078	—	—
Real Estate	53,683,322	53,683,322	—	—
Retailing	528,812,124	521,780,736	—	7,031,388
Semiconductors & Semiconductor Equipment	305,258,640	305,258,640	—	—
Software & Services	1,100,614,487	1,100,614,487	—	—
Technology Hardware & Equipment	159,714,288	159,714,288	—	—
Convertible Preferred Stocks	38,880,320	—	—	38,880,320
Short-Term Investments	31,313,287	17,131,769	14,181,518	—
Total	$ 4,797,834,415	$ 4,737,741,189	$ 14,181,518	$ 45,911,708

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ending July 31, 2022:
	Common Stocks	Convertible Preferred Stocks	Total
Beginning balance	$ 9,074,918	$ 29,035,365	$ 38,110,283
Net change in unrealized appreciation/(depreciation)	(2,043,530)	9,844,955	7,801,425
Ending balance	$ 7,031,388	$ 38,880,320	$ 45,911,708
The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2022 was $7,801,425.
3

Hartford Quality Value Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Banks - 8.3%
134,274	Bank of America Corp.	$ 4,539,804
56,956	Bank of Nova Scotia	3,471,468
65,477	JP Morgan Chase & Co.	7,553,427
27,820	PNC Financial Services Group, Inc.	4,616,451
		20,181,150
	Capital Goods - 9.0%
20,746	Honeywell International, Inc.	3,992,775
84,017	Johnson Controls International plc	4,529,356
8,734	Lockheed Martin Corp.	3,614,217
48,382	Otis Worldwide Corp.	3,782,021
23,952	Raytheon Technologies Corp.	2,232,566
39,654	Westinghouse Air Brake Technologies Corp.	3,706,459
		21,857,394
	Commercial & Professional Services - 0.6%
8,325	Waste Management, Inc.	1,369,962
	Consumer Services - 3.2%
22,960	Hilton Worldwide Holdings, Inc.	2,940,487
18,689	McDonald's Corp.	4,922,122
		7,862,609
	Diversified Financials - 4.2%
29,964	American Express Co.	4,615,055
44,534	Charles Schwab Corp.	3,075,073
31,476	Morgan Stanley	2,653,427
		10,343,555
	Energy - 5.4%
38,947	Chevron Corp.	6,378,739
27,818	EOG Resources, Inc.	3,093,918
70,898	TotalEnergies SE ADR	3,620,052
		13,092,709
	Food & Staples Retailing - 1.7%
36,005	Sysco Corp.	3,056,825
8,800	Walmart, Inc.	1,162,040
		4,218,865
	Food, Beverage & Tobacco - 4.3%
32,198	Coca-Cola Co.	2,066,146
65,261	Mondelez International, Inc. Class A	4,179,314
43,272	Philip Morris International, Inc.	4,203,875
		10,449,335
	Health Care Equipment & Services - 11.1%
56,921	Baxter International, Inc.	3,338,986
19,000	Becton Dickinson and Co.	4,641,890
10,409	Elevance Health, Inc.	4,966,134
110,770	Koninklijke Philips N.V. ADR	2,297,370
52,163	Medtronic plc	4,826,120
12,912	UnitedHealth Group, Inc.	7,002,694
		27,073,194
	Household & Personal Products - 1.5%
46,532	Colgate-Palmolive Co.	3,663,930
	Insurance - 8.5%
64,503	American International Group, Inc.	3,339,320
19,837	Chubb Ltd.	3,742,052
19,430	Marsh & McLennan Cos., Inc.	3,185,743
41,792	MetLife, Inc.	2,643,344
74,948	Principal Financial Group, Inc.	5,017,019
28,093	Prudential Financial, Inc.	2,809,019
		20,736,497
	Materials - 3.4%
22,585	Celanese Corp. Class A	2,653,963
27,515	FMC Corp.	3,056,917
20,784	PPG Industries, Inc.	2,687,163
		8,398,043
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Media & Entertainment - 3.6%
16,800	Alphabet, Inc. Class A*	$ 1,954,176
114,342	Comcast Corp. Class A	4,290,112
36,960	Omnicom Group, Inc.	2,581,286
		8,825,574
	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
67,528	AstraZeneca plc ADR	4,472,379
49,370	Merck & Co., Inc.	4,410,716
33,114	Novartis AG ADR	2,842,175
128,386	Pfizer, Inc.	6,484,777
		18,210,047
	Real Estate - 4.5%
10,685	American Tower Corp. REIT	2,893,818
144,221	Host Hotels & Resorts, Inc. REIT	2,568,576
7,656	Public Storage REIT	2,498,995
89,436	VICI Properties, Inc. REIT	3,057,817
		11,019,206
	Retailing - 2.1%
571,800	Allstar Co.*(1)(2)(3)	—
12,397	Lowe's Cos., Inc.	2,374,398
46,439	TJX Cos., Inc.	2,840,209
		5,214,607
	Semiconductors & Semiconductor Equipment - 3.9%
4,193	Broadcom, Inc.	2,245,268
59,591	Intel Corp.	2,163,749
28,163	Texas Instruments, Inc.	5,038,079
		9,447,096
	Software & Services - 4.6%
10,847	Accenture plc Class A	3,322,002
48,253	Cognizant Technology Solutions Corp. Class A	3,279,274
45,159	Fidelity National Information Services, Inc.	4,613,444
		11,214,720
	Technology Hardware & Equipment - 1.5%
79,990	Cisco Systems, Inc.	3,629,146
	Telecommunication Services - 2.1%
108,518	Verizon Communications, Inc.	5,012,446
	Transportation - 1.4%
89,207	Southwest Airlines Co.*	3,400,571
	Utilities - 6.0%
43,889	Dominion Energy, Inc.	3,598,020
32,540	Duke Energy Corp.	3,577,122
34,034	Eversource Energy	3,002,480
26,360	Sempra Energy	4,370,488
		14,548,110
	Total Common Stocks (cost $201,981,528)	$ 239,768,766

4

Hartford Quality Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%
$ 2,835,761	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $2,836,288; collateralized by U.S. Treasury Note at 2.875%, maturing 05/15/2032, with a market value of $2,892,501		$ 2,835,761
	Total Short-Term Investments (cost $2,835,761)		$ 2,835,761
	Total Investments (cost $204,817,289)	99.6%	$ 242,604,527
	Other Assets and Liabilities	0.4%	1,071,025
	Total Net Assets	100.0%	$ 243,675,552
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	571,800	$ —	$ —

(3)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 20,181,150	$ 20,181,150	$ —	$ —
Capital Goods	21,857,394	21,857,394	—	—
Commercial & Professional Services	1,369,962	1,369,962	—	—
Consumer Services	7,862,609	7,862,609	—	—
Diversified Financials	10,343,555	10,343,555	—	—
Energy	13,092,709	13,092,709	—	—
Food & Staples Retailing	4,218,865	4,218,865	—	—
Food, Beverage & Tobacco	10,449,335	10,449,335	—	—
Health Care Equipment & Services	27,073,194	27,073,194	—	—
Household & Personal Products	3,663,930	3,663,930	—	—
Insurance	20,736,497	20,736,497	—	—
Materials	8,398,043	8,398,043	—	—
Media & Entertainment	8,825,574	8,825,574	—	—
Pharmaceuticals, Biotechnology & Life Sciences	18,210,047	18,210,047	—	—
Real Estate	11,019,206	11,019,206	—	—
Retailing	5,214,607	5,214,607	—	—
Semiconductors & Semiconductor Equipment	9,447,096	9,447,096	—	—
Software & Services	11,214,720	11,214,720	—	—
Technology Hardware & Equipment	3,629,146	3,629,146	—	—
Telecommunication Services	5,012,446	5,012,446	—	—
Transportation	3,400,571	3,400,571	—	—
Utilities	14,548,110	14,548,110	—	—
Short-Term Investments	2,835,761	—	2,835,761	—
Total	$ 242,604,527	$ 239,768,766	$ 2,835,761	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
5

The Hartford Small Cap Growth Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Automobiles & Components - 2.5%
58,469	Fox Factory Holding Corp.*	$ 5,534,676
71,042	Patrick Industries, Inc.	4,313,670
44,013	Thor Industries, Inc.	3,711,616
		13,559,962
	Banks - 2.9%
338,600	MGIC Investment Corp.	4,787,804
97,459	Synovus Financial Corp.	3,935,394
56,508	Triumph Bancorp, Inc.*	4,105,306
39,525	Western Alliance Bancorp	3,018,920
		15,847,424
	Capital Goods - 11.2%
72,853	Altra Industrial Motion Corp.	3,040,156
75,454	Applied Industrial Technologies, Inc.	7,589,918
46,563	Armstrong World Industries, Inc.	4,160,404
33,207	Boise Cascade Co.	2,348,067
43,890	Chart Industries, Inc.*	8,562,500
32,230	Curtiss-Wright Corp.	4,623,071
5,700	Herc Holdings, Inc.	706,914
57,678	ITT, Inc.	4,327,580
52,900	John Bean Technologies Corp.	5,941,199
88,704	SPX Corp.*	5,245,068
217,211	WillScot Mobile Mini Holdings Corp.*	8,386,517
235,517	Zurn Water Solutions Corp.	6,818,217
		61,749,611
	Commercial & Professional Services - 6.5%
66,692	ASGN, Inc.*	6,919,962
24,949	CACI International, Inc. Class A*	7,541,833
52,833	Casella Waste Systems, Inc. Class A*	4,276,832
32,275	Clean Harbors, Inc.*	3,149,717
42,521	Exponent, Inc.	4,272,935
51,319	Insperity, Inc.	5,631,747
26,091	Tetra Tech, Inc.	3,998,968
		35,791,994
	Consumer Durables & Apparel - 3.6%
77,483	Crocs, Inc.*	5,550,882
15,391	Deckers Outdoor Corp.*	4,820,615
25,157	TopBuild Corp.*	5,326,240
83,044	YETI Holdings, Inc.*	4,216,144
		19,913,881
	Consumer Services - 4.7%
19,748	Churchill Downs, Inc.	4,143,130
214,890	GAN Ltd.*	782,200
239,674	Mister Car Wash, Inc.*(1)	2,780,218
75,746	Penn National Gaming, Inc.*	2,617,024
91,100	Texas Roadhouse, Inc.	7,945,742
62,697	Wingstop, Inc.	7,911,108
		26,179,422
	Diversified Financials - 1.5%
104,785	OneMain Holdings, Inc.	3,898,002
72,499	Stifel Financial Corp.	4,336,165
		8,234,167
	Energy - 5.2%
32,155	Chord Energy Corp.	4,123,557
102,249	Helmerich & Payne, Inc.	4,734,129
216,313	Magnolia Oil & Gas Corp. Class A	5,219,633
99,178	Ovintiv, Inc.	5,067,004
72,023	PDC Energy, Inc.	4,731,191
120,504	SM Energy Co.	4,974,405
		28,849,919
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Food & Staples Retailing - 1.2%
132,972	Performance Food Group Co.*	$ 6,610,038
	Food, Beverage & Tobacco - 3.0%
7,106	Boston Beer Co., Inc. Class A*(1)	2,703,335
54,897	Freshpet, Inc.*	2,933,696
30,649	Lancaster Colony Corp.	4,057,315
96,779	Simply Good Foods Co.*	3,156,931
272,953	Sovos Brands, Inc.*	3,865,014
		16,716,291
	Health Care Equipment & Services - 11.1%
17,641	Amedisys, Inc.*	2,114,274
51,554	AtriCure, Inc.*	2,547,283
150,593	Covetrus, Inc.*	3,127,816
67,842	Glaukos Corp.*	3,653,292
82,875	Globus Medical, Inc. Class A*	4,863,934
62,485	Haemonetics Corp.*	4,342,083
100,320	Health Catalyst, Inc.*	1,679,357
47,228	Inari Medical, Inc.*	3,663,948
85,280	Integra LifeSciences Holdings Corp.*	4,693,811
25,081	LHC Group, Inc.*	4,089,708
17,082	ModivCare, Inc.*	1,704,783
35,122	Nevro Corp.*	1,522,539
55,756	Omnicell, Inc.*	6,139,851
151,700	Owens & Minor, Inc.	5,371,697
358,783	R1 RCM, Inc.*	8,969,575
41,334	Tandem Diabetes Care, Inc.*	2,736,724
		61,220,675
	Household & Personal Products - 0.5%
222,508	Beauty Health Co.*	2,963,807
	Insurance - 0.4%
87,801	James River Group Holdings Ltd.	2,086,152
	Materials - 3.3%
202,449	Axalta Coating Systems Ltd.*	5,105,764
57,704	Cabot Corp.	4,285,099
35,691	Ingevity Corp.*	2,394,866
185,375	Livent Corp.*	4,613,984
31,034	Louisiana-Pacific Corp.	1,974,693
		18,374,406
	Media & Entertainment - 2.0%
116,075	Bumble, Inc. Class A*	4,401,564
83,271	Cardlytics, Inc.*	1,149,140
66,837	Ziff Davis, Inc.*(1)	5,473,282
		11,023,986
	Pharmaceuticals, Biotechnology & Life Sciences - 12.1%
149,353	Aclaris Therapeutics, Inc.*	2,301,530
76,900	Apellis Pharmaceuticals, Inc.*	4,327,932
24,393	Arrowhead Pharmaceuticals, Inc.*	1,037,434
56,056	Arvinas, Inc.*	2,977,134
90,154	Avidity Biosciences, Inc.*	1,468,609
62,954	Blueprint Medicines Corp.*	3,214,431
78,248	Celldex Therapeutics, Inc.*	2,403,779
93,535	Crinetics Pharmaceuticals, Inc.*	1,796,807
77,570	Cytokinetics, Inc.*	3,283,538
59,302	Denali Therapeutics, Inc.*	2,017,454
27,568	Halozyme Therapeutics, Inc.*	1,348,075
47,893	Harmony Biosciences Holdings, Inc.*	2,429,612
391,182	ImmunoGen, Inc.*	1,854,203
73,248	Inhibrx, Inc.*(1)	1,270,120
16,595	Intellia Therapeutics, Inc.*	1,074,692
59,820	Intra-Cellular Therapies, Inc.*	3,237,458
20,220	Karuna Therapeutics, Inc.*	2,633,655

6

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.1% - (continued)
70,676	Kymera Therapeutics, Inc.*	$ 1,556,992
17,938	Mirati Therapeutics, Inc.*	1,155,207
90,304	Morphic Holding, Inc.*	2,390,347
89,156	NanoString Technologies, Inc.*	1,141,197
16,223	Neurocrine Biosciences, Inc.*	1,527,071
51,252	Pacira BioSciences, Inc.*	2,898,813
71,024	PTC Therapeutics, Inc.*	3,093,095
98,347	Revolution Medicines, Inc.*	2,221,659
92,564	Stoke Therapeutics, Inc.*	1,369,022
109,717	Syndax Pharmaceuticals, Inc.*	2,234,935
27,872	Turning Point Therapeutics, Inc.*	2,089,843
7,639	United Therapeutics Corp.*	1,765,144
53,184	Vaxcyte, Inc.*	1,227,487
62,299	Veracyte, Inc.*	1,640,956
60,701	Zentalis Pharmaceuticals, Inc.*	1,772,469
		66,760,700
	Real Estate - 3.6%
198,151	Essential Properties Realty Trust, Inc. REIT	4,779,402
237,895	Independence Realty Trust, Inc. REIT	5,281,269
114,732	Phillips Edison & Co., Inc. REIT	3,905,477
65,314	Ryman Hospitality Properties, Inc. REIT*	5,782,902
		19,749,050
	Retailing - 0.7%
66,309	Ollie's Bargain Outlet Holdings, Inc.*	3,908,915
	Semiconductors & Semiconductor Equipment - 5.6%
78,337	Axcelis Technologies, Inc.*	5,509,441
49,440	Cirrus Logic, Inc.*	4,225,142
66,068	Lattice Semiconductor Corp.*	4,063,182
16,399	MKS Instruments, Inc.	1,938,362
77,480	Power Integrations, Inc.	6,586,575
21,992	Silicon Laboratories, Inc.*	3,243,380
38,763	Synaptics, Inc.*	5,618,697
		31,184,779
	Software & Services - 13.6%
63,168	Alarm.com Holdings, Inc.*	4,470,399
68,997	Blackbaud, Inc.*	4,230,896
42,538	Concentrix Corp.	5,689,883
46,507	Consensus Cloud Solutions, Inc.*	2,512,773
84,529	DigitalOcean Holdings, Inc.*(1)	3,463,998
31,861	ExlService Holdings, Inc.*	5,364,437
33,355	Five9, Inc.*	3,606,343
56,561	LiveRamp Holdings, Inc.*	1,505,088
47,426	Manhattan Associates, Inc.*	6,671,415
199,163	Olo, Inc. Class A*	2,133,036
67,567	Perficient, Inc.*	7,129,670
12,175	Q2 Holdings, Inc.*	534,483
70,279	Rapid7, Inc.*	4,495,748
262,217	Repay Holdings Corp.*	3,513,708
93,556	Shift4 Payments, Inc. Class A*	3,408,245
71,823	Sprout Social, Inc. Class A*	3,741,978
118,200	Varonis Systems, Inc.*	3,005,826
427,741	Verra Mobility Corp.*	7,053,449
37,429	Workiva, Inc. Class A*	2,451,599
		74,982,974
	Technology Hardware & Equipment - 3.1%
55,247	Fabrinet*	5,307,027
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	Technology Hardware & Equipment - 3.1% - (continued)
39,689	II-VI, Inc.*		$ 2,089,229
48,060	Insight Enterprises, Inc.*		4,489,285
56,836	Lumentum Holdings, Inc.*		5,141,384
			17,026,925
	Total Common Stocks (cost $448,482,624)		$ 542,735,078
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
5,985	iShares Russell 2000 Growth ETF		$ 1,374,216
	Total Exchange-Traded Funds (cost $1,373,380)		$ 1,374,216
	Total Long-Term Investments (Cost $449,856,004)		$ 544,109,294
SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 0.9%
$ 4,645,998	Fixed Income Clearing Corp. Repurchase Agreement dated 07/29/2022 at 2.230%, due on 08/01/2022 with a maturity value of $4,646,861; collateralized by U.S. Treasury Note at 0.625%, maturing 07/15/2032, with a market value of $4,738,933		$ 4,645,998
	Securities Lending Collateral - 1.0%
2,798,233	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(2)		2,798,233
1,980,995	HSBC US Government Money Market Fund, 2.18%(2)		1,980,995
908,492	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(2)		908,492
			5,687,720
	Total Short-Term Investments (cost $10,333,718)		$ 10,333,718
	Total Investments (cost $460,189,722)	100.4%	$ 554,443,012
	Other Assets and Liabilities	(0.4)%	(2,343,650)
	Total Net Assets	100.0%	$ 552,099,362
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

7

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 13,559,962	$ 13,559,962	$ —	$ —
Banks	15,847,424	15,847,424	—	—
Capital Goods	61,749,611	61,749,611	—	—
Commercial & Professional Services	35,791,994	35,791,994	—	—
Consumer Durables & Apparel	19,913,881	19,913,881	—	—
Consumer Services	26,179,422	26,179,422	—	—
Diversified Financials	8,234,167	8,234,167	—	—
Energy	28,849,919	28,849,919	—	—
Food & Staples Retailing	6,610,038	6,610,038	—	—
Food, Beverage & Tobacco	16,716,291	16,716,291	—	—
Health Care Equipment & Services	61,220,675	61,220,675	—	—
Household & Personal Products	2,963,807	2,963,807	—	—
Insurance	2,086,152	2,086,152	—	—
Materials	18,374,406	18,374,406	—	—
Media & Entertainment	11,023,986	11,023,986	—	—
Pharmaceuticals, Biotechnology & Life Sciences	66,760,700	66,760,700	—	—
Real Estate	19,749,050	19,749,050	—	—
Retailing	3,908,915	3,908,915	—	—
Semiconductors & Semiconductor Equipment	31,184,779	31,184,779	—	—
Software & Services	74,982,974	74,982,974	—	—
Technology Hardware & Equipment	17,026,925	17,026,925	—	—
Exchange-Traded Funds	1,374,216	1,374,216	—	—
Short-Term Investments	10,333,718	5,687,720	4,645,998	—
Total	$ 554,443,012	$ 549,797,014	$ 4,645,998	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
8

Hartford Schroders China A Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 88.5%
	Automobiles & Components - 0.6%
107,327	Streamax Technology Co., Ltd. Class A	$ 444,461
	Banks - 5.8%
326,592	Bank of Ningbo Co., Ltd. Class A	1,515,395
490,033	China Merchants Bank Co., Ltd. Class A	2,554,565
		4,069,960
	Capital Goods - 14.3%
14,200	Contemporary Amperex Technology Co., Ltd. Class A*	1,078,946
66,887	Eve Energy Co., Ltd. Class A	939,751
38,700	Gongniu Group Co., Ltd. Class A	842,544
343,700	Hongfa Technology Co., Ltd. Class A	2,097,696
112,200	Jiangsu Hengli Hydraulic Co., Ltd. Class A	868,696
121,568	Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	1,742,655
127,600	PNC Process Systems Co., Ltd. Class A*	723,015
543,900	Sany Heavy Industry Co., Ltd. Class A	1,376,477
33,710	Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	110,865
62,300	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	301,104
		10,081,749
	Consumer Durables & Apparel - 7.2%
367,946	Hang Zhou Great Star Industrial Co., Ltd. Class A*	1,058,829
246,991	Joyoung Co., Ltd. Class A	644,849
260,000	Midea Group Co., Ltd. Class A	2,125,046
70,789	Oppein Home Group, Inc. Class A	1,265,825
		5,094,549
	Diversified Financials - 1.4%
74,100	Hithink RoyalFlush Information Network Co., Ltd. Class A	948,705
	Food, Beverage & Tobacco - 7.3%
139,795	Chacha Food Co., Ltd. Class A	991,857
8,845	Kweichow Moutai Co., Ltd. Class A	2,492,089
452,964	Toly Bread Co., Ltd. Class A	943,769
27,799	Wuliangye Yibin Co., Ltd. Class A	737,187
		5,164,902
	Health Care Equipment & Services - 1.0%
315,900	Edan Instruments, Inc. Class A	452,295
197,165	Shanghai Kinetic Medical Co., Ltd. Class A	223,617
		675,912
	Insurance - 4.4%
493,300	Ping An Insurance Group Co. of China Ltd. Class A	3,087,797
	Materials - 21.0%
369,516	China Jushi Co., Ltd. Class A	820,545
471,009	Chongqing Zaisheng Technology Corp. Ltd. Class A	451,762
582,914	Citic Pacific Special Steel Group Co., Ltd. Class A	1,734,983
295,880	Hengli Petrochemical Co., Ltd. Class A	887,790
775,378	Huafon Chemical Co., Ltd. Class A	876,097
85,528	Hubei Dinglong Co., Ltd. Class A	266,853
139,200	Jiangsu Boqian New Materials Stock Co., Ltd. Class A	1,008,538
261,800	LB Group Co., Ltd. Class A	791,888
488,176	Satellite Chemical Co., Ltd. Class A	1,643,637
315,100	Shandong Sinocera Functional Material Co., Ltd. Class A	1,493,250
34,900	Sunresin New Materials Co., Ltd. Class A	335,417
129,700	Wanhua Chemical Group Co., Ltd. Class A	1,613,989
116,740	Zhejiang Huayou Cobalt Co., Ltd. Class A	1,462,203
1,049,257	Zijin Mining Group Co., Ltd. Class A	1,392,853
		14,779,805
	Media & Entertainment - 2.3%
345,900	Mango Excellent Media Co., Ltd. Class A	1,614,059
	Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
114,400	Amoy Diagnostics Co., Ltd. Class A	509,122
Shares or Principal Amount		Market Value†
COMMON STOCKS - 88.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 6.9% - (continued)
48,600	Hangzhou Tigermed Consulting Co., Ltd. Class A	$ 737,059
370,576	Jiangsu Hengrui Medicine Co., Ltd. Class A	1,943,805
75,680	Shenzhen Kangtai Biological Products Co., Ltd. Class A	375,231
96,260	WuXi AppTec Co., Ltd. Class A	1,334,526
		4,899,743
	Real Estate - 1.3%
374,744	Poly Developments and Holdings Group Co., Ltd. Class A	926,890
	Semiconductors & Semiconductor Equipment - 3.0%
233,656	LONGi Green Energy Technology Co., Ltd. Class A	2,140,826
	Technology Hardware & Equipment - 9.3%
227,000	GoerTek, Inc. Class A	1,073,397
93,310	Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	942,835
452,659	Shenzhen Sunlord Electronics Co., Ltd. Class A	1,658,127
288,600	Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	1,146,113
203,400	Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	995,261
158,700	Zhongji Innolight Co., Ltd. Class A	773,322
		6,589,055
	Transportation - 2.7%
258,100	SF Holding Co., Ltd. Class A	1,911,948
	Total Common Stocks (cost $73,870,058)	$ 62,430,361
WARRANTS - 19.1%
	Consumer Durables & Apparel - 1.0%
129,810	Shanghai Milkground Food Tech Co., Ltd. Expires 3/13/2023*	$ 726,936
	Diversified Financials - 0.9%
107,100	Sinoseal Holding Co., Ltd. Expires 9/30/2022*	617,110
	Food & Staples Retailing - 0.7%
85,100	Qingdao Richen Food Co., Ltd. Expires 9/7/2022*	457,072
	Health Care Equipment & Services - 9.2%
29,176	iRay Technology Co., Ltd. Expires 9/27/2022*	1,980,934
87,167	Micro-Tech Nanjing Co., Ltd. Expires 9/8/2022*	1,078,779
324,682	Ninebot Ltd. Expires 9/14/2022*	2,392,906
83,242	Qingdao Haier Biomedical Co., Ltd. Expires 1/6/2023*	859,057
19,779	Qingdao Haier Biomedical Co., Ltd. Expires 5/29/2023*	204,080
		6,515,756
	Household & Personal Products - 0.2%
28,100	Shanghai Milkground Food Tech Co., Ltd. Expires 9/19/2022*	157,276
	Semiconductors & Semiconductor Equipment - 1.1%
17,056	Beijing Huafeng Test & Control Technology Co., Ltd. Expires 12/21/2022*	802,655
	Software & Services - 2.0%
123,086	Piesat Information Technology Co., Ltd. Expires 12/23/2022*	1,377,332
	Technology Hardware & Equipment - 4.0%
49,769	Advanced Micro-Fabrication Equipment, Inc. China Expires 8/29/2022*	896,788
31,687	Gongniu Group Co., Ltd. Expires 2/17/2023*	689,192
3,818	Gongniu Group Co., Ltd. Expires 6/21/2023*	83,042

9

Hartford Schroders China A Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 19.1% - (continued)
	Technology Hardware & Equipment - 4.0% - (continued)
60,734	Shanghai Holystar Information Technology Co., Ltd. Expires 1/23/2023*		$ 852,098
49,312	Wuxi Xinje Electric Co., Ltd. Expires 10/3/2022*		334,434
			2,855,554
	Total Warrants (cost $15,920,613)		$ 13,509,691
	Total Long-Term Investments (Cost $89,790,671)		$ 75,940,052
SHORT-TERM INVESTMENTS - 0.8%
	Other Investment Pools & Funds - 0.8%
517,491	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(1)		$ 517,491
	Total Short-Term Investments (cost $517,491)		$ 517,491
	Total Investments (cost $90,308,162)	108.4%	$ 76,457,543
	Other Assets and Liabilities	(8.4)%	(5,901,545)
	Total Net Assets	100.0%	$ 70,555,998
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 444,461	$ 444,461	$ —	$ —
Banks	4,069,960	—	4,069,960	—
Capital Goods	10,081,749	—	10,081,749	—
Consumer Durables & Apparel	5,094,549	—	5,094,549	—
Diversified Financials	948,705	—	948,705	—
Food, Beverage & Tobacco	5,164,902	—	5,164,902	—
Health Care Equipment & Services	675,912	—	675,912	—
Insurance	3,087,797	—	3,087,797	—
Materials	14,779,805	—	14,779,805	—
Media & Entertainment	1,614,059	—	1,614,059	—
Pharmaceuticals, Biotechnology & Life Sciences	4,899,743	—	4,899,743	—
Real Estate	926,890	—	926,890	—
Semiconductors & Semiconductor Equipment	2,140,826	—	2,140,826	—
Technology Hardware & Equipment	6,589,055	—	6,589,055	—
Transportation	1,911,948	—	1,911,948	—
Warrants	13,509,691	13,509,691	—	—
Short-Term Investments	517,491	517,491	—	—
Total	$ 76,457,543	$ 14,471,643	$ 61,985,900	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
10

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 86.5%
	Bermuda - 0.0%
1,639	Sylvania Platinum Ltd.	$ 1,746
	Brazil - 1.8%
2,200	AES Brasil Energia S.A.	4,571
8,700	B3 S.A. - Brasil Bolsa Balcao	18,647
5,500	BB Seguridade Participacoes S.A.	30,816
200	Cia de Saneamento Basico do Estado de Sao Paulo	1,727
2,400	Cia de Saneamento de Minas Gerais	5,566
5,200	Cosan S.A.	18,764
1,200	Equatorial Energia S.A.	5,754
15,100	IRB Brasil Resseguros S.A.*	5,574
2,600	Light S.A.	2,688
3,030	Odontoprev S.A.	5,803
2,200	Porto Seguro S.A.	7,832
2,000	Sao Martinho S.A.	13,541
1,400	Tupy S.A.	6,161
6,700	Ultrapar Participacoes S.A.	16,432
		143,876
	Cayman Islands - 0.6%
5,000	Wuxi Biologics Cayman, Inc.*(1)	47,861
	Chile - 0.4%
830	CAP S.A.	7,596
264	Sociedad Quimica y Minera de Chile S.A. ADR	25,969
		33,565
	China - 27.9%
2,800	37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	8,140
12,000	3SBio, Inc.(1)	7,988
53,000	Agricultural Bank of China Ltd. Class H	17,481
20,000	Alibaba Group Holding Ltd.*	224,869
5,000	A-Living Smart City Services Co., Ltd.(1)	6,099
4,900	Anhui Anke Biotechnology Group Co., Ltd. Class A	6,646
26,500	BAIC Motor Corp. Ltd. Class H(1)	7,131
4,850	Baidu, Inc. Class A*	83,829
4,100	Bank of Chengdu Co., Ltd. Class A	9,388
112,000	Bank of China Ltd. Class H	39,826
21,000	Bank of Communications Co., Ltd. Class H	12,499
300	Beijing United Information Technology Co., Ltd. Class A	4,093
200	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	4,018
300	Changchun High & New Technology Industry Group, Inc. Class A	8,651
1,500	Chengxin Lithium Group Co., Ltd. Class A	12,656
39,000	China Feihe Ltd.(1)	34,245
4,700	China Jushi Co., Ltd. Class A	10,437
4,000	China Life Insurance Co., Ltd. Class H	5,958
8,000	China Medical System Holdings Ltd.	12,718
10,000	China Merchants Bank Co., Ltd. Class H	54,033
11,800	China Pacific Insurance Group Co., Ltd. Class H	25,205
9,000	China Suntien Green Energy Corp. Ltd. Class H	4,414
700	China Tourism Group Duty Free Corp. Ltd. Class A	21,865
14,500	China Yongda Automobiles Services Holdings Ltd.	12,503
8,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	2,784
30,000	CMOC Group Ltd. Class H	14,728
300	Contemporary Amperex Technology Co., Ltd. Class A*	22,795
18,000	CSPC Pharmaceutical Group Ltd.	19,709
22,000	Dali Foods Group Co. Ltd.(1)	10,475
400	Ecovacs Robotics Co., Ltd. Class A	5,507
6,900	Focus Media Information Technology Co., Ltd. Class A	6,063
900	Foshan Haitian Flavouring & Food Co., Ltd. Class A	11,059
16,000	Fu Shou Yuan International Group Ltd.	10,900
6,400	Fuyao Glass Industry Group Co., Ltd. Class H(1)	31,046
Shares or Principal Amount		Market Value†
COMMON STOCKS - 86.5% - (continued)
	China - 27.9% - (continued)
3,080	Ganfeng Lithium Co., Ltd. Class H(1)	$ 27,850
400	G-bits Network Technology Xiamen Co., Ltd. Class A	21,111
6,100	GEM Co., Ltd. Class A	8,856
200	Gongniu Group Co., Ltd. Class A	4,354
11,500	Great Wall Motor Co., Ltd. Class H	18,231
3,900	Gree Electric Appliances, Inc. of Zhuhai Class A	19,276
8,000	Haitian International Holdings Ltd.	19,145
900	Hangzhou Tigermed Consulting Co., Ltd. Class H(1)	9,348
3,640	Hefei Meiya Optoelectronic Technology, Inc. Class A	11,774
2,000	Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	7,203
115,000	Industrial & Commercial Bank of China Ltd. Class H	60,799
1,200	Jafron Biomedical Co., Ltd. Class A	7,895
1,200	JD Health International, Inc.*(1)	9,102
6,280	JD.com, Inc. Class A	187,348
6,000	Jiangsu Expressway Co., Ltd. Class H	5,236
12,000	Jiumaojiu International Holdings Ltd.(1)	26,111
2,500	Livzon Pharmaceutical Group, Inc. Class H	7,453
4,200	Maoyan Entertainment*(1)	3,812
1,800	Meituan Class B*(1)	40,380
6,000	Minth Group Ltd.	16,039
1,500	NetDragon Websoft Holdings Ltd.	2,997
4,000	NetEase, Inc.	74,827
9,000	New China Life Insurance Co., Ltd. Class H	21,447
1,200	Ningbo Shanshan Co., Ltd. Class A	5,060
8,000	Nongfu Spring Co., Ltd. Class H(1)	47,945
1,200	Ovctek China, Inc. Class A	8,512
50,000	People's Insurance Co., Group of China Ltd. Class H	14,970
9,000	Ping An Insurance Group Co. of China Ltd. Class H	52,893
5,400	Pop Mart International Group Ltd.(1)	12,347
11,000	Postal Savings Bank of China Co., Ltd. Class H(1)	7,278
2,000	S-Enjoy Service Group Co., Ltd.	1,682
300	SG Micro Corp. Class A	7,176
24,500	Shandong Nanshan Aluminum Co., Ltd. Class A	12,755
1,260	Shenzhen Capchem Technology Co., Ltd. Class A	8,318
300	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	12,913
500	Shenzhou International Group Holdings Ltd.	5,259
4,600	Sichuan Yahua Industrial Group Co., Ltd. Class A	19,958
3,300	Sinoma Science & Technology Co., Ltd. Class A	14,173
15,000	Sinopec Engineering Group Co., Ltd. Class H	6,441
24,000	Sinotrans Ltd. Class H	7,198
5,500	Sinotruk Hong Kong Ltd.	6,499
1,700	Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	19,717
9,200	Tencent Holdings Ltd.	355,569
3,000	Tian Lun Gas Holdings Ltd.	1,565
12,000	Tianneng Power International Ltd.	14,066
43,000	Want Want China Holdings Ltd.	34,995
9,000	Weichai Power Co., Ltd. Class H	12,867
900	WuXi AppTec Co., Ltd. Class H(1)	10,903
1,100	Wuxi Lead Intelligent Equipment Co., Ltd. Class A	9,746
400	Xiamen Faratronic Co., Ltd. Class A	12,414
8,600	Xinjiang Goldwind Science & Technology Co., Ltd. Class H	15,364
6,000	Xinte Energy Co., Ltd. Class H	15,951
2,000	Xinyi Solar Holdings Ltd.	3,398
300	XPeng, Inc. Class A*	3,642
14,000	Yadea Group Holdings Ltd.(1)	30,193
500	Yealink Network Technology Corp. Ltd. Class A	5,639
14,000	Zhejiang Expressway Co., Ltd. Class H	11,268
700	Zhejiang Weixing New Building Materials Co., Ltd. Class A	2,045
300	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,036
4,500	Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	13,015
5,000	Zhongsheng Group Holdings Ltd.	28,625

11

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 86.5% - (continued)
	China - 27.9% - (continued)
11,700	Zhuzhou Kibing Group Co., Ltd. Class A	$ 19,921
10,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	5,511
		2,260,179
	Colombia - 0.1%
360	Geopark Ltd.	4,558
255	Tecnoglass, Inc.	5,714
		10,272
	Cyprus - 0.0%
1,951	Tharisa plc	2,442
	Czech Republic - 0.3%
883	Komercni Banka AS	22,310
	Greece - 0.2%
945	JUMBO S.A.	14,652
	Hong Kong - 2.1%
4,000	AIA Group Ltd.	40,187
6,200	China Gas Holdings Ltd.	9,530
5,000	China High Speed Transmission Equipment Group Co., Ltd.*	3,233
8,000	China Water Affairs Group Ltd.	7,181
4,500	CK Asset Holdings Ltd.	31,859
60,000	Concord New Energy Group Ltd.	5,650
14,000	Geely Automobile Holdings Ltd.	27,761
3,600	Hongkong Land Holdings Ltd.	18,713
3,000	Kerry Properties Ltd.	7,215
27,000	Sino Biopharmaceutical Ltd.	15,653
2,000	United Laboratories International Holdings Ltd.	1,055
		168,037
	Hungary - 0.8%
1,056	OTP Bank Nyrt	21,800
2,253	Richter Gedeon Nyrt	46,086
		67,886
	India - 3.2%
1,718	HDFC Bank Ltd. ADR	107,890
3,150	ICICI Bank Ltd. ADR	65,457
2,548	Infosys Ltd. ADR	49,661
595	Reliance Industries Ltd. GDR*(1)	37,696
		260,704
	Indonesia - 3.6%
13,600	Bank BTPN Syariah Tbk PT	2,580
145,100	Bank Central Asia Tbk PT	72,152
73,300	Bank Mandiri Persero Tbk PT	41,030
16,200	Bank Negara Indonesia Persero Tbk PT	8,598
195,900	Bank Rakyat Indonesia Persero Tbk PT	57,828
173,600	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	10,592
29,500	Kalbe Farma Tbk PT	3,224
88,400	Media Nusantara Citra Tbk PT	6,298
49,900	Mitra Keluarga Karyasehat Tbk PT	8,381
269,700	Telkom Indonesia Persero Tbk PT	77,032
		287,715
	Kenya - 0.0%
17,400	Safaricom plc	4,383
	Malaysia - 1.5%
2,500	Bursa Malaysia Bhd	3,669
16,000	CIMB Group Holdings Bhd	18,745
7,200	DiGi.Com Bhd	5,880
6,600	Lotte Chemical Titan Holding Bhd(1)	2,832
9,100	Malayan Banking Bhd	18,125
4,900	Mega First Corp. Bhd	3,801
24,450	MR DIY Group M Bhd(1)	12,216
4,900	Pentamaster Corp. Bhd	4,322
Shares or Principal Amount		Market Value†
COMMON STOCKS - 86.5% - (continued)
	Malaysia - 1.5% - (continued)
15,100	Public Bank Bhd	$ 15,754
11,100	RHB Bank Bhd	14,680
3,800	Syarikat Takaful Malaysia Keluarga Bhd	2,896
3,900	TIME dotCom Bhd	4,027
2,400	Uchi Technologies Bhd	1,641
9,700	Westports Holdings Bhd	7,635
3,200	Yinson Holdings Bhd	1,512
		117,735
	Mexico - 3.9%
18,600	Alfa S.A.B. de C.V. Class A	12,783
7,400	Arca Continental S.A.B. de C.V.	51,158
31,500	Bolsa Mexicana de Valores S.A.B. de C.V.	59,089
17,300	Concentradora Fibra Danhos S.A. de C.V. REIT	19,901
5,500	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	33,490
58	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	7,832
52	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	9,766
9,300	Grupo Financiero Banorte S.A.B. de C.V. Class O	53,002
44,700	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	66,001
3,000	Megacable Holdings S.A.B. de C.V.	6,920
		319,942
	Philippines - 0.1%
560	GT Capital Holdings, Inc.	4,610
	Poland - 0.8%
230	Dino Polska S.A.*(1)	17,984
704	KGHM Polska Miedz S.A.	17,648
4,153	Powszechna Kasa Oszczednosci Bank Polski S.A.*	23,504
147	Santander Bank Polska S.A.	7,464
		66,600
	Qatar - 0.7%
10,431	Qatar National Bank QPSC	57,777
	Romania - 0.0%
464	BRD-Groupe Societe Generale S.A.	1,246
	Russia - 0.0%
378	HeadHunter Group plc ADR(2)(3)	—
1,092	Lukoil PJSC ADR(2)(3)	—
381	Mobile TeleSystems PJSC ADR*(2)(3)	—
92	Novatek PJSC GDR(2)(3)	—
235	Polyus PJSC GDR(2)(3)	—
		—
	Saudi Arabia - 4.0%
3,460	Al Rajhi Bank	82,539
1,506	Jarir Marketing Co.	65,356
354	Mouwasat Medical Services Co.	23,167
2,821	Riyad Bank	27,414
510	SABIC Agri-Nutrients Co.	18,059
4,391	Saudi National Bank	81,951
903	Saudi Telecom Co.	24,138
		322,624
	South Africa - 2.7%
190	Anglo American Platinum Ltd.	14,575
5,886	AVI Ltd.	24,532
1,561	Gold Fields Ltd. ADR	14,361
2,067	Impala Platinum Holdings Ltd.	22,918
880	Kumba Iron Ore Ltd.	26,225
323	Mr. Price Group Ltd.	3,517
1,284	MultiChoice Group Ltd.	9,195
130	Naspers Ltd. Class N	18,367
18,388	Old Mutual Ltd.	12,542
2,275	Truworths International Ltd.	7,007
8,029	Vodacom Group Ltd.	66,710
		219,949

12

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 86.5% - (continued)
	South Korea - 12.6%
155	AfreecaTV Co., Ltd.	$ 10,437
21	CJ CheilJedang Corp.	6,330
625	Classys, Inc.	7,731
115	Dentium Co., Ltd.	7,589
980	Dongkuk Steel Mill Co., Ltd.	10,051
125	Doosan Bobcat, Inc.	3,002
40	GOLFZON Co., Ltd.	4,541
232	HAESUNG DS Co., Ltd.	10,327
87	Hansol Chemical Co., Ltd.	14,731
33	Hyosung TNC Corp.	8,782
62	Hyundai Home Shopping Network Corp.	2,498
438	JYP Entertainment Corp.	18,785
923	KT Corp.	26,828
446	KT Skylife Co., Ltd.	3,089
461	LG Electronics, Inc.	33,626
120	LG Innotek Co., Ltd.	33,646
2,908	LG Uplus Corp.	28,022
167	Lotte Chemical Corp.	22,722
291	LOTTE Fine Chemical Co., Ltd.	14,762
222	Lutronic Corp.	3,470
176	LX Semicon Co., Ltd.	13,542
86	Pearl Abyss Corp.*	3,543
215	PI Advanced Materials Co., Ltd.	6,179
9,478	Samsung Electronics Co., Ltd.	448,642
176	Samsung Life Insurance Co., Ltd.	8,227
101	Samsung SDI Co., Ltd.	44,394
1,714	SK Hynix, Inc.	129,573
222	SK Innovation Co., Ltd.*	32,162
797	SK Telecom Co., Ltd.	32,897
366	S-Oil Corp.	26,087
		1,016,215
	Taiwan - 14.7%
1,000	Advantech Co., Ltd.	11,504
1,000	Asustek Computer, Inc.	9,434
30,000	Cathay Financial Holding Co., Ltd.	45,767
19,000	Chunghwa Telecom Co., Ltd.	77,095
3,000	E Ink Holdings, Inc.	19,736
23,000	Fubon Financial Holding Co., Ltd.	43,203
1,000	General Interface Solution Holding Ltd.	2,619
9,000	Hon Hai Precision Industry Co., Ltd.	32,893
8,000	Innolux Corp.	2,771
1,000	KMC Kuei Meng International, Inc.	5,284
2,000	MediaTek, Inc.	46,080
1,000	Micro-Star International Co., Ltd.	3,959
2,000	Nien Made Enterprise Co., Ltd.	19,212
2,000	O-TA Precision Industry Co., Ltd.	7,703
1,000	President Chain Store Corp.	9,455
3,000	Realtek Semiconductor Corp.	34,499
2,000	Simplo Technology Co., Ltd.	17,677
4,000	Sino-American Silicon Products, Inc.	19,084
40,000	Taiwan Semiconductor Manufacturing Co., Ltd.	685,983
6,000	Tung Ho Steel Enterprise Corp.	10,409
5,000	Unimicron Technology Corp.	26,673
9,000	Vanguard International Semiconductor Corp.	21,677
3,450	Wan Hai Lines Ltd.	12,397
1,000	Yageo Corp.	11,546
4,000	Yang Ming Marine Transport Corp.	12,063
		1,188,723
	Thailand - 1.9%
9,500	Advanced Info Service plc NVDR	52,218
6,600	Bangchak Corp. PCL NVDR	5,355
7,500	Bangkok Bank PCL NVDR	27,276
4,600	Kasikornbank PCL NVDR	18,440
30,800	Krung Thai Bank PCL NVDR	13,395
12,300	PTT Global Chemical PCL NVDR	14,938
Shares or Principal Amount			Market Value†
COMMON STOCKS - 86.5% - (continued)
	Thailand - 1.9% - (continued)
14,400	SPCG PCL NVDR		$ 6,166
43,600	TTW PCL NVDR		12,318
			150,106
	United Arab Emirates - 2.1%
14,019	Abu Dhabi National Oil Co. for Distribution PJSC		16,347
18,255	Air Arabia PJSC		10,952
7,905	Emirates NBD Bank PJSC		29,751
9,437	Emirates Telecommunications Group Co. PJSC		71,681
7,289	First Abu Dhabi Bank PJSC		38,577
			167,308
	United Kingdom - 0.4%
1,683	Mondi plc		31,873
	United States - 0.1%
14,000	Nexteer Automotive Group Ltd.		11,249
	Total Common Stocks (cost $8,550,442)		$ 7,001,585
PREFERRED STOCKS - 1.9%
	Brazil - 1.9%
11,110	Banco Bradesco S.A. (Preference Shares)		$ 37,426
31,300	Cia de Saneamento do Parana (Preference Shares)		22,685
12,800	Itau Unibanco Holding S.A. (Preference Shares)		58,433
19,400	Itausa S.A.		32,358
			150,902
	Total Preferred Stocks (cost $161,789)		$ 150,902
WARRANTS - 0.0%
	Malaysia - 0.0%
1,371	Yinson Holdings BHD Expires 06/25/2021*		$ 135
	Total Warrants (cost $—)		$ 135
	Total Long-Term Investments (cost $8,712,231)		$ 7,152,622
SHORT-TERM INVESTMENTS - 9.8%
	Other Investment Pools & Funds - 9.8%
$ 790,646	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(4)		$ 790,646
	Total Short-Term Investments (cost $790,646)		$ 790,646
	Total Investments (cost $9,502,877)	98.2%	$ 7,943,268
	Other Assets and Liabilities	1.8%	146,647
	Total Net Assets	100.0%	$ 8,089,915
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

13

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $440,842, representing 5.4% of net assets.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI India Future	8	09/16/2022	$ 751,200	$ 26,628
Total futures contracts				$ 26,628
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
14

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Bermuda	$ 1,746	$ 1,746	$ —	$ —
Brazil	143,876	143,876	—	—
Cayman Islands	47,861	—	47,861	—
Chile	33,565	33,565	—	—
China	2,260,179	4,018	2,256,161	—
Colombia	10,272	10,272	—	—
Cyprus	2,442	2,442	—	—
Czech Republic	22,310	—	22,310	—
Greece	14,652	—	14,652	—
Hong Kong	168,037	—	168,037	—
Hungary	67,886	—	67,886	—
India	260,704	223,008	37,696	—
Indonesia	287,715	10,592	277,123	—
Kenya	4,383	4,383	—	—
Malaysia	117,735	2,832	114,903	—
Mexico	319,942	319,942	—	—
Philippines	4,610	—	4,610	—
Poland	66,600	—	66,600	—
Qatar	57,777	—	57,777	—
Romania	1,246	—	1,246	—
Russia	—	—	—	—
Saudi Arabia	322,624	322,624	—	—
South Africa	219,949	55,095	164,854	—
South Korea	1,016,215	—	1,016,215	—
Taiwan	1,188,723	—	1,188,723	—
Thailand	150,106	12,318	137,788	—
United Arab Emirates	167,308	71,681	95,627	—
United Kingdom	31,873	—	31,873	—
United States	11,249	—	11,249	—
Preferred Stocks	150,902	150,902	—	—
Warrants	135	135	—	—
Short-Term Investments	790,646	790,646	—	—
Futures Contracts(2)	26,628	26,628	—	—
Total	$ 7,969,896	$ 2,186,705	$ 5,783,191	$ —

(1)	For the period ended July 31, 2022, investments valued at $134,945 were transferred into Level 3 due to the unavailability of active market pricing, and investments valued at $27,803 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
15

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4%
	Brazil - 9.0%
8,097,202	CCR S.A.	$ 20,328,686
3,443,569	Centrais Eletricas Brasileiras S.A.	30,488,374
4,755,380	Dexco S.A.	8,960,970
1,857,453	Energisa S.A.	15,809,944
21,761,863	Itau Unibanco Holding S.A. ADR	97,928,383
2,776,326	Localiza Rent a Car S.A.	30,912,456
6,007,720	Lojas Renner S.A.	29,364,573
6,338,232	Petroleo Brasileiro S.A. ADR	90,107,743
9,400,604	Raia Drogasil S.A.	38,117,677
2,460,687	Telefonica Brasil S.A.	21,210,769
6,373,487	TIM S.A.	15,508,437
5,862,015	Vale S.A. ADR	78,902,722
4,027,833	WEG S.A.	21,828,035
3,439,467	YDUQS Participacoes S.A.	8,807,897
		508,276,666
	Cayman Islands - 1.0%
6,112,500	Wuxi Biologics Cayman, Inc.*(1)	58,509,546
	Chile - 1.0%
169,297,063	Banco de Chile	16,063,588
1,764,064	Banco Santander Chile ADR	27,589,961
7,201,896	Falabella S.A.	16,064,600
		59,718,149
	China - 26.3%
12,271,496	Alibaba Group Holding Ltd.*	137,974,178
68,181	Alibaba Group Holding Ltd. ADR*	6,093,336
117,901	Baidu, Inc. ADR*	16,101,739
3,761,304	Baidu, Inc. Class A*	65,011,875
7,990,168	Centre Testing International Group Co., Ltd. Class A	24,405,618
15,277,000	China Mengniu Dairy Co., Ltd.	70,976,832
14,347,200	China Pacific Insurance Group Co., Ltd. Class H	30,645,964
4,249,600	ENN Energy Holdings Ltd.	69,321,983
1,389,115	H World Group Ltd. ADR	53,272,560
3,907,500	Innovent Biologics, Inc.*(1)	16,333,547
4,887,026	JD.com, Inc. Class A	145,792,424
9,611,133	LONGi Green Energy Technology Co., Ltd. Class A	88,060,053
1,656,000	Meituan Class B*(1)	37,149,626
10,341,355	Midea Group Co., Ltd. Class A	84,522,501
52,306,000	PICC Property & Casualty Co., Ltd. Class H	53,691,667
13,669,379	Satellite Chemical Co., Ltd. Class A	46,023,360
2,060,100	SF Holding Co., Ltd. Class A	15,260,763
4,306,475	Shenzhen Inovance Technology Co., Ltd. Class A	42,298,273
3,344,700	Shenzhou International Group Holdings Ltd.	35,180,092
6,691,300	Tencent Holdings Ltd.	258,610,791
15,810,000	Weichai Power Co., Ltd. Class H	22,603,382
1,009,616	XPeng, Inc. ADR*	24,664,919
1,122,800	XPeng, Inc. Class A*	13,632,549
1,473,472	Yum China Holdings, Inc.	71,194,502
2,507,456	Zhejiang Supor Co., Ltd. Class A	17,479,751
1,366,918	ZTO Express Cayman, Inc. ADR	34,979,432
		1,481,281,717
	Egypt - 0.2%
5,378,933	Commercial International Bank Egypt S.A.E. GDR	9,884,365
	Greece - 1.0%
9,235,927	Alpha Services and Holdings S.A.*	8,209,203
19,247,324	Eurobank Ergasias Services & Holdings S.A.*	17,730,103
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Greece - 1.0% - (continued)
1,194,807	Hellenic Telecommunications Organization S.A.	$ 20,572,129
3,417,107	National Bank of Greece S.A.*	10,705,120
		57,216,555
	Hong Kong - 3.0%
12,428,200	AIA Group Ltd.	124,861,695
4,248,000	China Resources Land Ltd.	17,740,833
14,597,000	Hang Lung Properties Ltd.	26,632,142
		169,234,670
	Hungary - 0.5%
1,466,947	Richter Gedeon Nyrt	30,006,752
	India - 9.4%
6,839,525	Bharti Airtel Ltd.*	58,650,564
3,201,153	Cipla Ltd.	39,571,836
6,698,413	HDFC Bank Ltd.	122,320,139
14,369,103	ICICI Bank Ltd.	149,449,523
2,232,955	Reliance Industries Ltd.	71,017,623
2,092,513	Tata Consultancy Services Ltd.	87,527,268
		528,536,953
	Indonesia - 1.2%
67,340,200	Bank Mandiri Persero Tbk PT	37,694,230
6,033,500	Bank Negara Indonesia Persero Tbk PT	3,202,072
85,763,020	Bank Rakyat Indonesia Persero Tbk PT	25,316,626
		66,212,928
	Malaysia - 0.5%
23,343,574	CIMB Group Holdings Bhd	27,348,504
	Mexico - 2.1%
1,020,876	Fomento Economico Mexicano S.A.B. de C.V. ADR	63,273,895
9,338,080	Grupo Financiero Banorte S.A.B. de C.V. Class O	53,219,108
		116,493,003
	Peru - 0.6%
246,568	Credicorp Ltd.	31,905,899
	Poland - 0.4%
194,714	Bank Polska Kasa Opieki S.A.	3,083,900
329,453	Powszechna Kasa Oszczednosci Bank Polski S.A.*	1,864,536
3,107,886	Powszechny Zaklad Ubezpieczen S.A.	20,359,196
		25,307,632
	Qatar - 0.7%
6,976,144	Qatar National Bank QPSC	38,640,484
	Russia - 0.0%
390,765	Lukoil PJSC(2)	—
339,057	Magnit PJSC(2)(3)	—
366,305	Novatek PJSC GDR(2)(3)	—
67,747	Polyus PJSC*(2)(3)	—
30,946	Polyus PJSC GDR(2)(3)	—
5,358,303	Rosneft Oil Co. PJSC(2)(3)	—
836,086	Yandex N.V. Class A*(2)(3)	—
		—
	Saudi Arabia - 1.7%
2,530,533	Alinma Bank	25,635,458
3,641,792	Saudi National Bank	67,968,482
		93,603,940
	South Africa - 5.7%
2,273,575	Aspen Pharmacare Holdings Ltd.	19,926,126

16

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	South Africa - 5.7% - (continued)
3,408,058	AVI Ltd.	$ 14,204,343
1,856,230	Bid Corp. Ltd.	34,176,076
207,056	Capitec Bank Holdings Ltd.	24,883,108
20,012,713	FirstRand Ltd.	79,165,747
1,803,669	Foschini Group Ltd.	13,168,303
4,169,726	Gold Fields Ltd.	38,565,390
3,046,735	Impala Platinum Holdings Ltd.	33,780,714
176,459	Naspers Ltd. Class N	24,931,259
2,814,518	Shoprite Holdings Ltd.	38,080,419
		320,881,485
	South Korea - 12.6%
330,609	Kia Corp.	20,698,564
78,584	Korea Zinc Co., Ltd.	28,890,195
133,741	LG Chem Ltd.	62,290,471
34,973	LG H&H Co., Ltd.	21,019,797
2,814,467	LG Uplus Corp.	27,120,469
115,442	NAVER Corp.	23,093,164
6,546,030	Samsung Electronics Co., Ltd.	309,857,257
198,865	Samsung Fire & Marine Insurance Co., Ltd.	30,211,950
146,234	Samsung SDI Co., Ltd.	64,277,088
984,630	SK Hynix, Inc.	74,434,873
121,176	SK Innovation Co., Ltd.*	17,555,158
722,924	SK Telecom Co., Ltd.	29,838,995
		709,287,981
	Taiwan - 14.9%
5,102,000	Accton Technology Corp.	42,580,648
18,165,036	ASE Technology Holding Co., Ltd.	52,933,666
5,874,000	Chunghwa Telecom Co., Ltd.	23,834,457
45,413,000	CTBC Financial Holding Co., Ltd.	34,889,430
27,152,000	Hon Hai Precision Industry Co., Ltd.	99,233,650
1,924,000	MediaTek, Inc.	44,329,110
29,997,139	Taiwan Semiconductor Manufacturing Co., Ltd.	514,437,888
13,026,000	Uni-President Enterprises Corp.	30,664,944
		842,903,793
	Thailand - 1.1%
16,202,100	Kasikornbank PCL NVDR	64,948,033
	Turkey - 0.4%
2,275,244	BIM Birlesik Magazalar AS	11,695,921
4,505,244	KOC Holding AS	9,312,288
		21,008,209
	United Arab Emirates - 1.2%
32,542,854	Emaar Properties PJSC	48,836,811
4,156,774	First Abu Dhabi Bank PJSC	21,999,709
		70,836,520
	United Kingdom - 0.9%
3,985,547	Prudential plc	49,159,275
	Total Common Stocks (cost $5,200,868,510)	$ 5,381,203,059
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.5%
	Other Investment Pools & Funds - 4.5%
$ 250,478,878	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(4)		$ 250,478,878
	Total Short-Term Investments (cost $250,478,878)		$ 250,478,878
	Total Investments (cost $5,451,347,388)	99.9%	$ 5,631,681,937
	Other Assets and Liabilities	0.1%	6,663,392
	Total Net Assets	100.0%	$ 5,638,345,329
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $111,992,719, representing 2.0% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

17

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 508,276,666	$ 508,276,666	$ —	$ —
Cayman Islands	58,509,546	—	58,509,546	—
Chile	59,718,149	59,718,149	—	—
China	1,481,281,717	191,979,547	1,289,302,170	—
Egypt	9,884,365	—	9,884,365	—
Greece	57,216,555	—	57,216,555	—
Hong Kong	169,234,670	—	169,234,670	—
Hungary	30,006,752	—	30,006,752	—
India	528,536,953	—	528,536,953	—
Indonesia	66,212,928	—	66,212,928	—
Malaysia	27,348,504	—	27,348,504	—
Mexico	116,493,003	116,493,003	—	—
Peru	31,905,899	31,905,899	—	—
Poland	25,307,632	—	25,307,632	—
Qatar	38,640,484	—	38,640,484	—
Russia	—	—	—	—
Saudi Arabia	93,603,940	93,603,940	—	—
South Africa	320,881,485	61,548,722	259,332,763	—
South Korea	709,287,981	—	709,287,981	—
Taiwan	842,903,793	—	842,903,793	—
Thailand	64,948,033	—	64,948,033	—
Turkey	21,008,209	11,695,921	9,312,288	—
United Arab Emirates	70,836,520	—	70,836,520	—
United Kingdom	49,159,275	—	49,159,275	—
Short-Term Investments	250,478,878	250,478,878	—	—
Total	$ 5,631,681,937	$ 1,325,700,725	$ 4,305,981,212	$ —

(1)	For the period ended July 31, 2022, investments valued at $392,375,959 were transferred into Level 3 due to the unavailability of active market pricing or observable market data activity. There were no transfers out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
18

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8%
	Argentina - 1.4%
$ 159,000	YPF Energia Electrica S.A. 10.00%, 07/25/2026(1)	$ 120,013
	YPF S.A.
160,000	8.50%, 07/28/2025(2)	101,993
312,000	8.50%, 06/27/2029(1)(3)	176,910
		398,916
	Austria - 0.2%
81,000	Suzano Austria GmbH 3.13%, 01/15/2032	65,833
	Bermuda - 0.6%
200,000	Credicorp Ltd. 2.75%, 06/17/2025(1)	184,858
	British Virgin Islands - 2.9%
200,000	China Cinda 2020 I Management Ltd. 3.00%, 01/20/2031(2)	162,465
200,000	Elect Global Investments Ltd. 4.85%, 08/25/2023(2)(4)	157,000
200,000	Huarong Finance II Co., Ltd. 5.00%, 11/19/2025(2)	179,000
	Sinopec Group Overseas Development Ltd.
200,000	4.00%, 09/13/2047(1)	172,301
200,000	4.10%, 04/28/2045(1)	176,766
		847,532
	Canada - 1.3%
200,000	Canacol Energy Ltd. 5.75%, 11/24/2028(1)	164,774
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(1)	210,905
		375,679
	Cayman Islands - 2.3%
	Alibaba Group Holding Ltd.
200,000	4.20%, 12/06/2047	165,114
200,000	4.50%, 11/28/2034	190,430
200,000	Melco Resorts Finance Ltd. 5.75%, 07/21/2028(1)	141,579
200,000	Tencent Holdings Ltd. 3.93%, 01/19/2038(1)	168,352
		665,475
	Chile - 2.8%
200,000	Cencosud S.A. 5.15%, 02/12/2025(1)	199,500
234,080	Empresa Electrica Cochrane S.p.A. 5.50%, 05/14/2027(1)	202,889
420,000	Empresa Nacional del Petroleo 3.75%, 08/05/2026(1)	389,025
		791,414
	Colombia - 1.1%
	Ecopetrol S.A.
155,000	4.63%, 11/02/2031	127,487
141,000	5.88%, 05/28/2045	106,816
79,000	6.88%, 04/29/2030	75,329
		309,632
	Hong Kong - 1.2%
240,000	Lenovo Group Ltd. 3.42%, 11/02/2030(1)	200,647
200,000	Xiaomi Best Time International Ltd. 2.88%, 07/14/2031(1)	154,929
		355,576
	India - 2.4%
200,000	Adani Ports & Special Economic Zone Ltd. 4.38%, 07/03/2029(2)	176,146
200,000	JSW Steel Ltd. 5.05%, 04/05/2032(1)	156,893
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	India - 2.4% - (continued)
$ 200,000	ReNew Power Pvt Ltd. 5.88%, 03/05/2027(1)	$ 191,000
200,000	Summit Digitel Infrastructure Ltd. 2.88%, 08/12/2031(1)	155,856
		679,895
	Indonesia - 0.6%
200,000	Tower Bersama Infrastructure Tbk PT 2.80%, 05/02/2027(2)	173,100
	Ireland - 0.2%
200,000	Hacienda Investments Ltd. Via DME Airport DAC 5.35%, 02/08/2028(1)	20,000
200,000	Metalloinvest Finance DAC 3.38%, 10/22/2028(1)	30,125
200,000	Vnesheconombank Via VEB Finance plc 6.80%, 11/22/2025(1)(5)(6)	—
		50,125
	Jersey - 0.6%
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	168,733
	Kazakhstan - 1.0%
400,000	Development Bank of Kazakhstan JSC 2.95%, 05/06/2031(1)	296,460
	Luxembourg - 3.1%
200,000	Aegea Finance S.a.r.l. 6.75%, 05/20/2029(1)	194,000
80,000	Atento Luxco 1 S.A. 8.00%, 02/10/2026	49,631
197,797	FEL Energy S.a.r.l. 5.75%, 12/01/2040(1)(3)	142,414
230,000	Kenbourne Invest S.A. 4.70%, 01/22/2028(1)	163,792
200,000	MC Brazil Downstream Trading S.a.r.l. 7.25%, 06/30/2031(1)	160,000
200,000	Puma International Financing S.A. 5.00%, 01/24/2026(1)	170,760
		880,597
	Malaysia - 0.5%
200,000	Petronas Capital Ltd. 3.40%, 04/28/2061(1)	152,481
	Mexico - 9.9%
200,000	America Movil S.A.B. de C.V. 5.38%, 04/04/2032(1)	189,566
200,000	Banco Mercantil del Norte S.A. 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 year USD CMT + 5.353% thereafter)(1)(4)(7)	187,858
200,000	Braskem Idesa SAPI 6.99%, 02/20/2032(1)	172,440
200,000	Cemex S.A.B. de C.V. 5.13%, 06/08/2026, (5.13% fixed rate until 06/08/2026; 5 year USD CMT + 4.534% thereafter)(1)(4)(7)	167,000
200,000	Electricidad Firme de Mexico Holdings S.A. de C.V. 4.90%, 11/20/2026(1)(3)	159,932
200,000	Grupo Bimbo S.A.B. de C.V. 4.70%, 11/10/2047(1)	188,222
MXN 16,510,000	Grupo Televisa S.A.B. 7.25%, 05/14/2043	501,484
$ 200,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(1)	144,650
	Petroleos Mexicanos
660,000	5.95%, 01/28/2031(3)	512,325
90,000	6.63%, 06/15/2035	65,866

19

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	Mexico - 9.9% - (continued)
$ 436,000	6.70%, 02/16/2032	$ 349,236
250,000	Total Play Telecomunicaciones S.A. de C.V. 6.38%, 09/20/2028(1)	195,820
		2,834,399
	Mult - 0.4%
100,000	Jbs Finance Luxembourg S.a.r.l. 6.75%, 02/15/2028(1)	103,774
	Netherlands - 2.0%
200,000	Braskem Netherlands Finance B.V. 8.50%, 01/23/2081, (8.50% fixed rate until 10/24/2025; 5 year USD CMT + 8.220% thereafter)(1)(7)	207,580
200,000	Embraer Netherlands Finance B.V. 6.95%, 01/17/2028(1)	201,500
200,000	Metinvest B.V. 7.65%, 10/01/2027(1)	78,000
200,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	89,725
		576,805
	Panama - 0.6%
200,000	AES Panama Generation Holdings 4.38%, 05/31/2030(1)	163,840
	Peru - 1.6%
127,000	Banco BBVA Peru S.A. 5.25%, 09/22/2029, (5.25% fixed rate until 09/22/2024; 5 year USD CMT + 2.750% thereafter)(1)(3)(7)	121,920
150,000	Banco Internacional del Peru SAA Interbank 4.00%, 07/08/2030, (4.00% fixed rate until 07/08/2025; 12 mo. USD CMT + 3.711% thereafter)(1)(7)	138,000
200,000	Kallpa Generacion S.A. 4.13%, 08/16/2027(1)	183,000
22,000	Volcan Cia Minera SAA 4.38%, 02/11/2026(1)	19,250
		462,170
	Qatar - 1.6%
540,000	Qatar Energy 3.13%, 07/12/2041(1)	456,268
	Saudi Arabia - 0.6%
200,000	Saudi Arabian Oil Co. 2.25%, 11/24/2030(2)	176,758
	South Korea - 0.7%
200,000	SK Innovation Co., Ltd. 4.13%, 07/13/2023(2)	199,844
	Spain - 0.8%
250,000	AI Candelaria Spain S.A. 7.50%, 12/15/2028(1)	233,125
	Turkey - 1.1%
200,000	Coca-Cola Icecek AS 4.50%, 01/20/2029(1)	159,986
200,000	Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(1)	146,940
		306,926
	United Kingdom - 0.6%
200,000	Endeavour Mining plc 5.00%, 10/14/2026(1)	162,856
	United States - 1.7%
200,000	Kosmos Energy Ltd. 7.75%, 05/01/2027(1)	169,064
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.8% - (continued)
	United States - 1.7% - (continued)
$ 200,000	Mercury Chile Holdco LLC 6.50%, 01/24/2027(1)	$ 171,941
200,000	Sasol Financing USA LLC 5.50%, 03/18/2031	163,100
		504,105
	Total Corporate Bonds (cost $15,139,249)	$ 12,577,176
FOREIGN GOVERNMENT OBLIGATIONS - 51.3%
	Angola - 1.2%
	Angolan Government International Bond
200,000	8.25%, 05/09/2028(1)	$ 167,524
200,000	8.75%, 04/14/2032(1)	161,492
		329,016
	Argentina - 1.7%
361,379	Argentine Republic Government International Bond 1.50%, 07/09/2035(8)	80,141
200,000	Ciudad Autonoma De Buenos Aires 7.50%, 06/01/2027(1)	159,129
371,291	Provincia de Cordoba 6.88%, 12/10/2025(1)(8)	259,904
		499,174
	Azerbaijan - 0.5%
180,000	Republic of Azerbaijan International Bond 3.50%, 09/01/2032(1)	154,323
	Brazil - 3.4%
	Brazil Notas do Tesouro Nacional
BRL 1,180,000	10.00%, 01/01/2023	224,662
2,454,000	10.00%, 01/01/2025	448,344
572,000	10.00%, 01/01/2029	97,391
1,149,000	10.00%, 01/01/2031	190,272
		960,669
	Cameroon - 0.3%
EUR 110,000	Republic of Cameroon International Bond 5.95%, 07/07/2032(1)	75,245
	Chile - 1.5%
	Bonos de la Tesoreria de la Republica en pesos
CLP 135,000,000	2.50%, 03/01/2025	132,812
65,000,000	4.70%, 09/01/2030(1)(2)	63,694
$ 280,000	Chile Government International Bond 2.55%, 07/27/2033	237,761
		434,267
	Colombia - 2.4%
	Colombia Government International Bond
270,000	4.50%, 01/28/2026	258,628
240,000	6.13%, 01/18/2041	201,116
	Colombian TES
COP 913,400,000	7.00%, 06/30/2032	149,867
575,000,000	7.25%, 10/18/2034	91,340
		700,951
	Costa Rica - 0.7%
$ 200,000	Costa Rica Government International Bond 6.13%, 02/19/2031(1)	192,161

20

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 51.3% - (continued)
	Czech Republic - 0.4%
	Czech Republic Government Bond
CZK 3,740,000	1.50%, 04/24/2040	$ 103,811
470,000	2.00%, 10/13/2033	15,955
		119,766
	Dominican Republic - 1.0%
$ 330,000	Dominican Republic International Bond 6.85%, 01/27/2045(1)	289,914
	Ecuador - 1.5%
	Ecuador Government International Bond
651,500	0.00%, 07/31/2030(1)(9)	274,490
314,665	1.50%, 07/31/2040(1)(8)	129,478
54,000	2.50%, 07/31/2035(1)(8)	24,413
		428,381
	El Salvador - 0.1%
	El Salvador Government International Bond
50,000	5.88%, 01/30/2025(1)	22,938
40,000	8.63%, 02/28/2029(1)	14,741
		37,679
	Gabon - 0.5%
200,000	Gabon Government International Bond 6.63%, 02/06/2031(1)	141,260
	Ghana - 0.4%
240,000	Ghana Government International Bond 7.63%, 05/16/2029(1)	112,200
	Hungary - 0.2%
HUF 30,840,000	Hungary Government Bond 5.50%, 06/24/2025	68,621
	Indonesia - 4.9%
	Indonesia Treasury Bond
IDR 2,820,000,000	7.00%, 05/15/2027	192,309
1,035,000,000	7.50%, 08/15/2032	70,826
1,878,000,000	8.25%, 06/15/2032	134,647
1,768,000,000	8.75%, 05/15/2031	130,939
5,087,000,000	9.00%, 03/15/2029	380,689
$ 470,000	Perusahaan Penerbit SBSN Indonesia III 4.70%, 06/06/2032(1)	486,313
		1,395,723
	Ivory Coast - 1.4%
	Ivory Coast Government International Bond
EUR 100,000	5.25%, 03/22/2030(1)	78,798
440,000	6.63%, 03/22/2048(1)	312,588
		391,386
	Jordan - 0.6%
$ 200,000	Jordan Government International Bond 5.75%, 01/31/2027(1)	182,676
	Malaysia - 2.9%
	Malaysia Government Bond
MYR 1,820,000	3.89%, 08/15/2029	408,694
1,898,000	3.90%, 11/30/2026	429,667
		838,361
	Mexico - 4.0%
	Mexican Bonos
MXN 4,930,000	7.75%, 05/29/2031	228,211
2,850,000	7.75%, 11/23/2034	129,808
11,240,000	7.75%, 11/13/2042	496,053
6,200,000	8.00%, 11/07/2047	279,813
		1,133,885
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 51.3% - (continued)
	Nigeria - 2.1%
	Nigeria Government International Bond
$ 200,000	7.14%, 02/23/2030(1)	$ 143,984
200,000	7.88%, 02/16/2032(1)	143,000
200,000	8.38%, 03/24/2029(1)	154,796
200,000	8.75%, 01/21/2031(1)	151,068
		592,848
	Oman - 0.6%
200,000	Oman Government International Bond 6.75%, 01/17/2048(1)	177,012
	Panama - 1.2%
	Panama Government International Bond
200,000	3.16%, 01/23/2030	180,560
200,000	4.50%, 01/19/2063	157,864
		338,424
	Peru - 4.5%
150,000	Fondo MIVIVIENDA S.A. 4.63%, 04/12/2027(1)	144,720
	Peru Government Bond
PEN 1,180,000	5.35%, 08/12/2040	217,190
1,272,000	5.40%, 08/12/2034	253,720
430,000	6.95%, 08/12/2031	100,972
	Peruvian Government International Bond
$ 94,000	1.86%, 12/01/2032	74,651
318,000	2.78%, 01/23/2031	280,100
146,000	3.00%, 01/15/2034	125,021
63,000	3.30%, 03/11/2041	50,997
60,000	3.55%, 03/10/2051	48,226
		1,295,597
	Poland - 1.3%
	Republic of Poland Government Bond
PLN 614,000	1.25%, 10/25/2030	94,897
717,000	2.75%, 10/25/2029	127,657
760,000	4.00%, 10/25/2023	158,780
		381,334
	Qatar - 1.4%
	Qatar Government International Bond
$ 200,000	3.40%, 04/16/2025(1)	200,580
200,000	4.82%, 03/14/2049(1)	213,617
		414,197
	Romania - 0.3%
	Romania Government Bond
RON 190,000	3.65%, 09/24/2031	28,259
390,000	4.15%, 10/24/2030	61,742
		90,001
	Russia - 0.0%
	Russian Federal Bond - OFZ
RUB 49,589,000	7.25%, 05/10/2034(5)(6)	—
15,450,000	7.70%, 03/23/2033(5)(6)	—
21,022,000	8.50%, 09/17/2031(5)(6)	—
		—
	Saudi Arabia - 2.7%
	Saudi Government International Bond
$ 200,000	3.25%, 10/26/2026(2)	199,678
600,000	4.50%, 10/26/2046(1)	579,000
		778,678
	South Africa - 4.4%
	Republic of South Africa Government Bond
ZAR 7,909,200	7.00%, 02/28/2031	379,090
3,540,000	8.00%, 01/31/2030	187,224

21

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 51.3% - (continued)
	South Africa - 4.4% - (continued)
ZAR 5,071,400	8.50%, 01/31/2037		$ 246,033
2,300,400	8.88%, 02/28/2035		118,051
3,610,000	9.00%, 01/31/2040		179,175
$ 200,000	Republic of South Africa Government International Bond 5.00%, 10/12/2046		141,740
			1,251,313
	Thailand - 1.2%
	Thailand Government Bond
THB 838,000	1.60%, 06/17/2035		19,131
1,230,000	2.00%, 06/17/2042		26,805
8,688,000	3.63%, 06/16/2023		240,859
1,760,000	4.88%, 06/22/2029		55,066
			341,861
	Ukraine - 0.1%
$ 200,000	Ukraine Government International Bond 7.38%, 09/25/2032(1)		38,666
	United Arab Emirates - 1.9%
	Abu Dhabi Government International Bond
200,000	3.13%, 04/16/2030(1)		196,824
400,000	3.13%, 09/30/2049(1)		332,800
			529,624
	Total Foreign Government Obligations (cost $17,671,454)		$ 14,715,213
	Total Long-Term Investments (cost $32,810,703)		$ 27,292,389
SHORT-TERM INVESTMENTS - 3.1%
	Other Investment Pools & Funds - 2.1%
600,293	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(10)		$ 600,293
	Securities Lending Collateral - 1.0%
144,670	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(10)		144,670
102,418	HSBC US Government Money Market Fund, 2.18%(10)		102,418
46,970	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(10)		46,970
			294,058
	Total Short-Term Investments (cost $894,351)		$ 894,351
	Total Investments (cost $33,705,054)	98.2%	$ 28,186,740
	Other Assets and Liabilities	1.8%	506,509
	Total Net Assets	100.0%	$ 28,693,249
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $14,657,567, representing 51.1% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $1,589,678, representing 5.5% of net assets.
(3)	Represents entire or partial securities on loan.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(6)	Investment valued using significant unobservable inputs.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)	Security is a zero-coupon bond.
(10)	Current yield as of period end.

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
610,000	BRL	115,192	USD	UBS	09/14/2022	$ 1,185
5,290,000	CNY	792,272	USD	UBS	08/26/2022	(6,499)
1,670,000	CNY	248,069	USD	UBS	10/21/2022	405
1,134,410,000	COP	280,510	USD	UBS	08/04/2022	(16,075)
22

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,311,520,000	COP	519,443	USD	UBS	09/22/2022	$ 14,718
450,000	EUR	485,010	USD	JPM	08/04/2022	(24,962)
1,030,000	EUR	1,056,643	USD	JPM	09/14/2022	(593)
12,500,000	MXN	605,158	USD	CBK	09/14/2022	2,922
950,000	PEN	240,720	USD	MSC	09/22/2022	(299)
2,411,692	PLN	552,446	USD	MSC	08/19/2022	(34,162)
1,380,000	PLN	292,753	USD	MSC	10/07/2022	1,320
118,978	USD	610,000	BRL	UBS	09/14/2022	2,601
91,499	USD	620,000	CNY	UBS	08/26/2022	(595)
278,965	USD	1,134,410,000	COP	CBK	08/04/2022	14,530
566,827	USD	2,311,520,000	COP	MSC	09/22/2022	32,666
475,498	USD	450,000	EUR	MSC	08/04/2022	15,450
457,594	USD	430,000	EUR	JPM	09/14/2022	16,719
630,248	USD	600,000	EUR	UBS	09/14/2022	15,073
617,144	USD	12,500,000	MXN	UBS	09/14/2022	9,064
393,984	USD	1,480,000	PEN	UBS	09/22/2022	19,433
242,712	USD	920,000	PEN	JPM	09/22/2022	9,883
210,997	USD	932,125	PLN	JPM	08/19/2022	10,678
106,273	USD	469,567	PLN	BOA	08/19/2022	5,361
221,937	USD	1,010,000	PLN	UBS	08/19/2022	4,883
144,223	USD	686,550	PLN	UBS	10/07/2022	(2,078)
145,632	USD	693,450	PLN	JPM	10/07/2022	(2,139)
315,705	USD	5,000,000	ZAR	MSC	09/14/2022	16,397
156,554	USD	2,530,000	ZAR	SSG	09/14/2022	5,104
Total foreign currency contracts						$ 110,990
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 12,577,176	$ —	$ 12,577,176	$ —
Foreign Government Obligations	14,715,213	—	14,715,213	—
Short-Term Investments	894,351	894,351	—	—
Foreign Currency Contracts(2)	199,498	—	199,498	—
Total	$ 28,386,238	$ 894,351	$ 27,491,887	$ —
Liabilities
Foreign Currency Contracts(2)	$ (88,508)	$ —	$ (88,508)	$ —
Total	$ (88,508)	$ —	$ (88,508)	$ —

(1)	For the period ended July 31, 2022, investments valued at $561,703 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
23

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9%
	Australia - 2.3%
7,923	South32 Ltd.	$ 21,595
	Belgium - 2.5%
535	Ageas S.A.	23,350
	France - 15.9%
960	AXA S.A.	22,121
1,385	Carrefour S.A.	23,603
2,213	Orange S.A.	22,613
454	Publicis Groupe S.A.*	24,160
900	Renault S.A.*	26,608
295	Sanofi	29,315
		148,420
	Germany - 8.3%
469	BASF SE	20,901
389	Bayer AG	22,691
477	Continental AG	33,982
		77,574
	Italy - 5.7%
2,012	Eni S.p.A.	24,185
7,416	Intesa Sanpaolo S.p.A.	13,169
1,608	UniCredit S.p.A.	15,903
		53,257
	Japan - 15.6%
800	Bridgestone Corp.	31,205
800	Dentsu Group, Inc.	27,945
800	KDDI Corp.	25,650
1,100	Nippon Telegraph & Telephone Corp.	31,422
3,500	Panasonic Holdings Corp.	28,896
		145,118
	Netherlands - 1.6%
1,529	ING Groep N.V.	14,852
	Singapore - 2.9%
45,400	Genting Singapore Ltd.	26,515
	Spain - 2.6%
1,965	Repsol S.A.*	24,481
	Switzerland - 5.5%
101	Swatch Group AG	26,888
318	Swiss Re AG	23,862
		50,750
	United Kingdom - 32.0%
604	Anglo American plc	21,832
8,396	Barclays plc	16,083
8,692	BT Group plc	17,161
1,150	GSK plc	24,153
1,437	Haleon plc*	5,106
2,533	HSBC Holdings plc	15,867
846	Imperial Brands plc	18,575
5,449	Natwest Group plc	16,550
3,080	Pearson plc	28,506
23,786	Rolls-Royce Holdings plc*	25,997
Shares or Principal Amount			Market Value†
COMMON STOCKS - 94.9% - (continued)
	United Kingdom - 32.0% - (continued)
1,003	Shell plc		$ 26,756
4,147	Standard Chartered plc		28,584
9,123	Tesco plc		29,259
2,223	WPP plc		23,991
			298,420
	Total Common Stocks (cost $955,715)		$ 884,332
PREFERRED STOCKS - 3.2%
	Germany - 3.2%
465	Henkel AG & Co. KGaA (Preference Shares)		$ 29,706
	Total Preferred Stocks (cost $30,780)		$ 29,706
	Total Long-Term Investments (cost $986,495)		$ 914,038
SHORT-TERM INVESTMENTS - 2.4%
	Other Investment Pools & Funds - 2.4%
$ 22,864	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(1)		$ 22,864
	Total Short-Term Investments (cost $22,864)		$ 22,864
	Total Investments (cost $1,009,359)	100.5%	$ 936,902
	Other Assets and Liabilities	(0.5)%	(4,870)
	Total Net Assets	100.0%	$ 932,032
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report (when available).

24

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 21,595	$ —	$ 21,595	$ —
Belgium	23,350	—	23,350	—
France	148,420	—	148,420	—
Germany	77,574	—	77,574	—
Italy	53,257	—	53,257	—
Japan	145,118	—	145,118	—
Netherlands	14,852	—	14,852	—
Singapore	26,515	—	26,515	—
Spain	24,481	—	24,481	—
Switzerland	50,750	—	50,750	—
United Kingdom	298,420	5,106	293,314	—
Preferred Stocks	29,706	—	29,706	—
Short-Term Investments	22,864	22,864	—	—
Total	$ 936,902	$ 27,970	$ 908,932	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
25

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9%
	Australia - 3.4%
656,289	Allkem Ltd.*	$ 5,293,884
1,599,129	Beach Energy Ltd.	2,060,829
809,663	BHP Group Ltd.	22,271,808
94,123	BlueScope Steel Ltd.	1,105,604
729,314	Fortescue Metals Group Ltd.	9,385,219
585,650	IGO Ltd.	4,589,056
453,174	Iluka Resources Ltd.	3,075,702
475,648	Perenti Global Ltd.	191,886
1,120,187	Pilbara Minerals Ltd.*	2,208,707
151,867	Rio Tinto Ltd.	10,522,036
2,276,592	Santos Ltd.	11,834,590
391,805	Sierra Rutile Holdings Ltd.*	87,601
460,578	Woodside Energy Group Ltd.	10,402,795
		83,029,717
	Austria - 0.6%
77,954	Erste Group Bank AG	1,976,342
206,013	OMV AG	8,774,078
149,398	Raiffeisen Bank International AG	1,809,920
75,793	Telekom Austria AG	468,659
33,703	voestalpine AG	758,878
		13,787,877
	Belgium - 0.6%
69,511	Ageas S.A.	3,033,828
50,069	bpost S.A.	314,229
109,819	KBC Group N.V.	5,751,986
55,134	Solvay S.A.	4,842,580
14,559	Telenet Group Holding N.V.	232,846
		14,175,469
	Bermuda - 0.1%
274,858	DHT Holdings, Inc.	1,805,817
	Brazil - 0.5%
169,815	AES Brasil Energia S.A.	352,817
486,046	Cia de Saneamento Basico do Estado de Sao Paulo	4,196,222
317,900	Cia de Saneamento de Minas Gerais	737,288
534,793	Cia Energetica de Minas Gerais(1)	1,187,240
615,500	CSN Mineracao S.A.	416,353
492,700	EDP - Energias do Brasil S.A.	2,066,367
381,100	Engie Brasil Energia S.A.	3,264,404
297,500	Light S.A.	307,614
66,400	Sao Martinho S.A.	449,545
		12,977,850
	Canada - 8.7%
418,077	ARC Resources Ltd.	5,863,623
190,776	Bank of Montreal(1)	19,018,753
588,850	BCE, Inc.	29,751,743
83,660	BRP, Inc.(1)	6,363,269
52,100	Canaccord Genuity Group, Inc.	404,822
11,651	Canadian National Railway Co.	1,476,039
84,044	Canadian Natural Resources Ltd.	4,640,780
58,853	Canfor Corp.*	1,252,387
214,372	Capstone Copper Corp.*	483,804
33,676	Celestica, Inc.*	354,761
252,171	CI Financial Corp.	2,906,598
152,253	Corus Entertainment, Inc. Class B	447,051
200	E-L Financial Corp. Ltd.	125,727
1,693	Fairfax Financial Holdings Ltd.	911,976
64,943	Fiera Capital Corp. Class A(1)	462,013
206,005	Fortuna Silver Mines, Inc.*(1)	590,401
134,097	Gildan Activewear, Inc.	3,930,077
370,375	Hudbay Minerals, Inc.	1,425,910
69,123	IGM Financial, Inc.	2,006,945
68,982	Imperial Oil Ltd.	3,305,943
80,860	Interfor Corp.*	1,996,637
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Canada - 8.7% - (continued)
23,725	Largo, Inc.*(1)	$ 180,640
33,600	Linamar Corp.	1,531,817
170,287	Loblaw Cos., Ltd.	15,501,430
92,494	Magna International, Inc.	5,906,239
608,111	Manulife Financial Corp.	11,131,250
42,700	Martinrea International, Inc.	311,443
244,478	Metro, Inc.	13,537,882
272,679	National Bank of Canada	19,132,567
126,392	Nutrien Ltd.	10,819,641
42,575	Open Text Corp.	1,741,501
228,451	Parex Resources, Inc.	4,253,072
92,679	Royal Bank of Canada	9,036,664
42,321	Sleep Country Canada Holdings, Inc.(2)	946,526
120,254	Suncor Energy, Inc.	4,081,245
112,577	Teck Resources Ltd. Class B	3,309,925
10,641	Toromont Industries Ltd.	896,202
261,687	Toronto-Dominion Bank	16,998,262
38,664	Transcontinental, Inc. Class A	490,339
62,463	West Fraser Timber Co., Ltd.	5,848,026
		213,373,930
	Chile - 0.3%
3,946,496	Aguas Andinas S.A. Class A	796,000
78,072	Sociedad Quimica y Minera de Chile S.A. ADR	7,679,943
		8,475,943
	China - 5.4%
809,000	3SBio, Inc.(2)	538,492
3,579,000	Agricultural Bank of China Ltd. Class H	1,180,433
1,497,800	Alibaba Group Holding Ltd.*	16,840,467
824,250	A-Living Smart City Services Co., Ltd.(2)	1,005,390
2,526,500	BAIC Motor Corp. Ltd. Class H(2)	679,899
552,150	Baidu, Inc. Class A*	9,543,580
5,628,000	Bank of China Ltd. Class H	2,001,233
4,676,000	China BlueChemical Ltd. Class H	1,265,111
790,000	China Conch Venture Holdings Ltd.	1,531,562
7,923,000	China Construction Bank Corp. Class H	5,059,708
3,372,000	China Feihe Ltd.(2)	2,960,867
523,200	China International Capital Corp. Ltd. Class H(2)	962,021
1,267,000	China Lesso Group Holdings Ltd. Class L	1,552,786
362,000	China Lilang Ltd.	170,369
1,336,000	China Medical System Holdings Ltd.	2,123,848
1,125,500	China Merchants Bank Co., Ltd. Class H	6,081,412
984,000	China Shineway Pharmaceutical Group Ltd.	783,574
3,533,000	China Suntien Green Energy Corp. Ltd. Class H	1,732,933
32,662,000	China Tower Corp. Ltd. Class H(2)	4,202,051
906,500	China Yongda Automobiles Services Holdings Ltd.	781,646
1,230,000	Consun Pharmaceutical Group Ltd.	674,024
546,560	Ganfeng Lithium Co., Ltd. Class H(2)	4,942,139
654,000	Greentown Management Holdings Co., Ltd.(2)	544,023
528,000	Haitian International Holdings Ltd.	1,263,568
11,808,000	Industrial & Commercial Bank of China Ltd. Class H	6,242,744
310,650	JD.com, Inc. Class A	9,267,480
1,529,400	Kingsoft Corp. Ltd.	5,106,604
587,400	Livzon Pharmaceutical Group, Inc. Class H	1,751,148
6,369,000	Lonking Holdings Ltd.	1,263,338
129,500	NetDragon Websoft Holdings Ltd.	258,726
629,900	NetEase, Inc.	11,783,388
822,500	Ping An Insurance Group Co. of China Ltd. Class H	4,833,864
304,000	Q Technology Group Co., Ltd.*	174,488
159,000	S-Enjoy Service Group Co., Ltd.	133,714
1,754,000	Sinotrans Ltd. Class H	526,057

26

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	China - 5.4% - (continued)
311,800	Tencent Holdings Ltd.	$ 12,050,699
1,068,000	Tianneng Power International Ltd.(1)	1,251,906
637,600	Xinjiang Goldwind Science & Technology Co., Ltd. Class H	1,139,071
1,117,600	Xinte Energy Co., Ltd. Class H	2,971,082
814,000	Yangzijiang Shipbuilding Holdings Ltd.	548,803
243,500	Zhongsheng Group Holdings Ltd.	1,394,021
1,660,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	863,354
1,285,400	ZTE Corp. Class H	2,766,105
		132,747,728
	Colombia - 0.0%
26,351	Tecnoglass, Inc.(1)	590,526
	Denmark - 0.8%
2,389	AP Moller - Maersk A/S Class B	6,522,766
178,074	Pandora A/S	13,229,421
		19,752,187
	Finland - 0.7%
190,975	Elisa Oyj	10,561,887
1,030,086	Nokia Oyj	5,365,285
258,131	Outokumpu Oyj(1)	1,136,500
34,854	TietoEVRY Oyj	948,026
		18,011,698
	France - 5.4%
45,487	Amundi S.A.(2)	2,469,708
143,785	BNP Paribas S.A.	6,793,451
174,388	Cie de Saint-Gobain	8,131,681
177,541	Cie Generale des Etablissements Michelin SCA	4,968,407
58,767	Coface S.A.*	615,457
49,561	Derichebourg S.A.	315,893
195,261	Engie S.A.	2,415,835
18,534	Eramet S.A.	1,961,943
64,379	Eutelsat Communications S.A.	489,906
60,913	Faurecia SE*	1,101,002
8,735	Fnac Darty S.A.	350,384
66,985	Ipsen S.A.	6,776,011
43,285	IPSOS	2,218,603
34,936	Legrand S.A.	2,860,162
296,019	Metropole Television S.A.	3,899,303
1,720,284	Orange S.A.	17,578,604
24,917	Pernod Ricard S.A.	4,894,804
24,979	Publicis Groupe S.A.	1,329,266
277,494	Rexel S.A.	4,931,746
12,552	Rothschild & Co.	462,250
292,903	Sanofi	29,106,802
309,971	Societe Generale S.A.	6,945,331
292,744	TotalEnergies SE	14,952,589
5,831	Trigano S.A.	570,538
206,272	Valeo S.A.	4,430,728
21,308	Verallia S.A.(2)	545,414
		131,115,818
	Georgia - 0.0%
68,559	TBC Bank Group plc	1,152,178
	Germany - 1.8%
59,420	BASF SE	2,648,063
90,620	Bayer AG	5,285,886
35,842	Bayerische Motoren Werke AG	2,928,769
14,143	Continental AG	1,007,564
84,611	Covestro AG(2)	2,853,538
611,412	Deutsche Bank AG	5,347,991
165,829	Deutsche Telekom AG	3,150,581
31,400	DWS Group GmbH & Co. KGaA(2)	916,560
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Germany - 1.8% - (continued)
80,780	Fresenius SE & Co. KGaA	$ 2,067,076
21,272	Hochtief AG	1,141,766
158,836	K+S AG	3,349,251
57,297	Kloeckner & Co. SE	561,546
52,583	Mercedes-Benz Group AG	3,101,029
37,960	Porsche Automobil Holding SE	2,747,610
211,086	ProSiebenSat.1 Media SE	1,805,359
251,499	Schaeffler AG(1)	1,481,453
187,465	TeamViewer AG*(2)	1,951,824
10,484	Vitesco Technologies Group AG*	570,215
		42,916,081
	Gibraltar - 0.0%
228,399	888 Holdings plc	409,150
	Greece - 0.0%
40,966	OPAP S.A.	571,554
	Hong Kong - 1.6%
2,314,000	Brilliance China Automotive Holdings Ltd.*(3)(4)	1,075,950
1,727,000	China Gas Holdings Ltd.	2,654,649
746,500	China Overseas Land & Investment Ltd.	2,062,892
758,000	China Water Affairs Group Ltd.	680,393
656,303	CK Asset Holdings Ltd.	4,646,446
3,317,000	GCL-Poly Energy Holdings Ltd.*	1,451,627
99,000	Hang Lung Properties Ltd.	180,625
735,000	Henderson Land Development Co., Ltd.	2,558,642
394,400	Hongkong Land Holdings Ltd.	2,050,115
531,000	Hysan Development Co., Ltd.	1,627,827
841,500	JS Global Lifestyle Co., Ltd.(2)	1,011,763
276,000	Kerry Properties Ltd.	663,817
720,000	Sino Land Co., Ltd.	1,069,803
1,421,000	SITC International Holdings Co., Ltd.	4,838,399
390,000	Sun Hung Kai Properties Ltd.	4,655,481
280,000	Swire Pacific Ltd. Class A	1,594,634
708,800	Swire Properties Ltd.	1,688,879
1,242,000	Untrade Youyuan(1)(3)(4)	—
668,000	Wharf Real Estate Investment Co., Ltd.	2,973,406
1,086,000	Xinyi Glass Holdings Ltd.	2,141,954
		39,627,302
	Hungary - 0.3%
178,355	OTP Bank Nyrt	3,682,029
161,929	Richter Gedeon Nyrt	3,312,296
		6,994,325
	Indonesia - 0.6%
7,658,700	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	467,293
7,749,100	Media Nusantara Citra Tbk PT	552,067
43,993,800	Telkom Indonesia Persero Tbk PT	12,565,511
		13,584,871
	Ireland - 0.4%
1,218,668	AIB Group plc	2,772,040
819,529	Bank of Ireland Group plc	4,694,064
129,726	Kenmare Resources plc	696,693
38,331	Smurfit Kappa Group plc	1,389,399
		9,552,196
	Isle of Man - 0.0%
498,877	Strix Group plc(1)	970,837
	Israel - 1.0%
106,799	Check Point Software Technologies Ltd.*	13,307,155
322,441	ICL Group Ltd.	2,938,217
196,883	Plus500 Ltd.	3,995,832

27

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Israel - 1.0% - (continued)
162,781	Teva Pharmaceutical Industries Ltd.*	$ 1,526,886
37,534	ZIM Integrated Shipping Services Ltd.	1,869,944
		23,638,034
	Italy - 1.4%
364,471	Anima Holding S.p.A.(2)	1,279,599
166,767	Azimut Holding S.p.A.	2,917,276
1,382,776	Eni S.p.A.	16,621,768
1,105,022	Italgas S.p.A.	6,321,599
309,588	Pirelli & C. S.p.A.(2)	1,331,472
90,142	RAI Way S.p.A.(2)	448,637
56,797	Recordati Industria Chimica e Farmaceutica S.p.A.	2,518,907
170,981	UniCredit S.p.A.	1,690,948
		33,130,206
	Japan - 16.2%
192,700	AGC, Inc.	7,024,537
162,500	Air Water, Inc.	2,187,719
158,600	Aisin Corp.	4,710,195
161,400	Ajinomoto Co., Inc.	4,247,399
1,936,100	Astellas Pharma, Inc.	30,322,007
256,100	Citizen Watch Co., Ltd.	1,122,744
83,900	CKD Corp.	1,191,522
17,900	Daido Steel Co., Ltd.	534,251
234,000	Daiwabo Holdings Co., Ltd.	3,359,213
48,800	Dexerials Corp.	1,317,269
46,800	Dowa Holdings Co., Ltd.	1,697,282
36,000	Eagle Industry Co., Ltd.	272,663
898,600	ENEOS Holdings, Inc.	3,476,146
61,600	Exedy Corp.	802,125
104,600	FCC Co., Ltd.	1,113,760
24,100	Goldcrest Co., Ltd.	327,790
64,200	GS Yuasa Corp.	1,172,170
29,400	G-Tekt Corp.	296,161
237,400	Hachijuni Bank Ltd.	883,802
26,300	Hamakyorex Co., Ltd.	631,282
143,300	Haseko Corp.	1,744,593
114,200	Hazama Ando Corp.	768,767
106,900	Hokuetsu Kishu Paper Co., Ltd.	563,685
373,700	Honda Motor Co., Ltd.	9,576,876
57,400	Hosiden Corp.	639,029
1,810,300	Inpex Corp.	20,749,247
408,300	Isuzu Motors Ltd.	4,478,480
264,000	ITOCHU Corp.(1)	7,684,950
210,000	Iyo Bank Ltd.	1,018,778
47,200	Japan Post Insurance Co., Ltd.	763,123
173,100	JTEKT Corp.	1,283,524
122,000	Kajima Corp.	1,392,716
349,500	Kamigumi Co., Ltd.	7,106,877
77,600	Kanamoto Co., Ltd.	1,194,802
63,800	Kandenko Co., Ltd.	396,082
61,300	Kaneka Corp.	1,660,929
944,000	KDDI Corp.	30,266,828
40,700	KH Neochem Co., Ltd.	777,211
29,600	Kinden Corp.	349,466
251,300	Kobe Steel Ltd.	1,168,257
22,000	Kohnan Shoji Co., Ltd.	616,920
26,400	Komeri Co., Ltd.	531,186
29,600	Kumagai Gumi Co., Ltd.	629,788
16,900	Kureha Corp.	1,285,311
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	340,742
45,600	Kyudenko Corp.	992,552
36,700	Makino Milling Machine Co., Ltd.	1,249,452
942,600	Marubeni Corp.	8,768,316
573,700	Mazda Motor Corp.	4,836,044
25,800	Meidensha Corp.	399,319
691,300	Mitsubishi Chemical Holdings Corp.	3,887,544
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Japan - 16.2% - (continued)
139,400	Mitsubishi Gas Chemical Co., Inc.	$ 2,026,267
293,900	Mitsubishi Motors Corp.*	1,024,034
885,400	Mitsubishi UFJ Financial Group, Inc.	4,988,779
416,700	Mitsui & Co., Ltd.	9,193,345
145,500	Mitsui Chemicals, Inc.	3,064,846
26,300	Mitsui Mining & Smelting Co., Ltd.	629,842
98,700	Mitsui OSK Lines Ltd.(1)	2,706,443
35,400	Mizuno Corp.	664,774
46,500	Morinaga Milk Industry Co., Ltd.	1,714,589
105,800	Musashi Seimitsu Industry Co., Ltd.	1,138,035
159,400	NGK Spark Plug Co., Ltd.	3,121,442
119,400	NHK Spring Co., Ltd.	813,679
16,200	Nichias Corp.	289,086
10,868	Nichirin Co., Ltd.	128,671
96,950	Nippon Light Metal Holdings Co., Ltd.	1,159,459
29,400	Nippon Shokubai Co., Ltd.	1,150,748
942,300	Nippon Telegraph & Telephone Corp.	26,917,100
39,200	Nippon Yusen KK	3,079,211
53,300	Nishio Rent All Co., Ltd.	1,152,492
22,200	Nitta Corp.	488,427
26,800	Nojima Corp.	587,860
137,100	NOK Corp.	1,231,097
869,200	Nomura Holdings, Inc.	3,316,443
12,400	Noritake Co. Ltd.	396,862
117,800	Obayashi Corp.	866,353
514,400	Oji Holdings Corp.	2,144,613
14,200	Okinawa Cellular Telephone Co.	578,143
977,400	Ono Pharmaceutical Co., Ltd.	27,483,411
316,600	Panasonic Holdings Corp.	2,613,892
171,800	Penta-Ocean Construction Co., Ltd.	944,292
198,500	Press Kogyo Co., Ltd.	611,675
699,300	Renesas Electronics Corp.*	6,660,726
159,600	Rengo Co., Ltd.	933,364
298,300	Resona Holdings, Inc.	1,159,267
68,400	Rohto Pharmaceutical Co., Ltd.	2,050,206
26,800	Rorze Corp.	1,724,401
132,300	SBI Holdings, Inc.	2,684,027
122,700	Seino Holdings Co., Ltd.	1,017,737
119,000	Sekisui House Ltd.(1)	2,107,656
105,300	Senko Group Holdings Co., Ltd.	728,885
123,400	Shinko Electric Industries Co., Ltd.	3,178,001
70,600	Shinnihon Corp.	394,681
108,700	Shizuoka Bank Ltd.	657,789
48,800	Showa Denko KK	818,402
43,000	Sintokogio Ltd.	236,132
327,100	SKY Perfect JSAT Holdings, Inc.	1,370,429
113,000	Sumco Corp.	1,581,177
15,900	Sumitomo Bakelite Co., Ltd.	514,624
938,000	Sumitomo Chemical Co., Ltd.	3,686,274
125,600	Sumitomo Corp.	1,765,930
316,000	Sumitomo Electric Industries Ltd.	3,523,017
115,500	Sumitomo Forestry Co., Ltd.	1,793,313
87,700	Sumitomo Heavy Industries Ltd.	2,006,562
294,200	Sumitomo Mitsui Financial Group, Inc.	9,229,669
140,800	Sumitomo Rubber Industries Ltd.	1,269,506
33,600	Sumitomo Seika Chemicals Co., Ltd.	755,628
121,400	Taisei Corp.	3,873,486
63,600	TBS Holdings, Inc.	814,456
107,100	Toagosei Co., Ltd.	831,528
31,900	Toho Holdings Co., Ltd.	488,510
41,700	Tokai Rika Co., Ltd.	458,924
35,800	Tokyo Electron Ltd.	12,322,125
62,200	Tokyo Seimitsu Co., Ltd.	2,160,952
124,700	Tokyo Steel Manufacturing Co., Ltd.	1,282,720
210,100	Toppan, Inc.	3,574,946
74,800	Topre Corp.	579,485
70,200	Tosoh Corp.	915,071

28

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Japan - 16.2% - (continued)
38,200	Toyo Ink SC Holdings Co., Ltd.	$ 556,760
120,100	Toyo Seikan Group Holdings Ltd.	1,383,023
87,600	Toyo Tire Corp.	1,177,352
21,400	Toyoda Gosei Co., Ltd.	337,718
36,100	Toyota Boshoku Corp.	533,824
265,200	Toyota Motor Corp.	4,304,468
148,900	Toyota Tsusho Corp.	5,081,873
44,400	TPR Co., Ltd.	417,403
117,500	TS Tech Co., Ltd.	1,339,841
34,400	Tsubakimoto Chain Co.	818,770
20,200	Tv Tokyo Holdings Corp.	297,756
22,300	Ulvac, Inc.	842,090
92,000	Wakita & Co., Ltd.	762,582
322,100	Yamaha Motor Co., Ltd.	6,222,048
104,500	Yokohama Rubber Co., Ltd.	1,530,656
54,500	Yurtec Corp.	298,196
		395,091,307
	Luxembourg - 0.2%
44,886	Aperam S.A.	1,463,476
3,534	Brederode S.A.	382,737
66,373	RTL Group S.A.	2,607,218
		4,453,431
	Malaysia - 0.2%
337,797	Lynas Corp. Ltd.*	2,077,229
944,900	RHB Bank Bhd	1,249,663
2,607,500	Westports Holdings Bhd	2,052,410
		5,379,302
	Mexico - 1.1%
2,641,701	Bolsa Mexicana de Valores S.A.B. de C.V.	4,955,417
2,296,000	Concentradora Fibra Danhos S.A. de C.V. REIT(1)	2,641,152
24,440	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,514,791
658,100	Gentera S.A.B. de C.V.	531,374
138,400	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	842,736
1,305,900	Grupo Financiero Banorte S.A.B. de C.V. Class O	7,442,518
5,611,733	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	8,285,946
2	Urbi Desarrollos Urbanos S.A.B. de C.V.*	1
		26,213,935
	Netherlands - 2.9%
583,528	ABN Amro Bank N.V. ADR(2)	5,950,756
1,160,028	Aegon N.V.(1)	5,095,080
84,464	AMG Advanced Metallurgical Group N.V.	2,371,035
145,426	ASR Nederland N.V.	6,078,432
616,593	ING Groep N.V.	5,989,476
7,814,368	Koninklijke KPN N.V.(1)	25,779,525
174,797	NN Group N.V.	8,201,894
281,014	PostNL N.V.(1)	739,151
100,891	Signify N.V.(2)	3,276,740
492,825	Stellantis N.V.	7,077,091
		70,559,180
	New Zealand - 0.0%
162,179	Freightways Ltd.	1,053,427
	Norway - 2.6%
95,626	Aker BP ASA	3,322,654
334,430	Aker BP ASA(1)(3)	11,557,877
875,077	Equinor ASA	33,693,862
172,705	Europris ASA(2)	1,021,185
186,850	Frontline Ltd.*	1,779,801
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Norway - 2.6% - (continued)
529,211	Norsk Hydro ASA	$ 3,585,527
179,994	Yara International ASA	7,670,867
		62,631,773
	Poland - 0.2%
1,044,002	Powszechna Kasa Oszczednosci Bank Polski S.A.*	5,908,520
	Portugal - 0.3%
791,258	Galp Energia SGPS S.A.	8,352,186
	Russia - 0.0%
199,598	RusHydro PJSC ADR(3)(4)	—
	Singapore - 1.0%
436,700	DBS Group Holdings Ltd.	9,964,772
1,032,300	Oversea-Chinese Banking Corp. Ltd.	8,748,430
1,084,400	Sheng Siong Group Ltd.	1,256,125
712,100	UOL Group Ltd.	3,847,390
		23,816,717
	South Africa - 1.0%
19,027	Anglo American Platinum Ltd.	1,459,571
771,860	AVI Ltd.	3,217,012
84,986	Gold Fields Ltd. ADR(1)	781,871
177,376	Impala Platinum Holdings Ltd.	1,966,659
92,152	Kumba Iron Ore Ltd.	2,746,194
1,623,339	Netcare Ltd.	1,487,867
199,688	Northam Platinum Holdings Ltd.*	2,119,672
516,140	Truworths International Ltd.	1,589,724
1,079,333	Vodacom Group Ltd.	8,967,753
		24,336,323
	South Korea - 5.2%
21,307	AfreecaTV Co., Ltd.	1,434,698
30,450	Asia Paper Manufacturing Co., Ltd.	852,152
70,546	BH Co., Ltd.	1,609,213
4,478	CJ CheilJedang Corp.	1,349,732
36,255	Coway Co., Ltd.	1,788,508
91,633	Daeduck Electronics Co., Ltd. / New	2,016,804
19,133	Daesang Corp.	321,358
84,741	Daewoo Engineering & Construction Co., Ltd.*	343,302
76,907	DB HiTek Co., Ltd.	2,677,580
10,606	Dentium Co., Ltd.	699,900
48,189	Dongkuk Steel Mill Co., Ltd.	494,233
28,576	Eugene Technology Co., Ltd.	684,829
31,308	Fila Holdings Corp.	734,189
5,772	GOLFZON Co., Ltd.	655,214
18,624	HAESUNG DS Co., Ltd.	829,011
110,742	Hana Financial Group, Inc.	3,173,476
18,238	Handsome Co., Ltd.	437,283
70,539	Hankook Tire & Technology Co., Ltd.	1,890,841
1,217	Hyosung Advanced Materials Corp.	369,770
1,807	Hyosung TNC Corp.	480,899
27,797	Hyundai Department Store Co., Ltd.	1,427,784
14,810	Hyundai Glovis Co., Ltd.	2,078,621
6,416	Hyundai Home Shopping Network Corp.	258,502
5,365	Hyundai Motor Co.	811,258
11,716	Hyundai Wia Corp.	616,606
39,862	Innox Advanced Materials Co., Ltd.	1,143,556
30,973	INTOPS Co., Ltd.	816,384
82,598	Jusung Engineering Co., Ltd.	1,084,049
46,610	KB Financial Group, Inc.	1,733,516
143,056	Kia Corp.	8,956,362
7,236	KIWOOM Securities Co., Ltd.	471,187
10,382	Kolon Industries, Inc.	438,299
634,042	KT Corp.	18,428,781
59,066	KT Skylife Co., Ltd.	409,077

29

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	South Korea - 5.2% - (continued)
14,521	LEENO Industrial, Inc.	$ 1,475,718
55,238	LG Corp.	3,447,720
70,599	LG Electronics, Inc.	5,149,656
29,201	LG Innotek Co., Ltd.	8,187,364
198,506	LG Uplus Corp.	1,912,822
21,160	Lotte Chemical Corp.	2,878,972
37,058	LOTTE Fine Chemical Co., Ltd.	1,879,856
24,857	LX Semicon Co., Ltd.	1,912,623
178,002	Samsung Electronics Co., Ltd.	8,425,750
4,797	Samsung Electronics Co., Ltd. GDR	5,625,497
32,897	Samsung Securities Co., Ltd.	887,331
634,176	Seohee Construction Co., Ltd.	715,144
12,783	SFA Engineering Corp.	416,986
12,338	Shindaeyang Paper Co., Ltd.	841,953
29,771	Shinhan Financial Group Co., Ltd.	819,870
37,166	SIMMTECH Co., Ltd.	1,164,419
66,565	SK Hynix, Inc.	5,032,101
22,231	SK Innovation Co., Ltd.*	3,220,677
192,429	SK Telecom Co., Ltd.	7,942,589
33,439	S-Oil Corp.	2,383,376
2,712	Soulbrain Co., Ltd.	487,778
16,337	Spigen Korea Co., Ltd.	479,580
4,195	Tokai Carbon Korea Co., Ltd.	414,743
13,319	Youngone Corp.	414,469
10,343	Youngone Holdings Co., Ltd.	382,427
		128,016,395
	Spain - 2.1%
206,690	Acerinox S.A.	2,016,539
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.(1)	368,201
1,979,487	Banco Bilbao Vizcaya Argentaria S.A.	8,970,380
514,588	CaixaBank S.A.	1,545,171
53,723	CIE Automotive S.A.	1,413,207
38,178	Laboratorios Farmaceuticos Rovi S.A.	1,998,961
1,301,020	Red Electrica Corp. S.A.	25,578,552
838,079	Repsol S.A.	10,441,001
		52,332,012
	Sweden - 3.0%
148,767	Essity AB Class B	3,786,875
85,627	Nobia AB	248,715
321,784	Securitas AB Class B(1)	3,253,982
1,358,782	Skandinaviska Enskilda Banken AB Class A	14,720,266
312,728	SKF AB Class B	5,263,036
1,053,469	Swedbank AB Class A	14,590,709
2,033,942	Tele2 AB	23,235,009
993,571	Telefonaktiebolaget LM Ericsson Class B	7,557,343
		72,655,935
	Switzerland - 5.0%
831,482	Credit Suisse Group AG	4,836,370
203,487	Ferrexpo plc	369,088
224,674	Julius Baer Group Ltd.	11,617,902
361,361	Novartis AG	31,051,617
92,060	Roche Holding AG	30,564,336
53,155	Swisscom AG	28,737,577
1,657	Swissquote Group Holding S.A.	201,448
884,469	UBS Group AG	14,452,509
		121,830,847
	Taiwan - 5.7%
1,150,000	ASE Technology Holding Co., Ltd.	3,351,148
2,580,000	Cathay Financial Holding Co., Ltd.	3,935,935
954,000	Chicony Electronics Co., Ltd.	2,529,913
619,000	Chipbond Technology Corp.	1,134,468
443,000	ChipMOS Technologies, Inc.	526,199
12,947	ChipMOS Technologies, Inc. ADR	310,599
1,376,000	Chunghwa Telecom Co., Ltd.	5,583,284
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Taiwan - 5.7% - (continued)
1,437,000	E Ink Holdings, Inc.	$ 9,453,716
556,000	Elan Microelectronics Corp.	2,024,964
494,000	Elite Material Co., Ltd.	2,765,907
1,215,000	Fubon Financial Holding Co., Ltd.	2,282,271
167,000	Globalwafers Co., Ltd.	2,529,770
530,000	Hon Hai Precision Industry Co., Ltd.	1,937,015
184,000	International Games System Co., Ltd.	2,180,830
574,000	Kinsus Interconnect Technology Corp.	2,632,731
118,000	Lotes Co., Ltd.	2,768,114
344,000	MediaTek, Inc.	7,925,787
311,000	Micro-Star International Co., Ltd.	1,231,217
149,000	Nien Made Enterprise Co., Ltd.	1,431,282
437,000	Novatek Microelectronics Corp.	3,893,142
106,000	O-TA Precision Industry Co., Ltd.	408,242
158,000	Parade Technologies Ltd.	5,950,021
757,000	Pegatron Corp.	1,575,912
276,000	Powertech Technology, Inc.	791,125
401,000	President Chain Store Corp.	3,791,612
318,000	Radiant Opto-Electronics Corp.	995,242
87,000	Raydium Semiconductor Corp.	831,090
577,000	Realtek Semiconductor Corp.	6,635,348
191,000	Simplo Technology Co., Ltd.	1,688,174
1,198,000	Sino-American Silicon Products, Inc.	5,715,512
1,933,000	Taiwan Semiconductor Manufacturing Co., Ltd.	33,150,109
218,000	TXC Corp.	639,630
1,337,000	Unimicron Technology Corp.	7,132,490
762,000	United Microelectronics Corp.	1,025,087
1,747,000	Vanguard International Semiconductor Corp.	4,207,717
443,000	Yageo Corp.	5,114,902
		140,080,505
	Thailand - 0.9%
274,600	Advanced Info Service plc NVDR	1,509,374
1,564,500	Bangkok Bank PCL NVDR	5,689,868
1,174,000	Kasikornbank PCL NVDR	4,706,118
3,865,800	Krung Thai Bank PCL NVDR	1,681,237
1,431,500	PTT Exploration & Production PCL NVDR	6,436,089
3,943,700	TTW PCL NVDR	1,114,221
		21,136,907
	Turkey - 0.1%
375,577	Tofas Turk Otomobil Fabrikasi AS	1,550,720
	United Arab Emirates - 0.1%
547,254	Network International Holdings plc*(2)	1,338,223
	United Kingdom - 12.4%
444,174	Admiral Group plc	10,381,048
62,669	Ashtead Group plc	3,527,620
224,952	AstraZeneca plc	29,590,458
202,519	Auto Trader Group plc(2)	1,561,323
748,260	Aviva plc	3,623,691
3,291,844	Barclays plc	6,305,733
690,824	Barratt Developments plc	4,235,922
736,414	Beazley plc	4,877,368
89,745	Bellway plc	2,681,943
2,504,349	BP plc	12,256,934
691,494	Britvic plc	7,246,282
3,644,632	BT Group plc	7,195,680
47,266	Bunzl plc	1,773,924
158,011	Burberry Group plc	3,473,644
325,944	Central Asia Metals plc	990,352
5,361,887	Centrica plc*	5,745,252
269,961	Crest Nicholson Holdings plc	907,671
669,318	Devro plc	1,507,341
520,305	Direct Line Insurance Group plc	1,305,730
413,322	Dr. Martens plc	1,312,203
625,395	Drax Group plc	5,999,235

30

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	United Kingdom - 12.4% - (continued)
1,068,376	DS Smith plc	$ 3,808,324
147,109	Dunelm Group plc	1,529,563
1,114,070	GSK plc	23,406,837
1,392,588	Haleon plc*	4,948,617
2,986,642	HSBC Holdings plc	18,730,564
803,695	IG Group Holdings plc	7,797,646
4,793,117	ITV plc	4,311,017
71,673	Johnson Matthey plc	1,873,854
61,740	Kape Technologies plc*	224,809
195,752	Lancashire Holdings Ltd.	1,066,390
3,600,022	Legal & General Group plc	11,496,731
12,594,050	Lloyds Banking Group plc	6,972,798
2,231,318	Man Group plc	7,423,016
202,378	Mondi plc	3,840,571
3,049,210	Natwest Group plc	9,261,232
68,775	Next Fifteen Communications Group plc	861,132
26,462	Next plc	2,208,964
110,957	Norcros plc	301,325
86,977	Pagegroup plc	484,111
194,153	Persimmon plc	4,478,374
98,849	Rathbone Brothers plc	2,178,847
210,978	Reach plc	248,322
297,805	Redrow plc	2,105,669
216,108	Rio Tinto plc	13,046,327
821,567	Royal Mail plc	2,839,167
1,125,584	Shell plc	30,014,341
1,278,550	Standard Chartered plc	8,812,647
261,130	Subsea 7 S.A.	2,353,454
468,157	Synthomer plc	1,335,427
2,503,297	Taylor Wimpey plc	3,896,328
242,439	TI Fluid Systems plc(2)	516,066
542,833	TP ICAP Group plc	786,664
105,777	Vistry Group plc	1,192,416
122,268	WPP plc	1,319,563
		302,170,467
	United States - 0.1%
592,300	Argonaut Gold, Inc.*(1)	219,705
80,163	Bausch Health Cos., Inc.*	369,343
63,550	Sims Ltd.	660,856
		1,249,904
	Total Common Stocks (cost $2,353,210,077)	$ 2,292,549,310
PREFERRED STOCKS - 0.4%
	Brazil - 0.4%
2,102,553	Cia de Saneamento do Parana (Preference Shares)	$ 1,523,854
4,673,600	Itausa S.A.	7,795,205
		9,319,059
	Germany - 0.0%
12,042	Volkswagen AG (Preference Shares)	1,702,616
	Total Preferred Stocks (cost $14,080,420)	$ 11,021,675
	Total Long-Term Investments (cost $2,367,290,497)	$ 2,303,570,985
SHORT-TERM INVESTMENTS - 8.0%
	Other Investment Pools & Funds - 5.9%
$ 142,888,518	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(5)	$ 142,888,518
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 8.0% - (continued)
	Securities Lending Collateral - 2.1%
25,434,226	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(5)		$ 25,434,226
18,006,033	HSBC US Government Money Market Fund, 2.18%(5)		18,006,033
8,257,643	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(5)		8,257,643
			51,697,902
	Total Short-Term Investments (cost $194,586,420)		$ 194,586,420
	Total Investments (cost $2,561,876,917)	102.3%	$ 2,498,157,405
	Other Assets and Liabilities	(2.3)%	(56,707,251)
	Total Net Assets	100.0%	$ 2,441,450,154
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $43,254,216, representing 1.8% of net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2022, the aggregate fair value of these securities are $12,633,827, which represented 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

31

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	1,301	09/16/2022	$ 126,984,105	$ (2,029,405)
Total futures contracts				$ (2,029,405)

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
7,884,700	GBP	9,445,160	USD	JPM	09/07/2022	$ 165,173
232,155,900	ZAR	14,188,975	USD	JPM	09/07/2022	(281,198)
86,329,059	USD	71,245,800	GBP	JPM	09/07/2022	(509,480)
14,482,992	USD	1,938,877,000	JPY	BOA	09/07/2022	(98,181)
17,203,038	USD	2,307,846,000	JPY	JPM	09/07/2022	(152,939)
13,554,248	USD	219,811,100	ZAR	BOA	09/07/2022	386,011
Total foreign currency contracts						$ (490,614)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
32

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 83,029,717	$ 961,095	$ 82,068,622	$ —
Austria	13,787,877	468,659	13,319,218	—
Belgium	14,175,469	—	14,175,469	—
Bermuda	1,805,817	1,805,817	—	—
Brazil	12,977,850	12,977,850	—	—
Canada	213,373,930	213,373,930	—	—
Chile	8,475,943	8,475,943	—	—
China	132,747,728	—	132,747,728	—
Colombia	590,526	590,526	—	—
Denmark	19,752,187	—	19,752,187	—
Finland	18,011,698	—	18,011,698	—
France	131,115,818	—	131,115,818	—
Georgia	1,152,178	1,152,178	—	—
Germany	42,916,081	3,349,251	39,566,830	—
Gibraltar	409,150	409,150	—	—
Greece	571,554	571,554	—	—
Hong Kong	39,627,302	—	38,551,352	1,075,950
Hungary	6,994,325	—	6,994,325	—
Indonesia	13,584,871	467,293	13,117,578	—
Ireland	9,552,196	696,693	8,855,503	—
Isle of Man	970,837	970,837	—	—
Israel	23,638,034	16,703,985	6,934,049	—
Italy	33,130,206	1,331,472	31,798,734	—
Japan	395,091,307	—	395,091,307	—
Luxembourg	4,453,431	—	4,453,431	—
Malaysia	5,379,302	—	5,379,302	—
Mexico	26,213,935	26,213,935	—	—
Netherlands	70,559,180	—	70,559,180	—
New Zealand	1,053,427	—	1,053,427	—
Norway	62,631,773	—	62,631,773	—
Poland	5,908,520	—	5,908,520	—
Portugal	8,352,186	—	8,352,186	—
Russia	—	—	—	—
Singapore	23,816,717	—	23,816,717	—
South Africa	24,336,323	7,708,279	16,628,044	—
South Korea	128,016,395	—	128,016,395	—
Spain	52,332,012	—	52,332,012	—
Sweden	72,655,935	—	72,655,935	—
Switzerland	121,830,847	—	121,830,847	—
Taiwan	140,080,505	310,599	139,769,906	—
Thailand	21,136,907	1,114,221	20,022,686	—
Turkey	1,550,720	—	1,550,720	—
United Arab Emirates	1,338,223	1,338,223	—	—
United Kingdom	302,170,467	19,134,182	283,036,285	—
United States	1,249,904	589,048	660,856	—
Preferred Stocks	11,021,675	9,319,059	1,702,616	—
Short-Term Investments	194,586,420	194,586,420	—	—
Foreign Currency Contracts(2)	672,207	—	672,207	—
Total	$ 2,498,829,612	$ 524,620,199	$ 1,973,133,463	$ 1,075,950
Liabilities
Foreign Currency Contracts(2)	$ (1,162,821)	$ —	$ (1,162,821)	$ —
Futures Contracts(2)	(2,029,405)	(2,029,405)	—	—
Total	$ (3,192,226)	$ (2,029,405)	$ (1,162,821)	$ —

(1)	For the period ended July 31, 2022, investments valued at $590,139 were transferred into Level 3 due to the unavailability of active market pricing, and investments valued at $6,027,338 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2022 is not presented.
33

Hartford Schroders International Stock Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Argentina - 1.9%
90,342	MercadoLibre, Inc.*	$ 73,512,189
	Austria - 1.0%
1,511,775	Erste Group Bank AG	38,327,540
	Brazil - 2.0%
29,492,382	B3 S.A. - Brasil Bolsa Balcao	63,213,026
3,761,241	Raia Drogasil S.A.	15,251,123
		78,464,149
	Canada - 4.3%
705,864	Canadian National Railway Co.	89,424,323
250,467	Lululemon Athletica, Inc.*	77,772,508
		167,196,831
	China - 4.1%
7,196,400	Alibaba Group Holding Ltd.*	80,912,496
1,963,500	Tencent Holdings Ltd.	75,886,941
		156,799,437
	Denmark - 2.1%
3,027,691	Vestas Wind Systems A/S(1)	79,578,997
	France - 7.1%
3,394,676	Carrefour S.A.(1)	57,852,214
676,245	Legrand S.A.	55,363,244
740,418	Sanofi	73,577,943
636,133	Schneider Electric SE	87,979,630
		274,773,031
	Germany - 8.6%
868,518	Bayerische Motoren Werke AG	70,969,494
2,539,341	Infineon Technologies AG	69,640,070
671,046	Knorr-Bremse AG	39,977,933
816,248	SAP SE	76,133,661
700,493	Siemens AG	78,135,764
		334,856,922
	Hong Kong - 4.0%
10,792,600	AIA Group Ltd.	108,429,405
1,006,911	Hong Kong Exchanges & Clearing Ltd.	46,207,583
		154,636,988
	India - 2.3%
4,954,167	HDFC Bank Ltd.	90,468,353
	Italy - 3.0%
4,103,873	FinecoBank Banca Fineco S.p.A.	51,002,785
35,603,829	Intesa Sanpaolo S.p.A.	63,225,575
		114,228,360
	Japan - 9.7%
2,819,900	Bridgestone Corp.	109,992,609
2,461,500	Recruit Holdings Co., Ltd.	91,993,717
172,100	SMC Corp.	84,817,122
1,068,000	Sony Group Corp.	90,596,206
		377,399,654
	Netherlands - 2.6%
177,977	ASML Holding N.V.	102,293,683
	Norway - 1.9%
1,880,645	Equinor ASA	72,412,135
	Spain - 1.7%
6,031,600	Iberdrola S.A.	64,408,280
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.3% - (continued)
	Sweden - 2.4%
1,537,532	Nibe Industrier AB Class B		$ 15,489,258
8,416,574	Svenska Handelsbanken AB Class A		75,681,083
			91,170,341
	Switzerland - 11.7%
5,860	Chocoladefabriken Lindt & Spruengli AG		64,803,757
518,915	Cie Financiere Richemont S.A.		62,569,473
95,883	Lonza Group AG		58,273,020
1,006,822	Nestle S.A.		123,363,153
311,325	Roche Holding AG		103,361,306
172,085	Sika AG		42,520,044
			454,890,753
	Taiwan - 3.5%
7,966,000	Taiwan Semiconductor Manufacturing Co., Ltd.		136,613,435
	United Kingdom - 21.3%
750,697	AstraZeneca plc		98,747,590
1,563,857	Bunzl plc		58,692,570
2,781,986	Burberry Group plc		61,157,952
1,405,005	Diageo plc		66,557,648
3,236,264	GSK plc		67,994,563
3,992,295	Haleon plc*		14,186,780
4,645,408	National Grid plc		63,965,380
1,168,105	Reckitt Benckiser Group plc		94,750,526
2,603,873	RELX plc		77,099,223
3,739,011	Shell plc		99,648,916
21,419,417	Tesco plc		68,694,974
35,237,475	Vodafone Group plc		51,927,957
			823,424,079
	United States - 2.1%
42,697	Booking Holdings, Inc.*		82,648,156
	Total Common Stocks (cost $3,993,367,999)		$ 3,768,103,313
SHORT-TERM INVESTMENTS - 2.4%
	Other Investment Pools & Funds - 2.3%
$ 88,776,084	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(2)		$ 88,776,084
	Securities Lending Collateral - 0.1%
2,321,749	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(2)		2,321,749
1,643,670	HSBC US Government Money Market Fund, 2.18%(2)		1,643,670
753,794	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(2)		753,794
			4,719,213
	Total Short-Term Investments (cost $93,495,297)		$ 93,495,297
	Total Investments (cost $4,086,863,296)	99.7%	$ 3,861,598,610
	Other Assets and Liabilities	0.3%	11,455,515
	Total Net Assets	100.0%	$ 3,873,054,125
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

34

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 73,512,189	$ 73,512,189	$ —	$ —
Austria	38,327,540	—	38,327,540	—
Brazil	78,464,149	78,464,149	—	—
Canada	167,196,831	167,196,831	—	—
China	156,799,437	—	156,799,437	—
Denmark	79,578,997	—	79,578,997	—
France	274,773,031	—	274,773,031	—
Germany	334,856,922	—	334,856,922	—
Hong Kong	154,636,988	—	154,636,988	—
India	90,468,353	—	90,468,353	—
Italy	114,228,360	—	114,228,360	—
Japan	377,399,654	—	377,399,654	—
Netherlands	102,293,683	—	102,293,683	—
Norway	72,412,135	—	72,412,135	—
Spain	64,408,280	—	64,408,280	—
Sweden	91,170,341	—	91,170,341	—
Switzerland	454,890,753	—	454,890,753	—
Taiwan	136,613,435	—	136,613,435	—
United Kingdom	823,424,079	14,186,780	809,237,299	—
United States	82,648,156	82,648,156	—	—
Short-Term Investments	93,495,297	93,495,297	—	—
Total	$ 3,861,598,610	$ 509,503,402	$ 3,352,095,208	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
35

Hartford Schroders Securitized Income Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 81.9%
	Asset-Backed - Automobile - 2.3%
$ 1,000,000	JP Morgan Chase & Co. 3.69%, 02/26/2029(1)	$ 928,426
1,039,726	Santander Bank Auto Credit-Linked Notes 3.27%, 12/15/2031(1)	1,009,923
		1,938,349
	Asset-Backed - Finance & Insurance - 16.7%
1,573,000	Ares LXI CLO Ltd. 3.86%, 10/20/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	1,523,057
1,038,000	Atlas Senior Loan Fund IX Ltd. 5.26%, 04/20/2028, 3 mo. USD LIBOR + 2.550%(1)(2)	974,573
2,097,000	Atrium XII 5.56%, 04/22/2027, 3 mo. USD LIBOR + 2.800%(1)(2)	1,944,756
500,000	Canyon Capital CLO Ltd. 1.86%, 04/15/2035, 3 mo. USD SOFR + 1.330%(1)(2)	484,225
516,389	Carlyle Global Market Strategies CLO Ltd. 3.51%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	505,557
673,000	Carlyle US CLO Ltd. 5.51%, 10/20/2027, 3 mo. USD LIBOR + 2.800%(1)(2)	596,104
360,743	Countrywide Asset-Backed Certificates Trust 5.71%, 05/25/2036(3)	344,441
1,172,000	Elmwood CLO Ltd. 1.98%, 04/22/2035, 3 mo. USD LIBOR + 1.340%(1)(2)	1,129,953
774,000	Madison Park Funding XIII Ltd. 5.59%, 04/19/2030, 3 mo. USD LIBOR + 2.850%(1)(2)	722,009
1,036,000	Magnetite VII Ltd. 4.56%, 01/15/2028, 3 mo. USD LIBOR + 2.050%(1)(2)	957,260
1,241,593	Magnetite Xxxiii Ltd. 1.00%, 07/20/2035, 3 mo. USD SOFR + 1.500%(1)(2)	1,211,306
1,874,000	MF1 LLC 2.96%, 06/19/2037, 1 mo. USD SOFR + 2.150%(1)(2)	1,869,094
974,000	Tricon American Homes 4.88%, 07/17/2038(1)	955,231
780,000	Venture CLO Ltd. 4.46%, 10/20/2034, 3 mo. USD LIBOR + 1.750%(1)(2)	724,519
		13,942,085
	Asset-Backed - Home Equity - 2.5%
885,219	CWHEQ Revolving Home Equity Loan Resecuritization Trust 2.19%, 11/15/2035, 1 mo. USD LIBOR + 0.190%(1)(2)	897,160
	CWHEQ Revolving Home Equity Loan Trust
462,517	2.14%, 07/15/2036, 1 mo. USD LIBOR + 0.140%(2)	421,443
422,489	2.14%, 01/15/2037, 1 mo. USD LIBOR + 0.140%(2)	386,897
70,233	Home Equity Loan Trust 2.39%, 05/25/2036, 1 mo. USD LIBOR + 0.130%(2)	69,090
311,947	Option One Mortgage Loan Trust 5.86%, 01/25/2037(4)	297,024
		2,071,614
	Commercial Mortgage-Backed Securities - 14.1%
	BDS Ltd.
500,000	3.51%, 01/18/2036, 1 mo. USD LIBOR + 1.350%(1)(2)	472,062
1,093,000	3.71%, 01/18/2036, 1 mo. USD LIBOR + 1.550%(1)(2)	1,034,562
1,346,000	3.96%, 03/19/2039, 1 mo. USD SOFR + 1.800%(1)(2)	1,323,473
1,015,000	BX Trust 3.77%, 05/15/2030, 1 mo. USD LIBOR + 1.770%(1)(2)	969,036
1,000,000	CAMB Commercial Mortgage Trust 4.55%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	956,957
	Citigroup Commercial Mortgage Trust
1,000,000	3.52%, 05/10/2035(1)(3)	925,804
500,000	4.80%, 12/15/2036, 1 mo. USD LIBOR + 2.800%(1)(2)	478,485
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 81.9% - (continued)
	Commercial Mortgage-Backed Securities - 14.1% - (continued)
$ 40,237	Commercial Mortgage Trust 4.20%, 10/15/2034, 1 mo. USD LIBOR + 2.200%(1)(2)	$ 38,312
668,000	Core Mortgage Trust 3.90%, 12/15/2031, 1 mo. USD LIBOR + 1.900%(1)(2)	621,586
	Credit Suisse Mortgage Capital Certificates
1,708,000	4.15%, 05/15/2036, 1 mo. USD LIBOR + 2.150%(1)(2)	1,656,343
539,000	4.65%, 05/15/2036, 1 mo. USD LIBOR + 2.650%(1)(2)	512,626
775,902	HPLY Trust 4.35%, 11/15/2036, 1 mo. USD LIBOR + 2.350%(1)(2)	722,269
250,000	Morgan Stanley Capital Trust 4.55%, 07/15/2035, 1 mo. USD LIBOR + 2.550%(1)(2)	237,454
1,413,000	MSSG Trust 3.74%, 09/13/2039(1)(3)	1,211,777
GBP 501,318	Taurus DAC 2.26%, 05/17/2031, SONIA + 1.650%(1)(2)	571,920
		11,732,666
	Other Asset-Backed Securities - 14.7%
$ 1,822,000	AGL CLO Ltd. 4.32%, 01/21/2035, 3 mo. USD SOFR + 1.850%(1)(2)	1,730,898
	Arbor Realty Commercial Real Estate Notes Ltd.
500,000	3.10%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	487,551
500,000	3.35%, 11/15/2036, 1 mo. USD LIBOR + 1.350%(1)(2)	485,823
1,863,000	3.81%, 05/15/2037, 1 mo. USD SOFR + 1.850%(1)(2)	1,824,947
500,000	3.95%, 05/15/2036, 1 mo. USD LIBOR + 1.950%(1)(2)	463,355
565,000	BDS Ltd. 3.23%, 06/16/2036, 1 mo. USD LIBOR + 1.070%(1)(2)	543,083
1,750,000	CBAM Ltd. 3.86%, 01/15/2031, 3 mo. USD LIBOR + 1.531%(1)(2)	1,725,008
850,000	Dryden CLO Ltd. 3.63%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(2)	835,184
1,119,000	FirstKey Homes Trust 3.64%, 08/17/2037(1)	1,047,555
1,679,000	HGI CRE CLO Ltd. 3.21%, 06/16/2036, 1 mo. USD LIBOR + 1.050%(1)(2)	1,629,140
568,555	JP Morgan Mortgage Acquisition Trust 4.63%, 11/25/2036(4)	556,168
973,600	LCM XXIII Ltd. 3.78%, 10/20/2029, 3 mo. USD LIBOR + 1.070%(1)(2)	959,644
		12,288,356
	Whole Loan Collateral CMO - 31.6%
1,174,000	Bank of America Funding Trust 2.48%, 06/26/2035(1)(3)	1,162,309
	Bellemeade Re Ltd.
2,485,000	4.66%, 09/25/2031, 1 mo. USD SOFR + 3.150%(1)(2)	2,204,975
859,000	4.96%, 03/25/2029, 1 mo. USD LIBOR + 2.700%(1)(2)	845,889
1,508,000	5.11%, 10/25/2029, 1 mo. USD LIBOR + 2.850%(1)(2)	1,435,433
940,000	5.36%, 04/25/2029, 1 mo. USD LIBOR + 3.100%(1)(2)	917,750
	Eagle RE Ltd.
617,000	3.56%, 04/25/2034, 1 mo. USD SOFR + 2.050%(1)(2)	597,542
510,729	4.06%, 04/25/2029, 1 mo. USD LIBOR + 1.800%(1)(2)	505,427
1,450,000	6.26%, 11/25/2028, 1 mo. USD LIBOR + 4.000%(1)(2)	1,431,414
	Home Re Ltd.
1,199,000	4.31%, 01/25/2034, 1 mo. USD SOFR + 2.800%(1)(2)	1,116,325

36

Hartford Schroders Securitized Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 81.9% - (continued)
	Whole Loan Collateral CMO - 31.6% - (continued)
$ 899,000	5.26%, 10/25/2028, 1 mo. USD LIBOR + 3.000%(1)(2)	$ 886,875
1,933,000	5.51%, 05/25/2029, 1 mo. USD LIBOR + 3.250%(1)(2)	1,904,896
1,134,000	6.26%, 10/25/2028, 1 mo. USD LIBOR + 4.000%(1)(2)	1,101,314
483,244	6.41%, 10/25/2030, 1 mo. USD LIBOR + 4.150%(1)(2)	484,051
631,000	MF1 Ltd. 2.82%, 02/19/2037, 1 mo. USD SOFR + 1.350%(1)(2)	609,835
976,000	Oaktown Re II Ltd. 5.11%, 07/25/2028, 1 mo. USD LIBOR + 2.850%(1)(2)	976,037
34,429	Oaktown Re III Ltd. 3.66%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	34,415
500,000	Oaktown Re V Ltd. 7.51%, 10/25/2030, 1 mo. USD LIBOR + 5.250%(1)(2)	506,055
	Oaktown Re VI Ltd.
1,200,000	3.56%, 10/25/2033, 1 mo. USD SOFR + 2.050%(1)(2)	1,177,712
1,190,000	4.51%, 10/25/2033, 1 mo. USD SOFR + 3.000%(1)(2)	1,126,794
	Preston Ridge Partners Mortgage Trust LLC
1,671,248	1.79%, 06/25/2026(1)(4)	1,614,772
391,759	2.12%, 01/25/2026(1)(3)	372,735
714,872	2.12%, 03/25/2026(1)(3)	686,535
1,442,034	2.36%, 10/25/2026(1)(4)	1,364,368
615,933	2.49%, 10/25/2026(1)(4)	582,680
	Radnor RE Ltd.
746,440	4.21%, 02/25/2029, 1 mo. USD LIBOR + 1.950%(1)(2)	733,255
1,520,000	4.26%, 01/25/2030, 1 mo. USD LIBOR + 2.000%(1)(2)	1,398,830
702,000	4.66%, 12/27/2033, 1 mo. USD SOFR + 3.150%(1)(2)	636,612
		26,414,835
	Total Asset & Commercial Mortgage-Backed Securities (cost $71,677,664)	$ 68,387,905
CORPORATE BONDS - 1.0%
	Insurance - 1.0%
841,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	$ 851,605
	Total Corporate Bonds (cost $863,019)	$ 851,605
U.S. GOVERNMENT AGENCIES - 11.7%
	Mortgage-Backed Agencies - 11.7%
	FHLMC - 0.5%
385,811	2.00%, 09/25/2050(5)	$ 45,826
1,059,155	3.00%, 10/25/2050(5)	171,746
345,002	3.50%, 12/25/2050(5)	59,192
254,136	4.00%, 12/15/2047(5)	47,379
418,146	4.00%, 12/25/2050(5)	78,644
		402,787
	FNMA - 2.4%
910,254	2.50%, 11/25/2050(5)	131,645
521,581	2.50%, 02/25/2051(5)	66,682
209,964	3.50%, 03/25/2051(5)	37,405
1,747,023	5.00%, 07/01/2052	1,796,387
		2,032,119
	GNMA - 0.8%
785,054	2.00%, 10/20/2050(5)	82,385
1,318,968	2.00%, 11/20/2050(5)	138,764
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 11.7% - (continued)
	Mortgage-Backed Agencies - 11.7% - (continued)
	GNMA - 0.8% - (continued)
$ 3,275,656	2.50%, 11/20/2050(5)		417,970
298,980	3.00%, 02/20/2051(5)		$ 45,846
			684,965
	UMBS - 8.0%
500,000	5.00%, 08/11/2052(6)		513,845
5,950,000	5.50%, 08/11/2052(6)		6,169,406
			6,683,251
	Total U.S. Government Agencies (cost $9,586,981)		$ 9,803,122
COMMON STOCKS - 1.4%
	Real Estate - 1.4%
29,612	Invitation Homes, Inc. REIT		$ 1,155,757
	Total Common Stocks (cost $1,203,774)		$ 1,155,757
	Total Long-Term Investments (Cost $83,331,438)		$ 80,198,389
SHORT-TERM INVESTMENTS - 11.7%
	Other Investment Pools & Funds - 11.7%
9,743,823	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(7)		$ 9,743,823
	Total Short-Term Investments (cost $9,743,824)		$ 9,743,823
	Total Investments (cost $93,075,262)	107.7%	$ 89,942,212
	Other Assets and Liabilities	(7.7)%	(6,430,934)
	Total Net Assets	100.0%	$ 83,511,278
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $67,164,447, representing 80.4% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Represents or includes a TBA transaction.

37

Hartford Schroders Securitized Income Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

(7)	Current yield as of period end.
Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	255	09/30/2022	$ 53,667,539	$ 167,388
U.S. Treasury 10-Year Ultra Future	10	09/21/2022	1,312,500	30,740
Total				$ 198,128
Short position contracts:
U.S. Treasury 5-Year Note Future	38	09/30/2022	$ 4,321,609	$ (65,386)
U.S. Treasury 10-Year Note Future	35	09/21/2022	4,239,922	(56,021)
Total				$ (121,407)
Total futures contracts				$ 76,721

Foreign Currency Contracts Outstanding at July 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,522,491	GBP	3,087,938	USD	UBS	08/19/2022	$ (14,673)
3,689,104	USD	3,015,982	GBP	BOA	08/19/2022	14,596
Total foreign currency contracts						$ (77)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 68,387,905	$ —	$ 68,387,905	$ —
Corporate Bonds	851,605	—	851,605	—
U.S. Government Agencies	9,803,122	—	9,803,122	—
Common Stocks
Real Estate	1,155,757	1,155,757	—	—
Short-Term Investments	9,743,823	9,743,823	—	—
Foreign Currency Contracts(2)	23,842	—	23,842	—
Futures Contracts(2)	198,128	198,128	—	—
Total	$ 90,164,182	$ 11,097,708	$ 79,066,474	$ —
Liabilities
Foreign Currency Contracts(2)	$ (23,919)	$ —	$ (23,919)	$ —
Futures Contracts(2)	(121,407)	(121,407)	—	—
Total	$ (145,326)	$ (121,407)	$ (23,919)	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
38

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
	Asset-Backed - Finance & Insurance - 1.6%
$ 486,000	Cedar Funding VI CLO Ltd. 3.76%, 04/20/2034, 3 mo. USD LIBOR + 1.050%(1)(2)	$ 468,246
500,000	Dewolf Park CLO Ltd. 3.43%, 10/15/2030, 3 mo. USD LIBOR + 0.920%(1)(2)	491,174
800,000	Madison Park Funding XVIII Ltd. 3.67%, 10/21/2030, 3 mo. USD LIBOR + 0.940%(1)(2)	785,172
600,000	Madison Park Funding XXVI Ltd. 2.44%, 07/29/2030, 3 mo. USD LIBOR + 1.200%(1)(2)	591,684
250,000	Octagon Investment Partners 30 Ltd. 3.71%, 03/17/2030, 3 mo. USD LIBOR + 1.000%(1)(2)	245,390
		2,581,666
	Other Asset-Backed Securities - 0.4%
606,000	Goldentree Loan Management U.S. CLO Ltd. 3.62%, 11/20/2030, 3 mo. USD LIBOR + 0.910%(1)(2)	593,766
	Whole Loan Collateral CMO - 0.1%
	Towd Point Mortgage Trust
9,226	2.75%, 04/25/2057(1)(3)	9,154
47,422	2.75%, 06/25/2057(1)(3)	46,221
58,651	2.75%, 07/25/2057(1)(3)	57,947
		113,322
	Total Asset & Commercial Mortgage-Backed Securities (cost $3,357,923)	$ 3,288,754
CORPORATE BONDS - 46.0%
	Auto Manufacturers - 2.3%
223,000	General Motors Co. 6.13%, 10/01/2025	$ 234,410
	General Motors Financial Co., Inc.
983,000	1.50%, 06/10/2026	880,186
955,000	2.40%, 10/15/2028	814,364
226,000	3.25%, 01/05/2023	225,177
1,325,000	Hyundai Capital America 1.50%, 06/15/2026(1)	1,184,999
310,000	Volkswagen Group of America Finance LLC 4.35%, 06/08/2027(1)	308,409
		3,647,545
	Auto Parts & Equipment - 0.8%
307,000	Aptiv plc / Aptiv Corp. 3.25%, 03/01/2032	271,491
53,000	Magna International, Inc. 4.15%, 10/01/2025	53,541
1,017,000	Tyco Electronics Group S.A. 2.50%, 02/04/2032	920,455
		1,245,487
	Beverages - 0.7%
643,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	654,422
433,000	JDE Peet's N.V. 1.38%, 01/15/2027(1)	379,126
		1,033,548
	Biotechnology - 0.5%
882,000	Amgen, Inc. 3.00%, 02/22/2029	843,208
	Commercial Banks - 15.7%
	Bank of America Corp.
30,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(4)	28,820
397,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(4)	395,945
422,000	3.25%, 10/21/2027	408,943
467,000	3.38%, 04/02/2026, (3.38% fixed rate until 04/02/2025; 3 mo. USD SOFR + 1.330% thereafter)(4)	456,127
512,000	3.50%, 04/19/2026	510,129
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.0% - (continued)
	Commercial Banks - 15.7% - (continued)
$ 578,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 year USD CMT + 2.000% thereafter)(4)	$ 523,438
	Bank of Ireland Group plc
1,965,000	2.03%, 09/30/2027, (2.03% fixed rate until 09/30/2026; 12 mo. USD CMT + 1.100% thereafter)(1)(4)	1,714,681
285,000	4.50%, 11/25/2023(1)	283,866
1,336,000	Barclays plc 3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 year USD CMT + 2.900% thereafter)(4)	1,109,664
733,000	BNP Paribas S.A. 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(4)	684,701
	Citigroup, Inc.
409,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(4)	387,235
734,000	3.20%, 10/21/2026	717,501
56,000	4.30%, 11/20/2026	56,585
339,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(4)	272,951
554,000	Danske Bank A/S 1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(4)	498,200
	Goldman Sachs Group, Inc.
105,000	1.95%, 10/21/2027, (1.95% fixed rate until 10/21/2026; 3 mo. USD SOFR + 0.913% thereafter)(4)	95,823
1,503,000	2.64%, 02/24/2028, (2.64% fixed rate until 02/24/2027; 3 mo. USD SOFR + 1.114% thereafter)(4)	1,400,638
90,000	3.50%, 11/16/2026	88,120
	HSBC Holdings plc
1,056,000	2.10%, 06/04/2026, (2.10% fixed rate until 06/04/2025; 3 mo. USD SOFR + 1.929% thereafter)(4)	984,017
657,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD SOFR + 1.402% thereafter)(4)	628,689
	JP Morgan Chase & Co.
894,000	1.58%, 04/22/2027, (1.58% fixed rate until 04/22/2026; 3 mo. USD SOFR + 1.885% thereafter)(4)	812,063
689,000	2.01%, 03/13/2026, (2.01% fixed rate until 03/13/2025; 3 mo. USD SOFR + 1.585% thereafter)(4)	651,518
935,000	2.60%, 02/24/2026, (2.60% fixed rate until 02/24/2025; 3 mo. USD SOFR + 0.915% thereafter)(4)	897,431
	Lloyds Banking Group plc
1,428,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 12 mo. USD CMT + 0.850% thereafter)(4)	1,285,174
280,000	2.44%, 02/05/2026, (2.44% fixed rate until 02/05/2025; 12 mo. USD CMT + 1.000% thereafter)(4)	266,639
755,000	3.75%, 03/18/2028, (3.75% fixed rate until 03/18/2027; 12 mo. USD CMT + 1.800% thereafter)(4)	730,428
	Morgan Stanley
2,033,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 3 mo. USD SOFR + 0.940% thereafter)(4)	1,958,191

39

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.0% - (continued)
	Commercial Banks - 15.7% - (continued)
$ 790,000	3.63%, 01/20/2027	$ 783,204
	Natwest Group plc
271,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.900% thereafter)(4)	241,639
1,262,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 12 mo. USD CMT + 2.550% thereafter)(4)	1,167,264
	Santander UK Group Holdings plc
400,000	1.09%, 03/15/2025, (1.09% fixed rate until 03/15/2024; 3 mo. USD SOFR + 0.787% thereafter)(4)	375,936
1,205,000	1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 3 mo. USD SOFR + 0.989% thereafter)(4)	1,066,387
218,000	Standard Chartered plc 2.68%, 06/29/2032, (2.68% fixed rate until 06/29/2031; 12 mo. USD CMT + 1.200% thereafter)(1)(4)	178,421
211,000	UBS Group AG 4.49%, 05/12/2026, (4.49% fixed rate until 05/12/2025; 12 mo. USD CMT + 1.550% thereafter)(1)(4)	212,220
1,293,000	UniCredit S.p.A. 3.13%, 06/03/2032, (3.13% fixed rate until 06/03/2031; 12 mo. USD CMT + 1.550% thereafter)(1)(4)	1,032,690
	Wells Fargo & Co.
1,631,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 3 mo. USD SOFR + 2.100% thereafter)(4)	1,495,635
212,000	3.00%, 04/22/2026	206,414
117,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 3 mo. USD SOFR + 1.510% thereafter)(4)	113,072
		24,720,399
	Commercial Services - 0.2%
90,000	Moody's Corp. 4.88%, 02/15/2024	91,750
282,000	Quanta Services, Inc. 0.95%, 10/01/2024	262,321
		354,071
	Diversified Financial Services - 2.5%
1,118,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	940,564
1,011,000	Ally Financial, Inc. 2.20%, 11/02/2028	862,266
	Capital One Financial Corp.
898,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 3 mo. USD SOFR + 1.790% thereafter)(4)	813,980
726,000	4.93%, 05/10/2028, (4.93% fixed rate until 05/10/2027; 3 mo. USD SOFR + 2.057% thereafter)(4)	733,295
496,000	Intercontinental Exchange, Inc. 4.35%, 06/15/2029	506,605
		3,856,710
	Electric - 2.3%
1,643,000	Enel Finance International N.V. 1.88%, 07/12/2028(1)	1,385,768
1,920,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	1,586,731
347,000	Sempra Energy 3.70%, 04/01/2029	337,343
370,000	Southern California Edison Co. 4.70%, 06/01/2027	379,952
		3,689,794
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.0% - (continued)
	Entertainment - 0.9%
	Magallanes, Inc.
$ 1,045,000	3.76%, 03/15/2027(1)	$ 1,004,622
400,000	5.05%, 03/15/2042(1)	358,230
		1,362,852
	Environmental Control - 0.7%
1,375,000	Republic Services, Inc. 2.38%, 03/15/2033	1,179,262
	Healthcare - Products - 0.3%
90,000	Abbott Laboratories 3.40%, 11/30/2023	90,487
392,000	Baxter International, Inc. 2.54%, 02/01/2032	341,266
39,000	Boston Scientific Corp. 3.45%, 03/01/2024	39,058
		470,811
	Healthcare - Services - 1.0%
225,000	Aetna, Inc. 2.80%, 06/15/2023	223,736
531,000	CommonSpirit Health 3.35%, 10/01/2029	493,089
11,000	Elevance Health, Inc. 4.10%, 03/01/2028	11,154
751,000	HCA, Inc. 3.38%, 03/15/2029(1)	689,634
235,000	Humana, Inc. 3.70%, 03/23/2029	230,775
		1,648,388
	Insurance - 1.5%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,266
252,000	American International Group, Inc. 3.90%, 04/01/2026	251,284
513,000	Corebridge Financial, Inc. 3.65%, 04/05/2027(1)	494,052
237,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	207,051
100,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	100,709
877,000	Guardian Life Global Funding 3.25%, 03/29/2027(1)	854,872
501,000	Willis North America, Inc. 4.65%, 06/15/2027	505,094
		2,415,328
	IT Services - 0.8%
644,000	Dell International LLC / EMC Corp. 3.38%, 12/15/2041(1)	485,081
709,000	HP, Inc. 4.75%, 01/15/2028	719,031
		1,204,112
	Media - 1.1%
	Charter Communications Operating LLC / Charter Communications Operating Capital
999,000	2.25%, 01/15/2029	851,150
1,091,000	3.50%, 06/01/2041	804,586
	Discovery Communications LLC
93,000	2.95%, 03/20/2023	92,724
39,000	3.63%, 05/15/2030	35,645
		1,784,105
	Mining - 0.8%
831,000	Anglo American Capital plc 2.25%, 03/17/2028(1)	727,809
710,000	Yamana Gold, Inc. 2.63%, 08/15/2031	583,233
		1,311,042
	Oil & Gas - 0.6%
	Cenovus Energy, Inc.
398,000	2.65%, 01/15/2032	342,856
163,000	6.75%, 11/15/2039	182,058
380,000	Equinor ASA 2.38%, 05/22/2030	345,909
102,000	Phillips 66 Co. 3.75%, 03/01/2028(1)	98,501
		969,324
	Pharmaceuticals - 0.8%
	AbbVie, Inc.
21,000	3.20%, 11/06/2022	20,988
673,000	3.20%, 11/21/2029	641,435
228,000	3.60%, 05/14/2025	228,023
105,000	3.80%, 03/15/2025	105,408
108,000	3.85%, 06/15/2024	108,547

40

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.0% - (continued)
	Pharmaceuticals - 0.8% - (continued)
$ 42,000	Becton Dickinson and Co. 3.73%, 12/15/2024	$ 42,047
41,000	CVS Health Corp. 4.30%, 03/25/2028	41,676
		1,188,124
	Pipelines - 0.9%
69,000	Enbridge, Inc. 4.25%, 12/01/2026	69,401
	MPLX L.P.
389,000	4.50%, 04/15/2038	356,178
210,000	5.20%, 03/01/2047	197,067
94,000	ONEOK, Inc. 6.35%, 01/15/2031	100,871
	Plains All American Pipeline L.P. / PAA Finance Corp.
219,000	3.55%, 12/15/2029	198,113
505,000	3.80%, 09/15/2030	458,797
		1,380,427
	Real Estate Investment Trusts - 4.2%
182,000	Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032	149,585
	American Tower Corp.
489,000	2.40%, 03/15/2025	468,685
866,000	3.65%, 03/15/2027	844,436
	Boston Properties L.P.
534,000	2.45%, 10/01/2033	425,267
1,057,000	3.40%, 06/21/2029	971,615
	Crown Castle International Corp.
158,000	3.20%, 09/01/2024	156,174
6,000	3.80%, 02/15/2028	5,837
1,324,000	Equinix, Inc. 3.90%, 04/15/2032	1,256,597
291,000	ERP Operating L.P. 3.00%, 07/01/2029	271,087
151,000	Healthcare Realty Holdings L.P. 2.40%, 03/15/2030	128,183
127,000	Healthpeak Properties, Inc. 3.25%, 07/15/2026	123,941
553,000	Kimco Realty Corp. 2.70%, 10/01/2030	485,736
1,117,000	Sabra Health Care L.P. 3.20%, 12/01/2031	917,623
433,000	VICI Properties L.P. 4.95%, 02/15/2030	424,066
		6,628,832
	Retail - 0.3%
463,000	Genuine Parts Co. 2.75%, 02/01/2032	397,932
	Semiconductors - 0.6%
	Qorvo, Inc.
261,000	1.75%, 12/15/2024(1)	244,719
754,000	4.38%, 10/15/2029	704,862
		949,581
	Software - 0.9%
697,000	S&P Global, Inc. 2.70%, 03/01/2029(1)	656,368
166,000	Take-Two Interactive Software, Inc. 3.70%, 04/14/2027	164,624
	VMware, Inc.
507,000	1.80%, 08/15/2028	433,153
147,000	2.20%, 08/15/2031	119,600
		1,373,745
	Telecommunications - 3.6%
	AT&T, Inc.
890,000	1.65%, 02/01/2028	791,384
823,000	2.75%, 06/01/2031	738,802
863,000	Rogers Communications, Inc. 3.20%, 03/15/2027(1)	843,457
	T-Mobile USA, Inc.
92,000	2.40%, 03/15/2029	82,058
1,307,000	3.88%, 04/15/2030	1,258,096
	Verizon Communications, Inc.
1,052,000	3.15%, 03/22/2030	991,184
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.0% - (continued)
	Telecommunications - 3.6% - (continued)
$ 120,000	4.02%, 12/03/2029	$ 120,585
788,000	4.33%, 09/21/2028	807,901
		5,633,467
	Water - 2.0%
998,000	American Water Capital Corp. 4.45%, 06/01/2032	1,033,042
1,880,000	United Utilities plc 6.88%, 08/15/2028	2,075,256
		3,108,298
	Total Corporate Bonds (cost $77,965,269)	$ 72,396,392
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
	Mexico - 0.3%
603,000	Mexico Government International Bond 3.50%, 02/12/2034	$ 522,710
	Total Foreign Government Obligations (cost $563,160)	$ 522,710
MUNICIPAL BONDS - 2.3%
	Airport - 0.2%
425,000	Dallas-Fort Worth, TX, International Airport Rev 3.09%, 11/01/2040	$ 357,199
	General - 0.3%
230,000	California State Health Facs Finance Auth Rev 4.35%, 06/01/2041	223,757
265,000	Philadelphia, PA, Authority for Industrial Dev Rev 3.96%, 04/15/2026	265,225
		488,982
	General Obligation - 0.2%
240,000	City of New York, NY GO 4.50%, 05/01/2049	251,161
	Higher Education - 0.2%
100,000	Belton, TX, Independent School Dist 4.00%, 02/15/2052	100,429
	California State University Rev
150,000	2.97%, 11/01/2039	124,620
130,000	3.07%, 11/01/2042	104,832
		329,881
	Power - 0.8%
1,175,000	Louisiana Local Gov't Environmental Facs & Community Dev Auth Rev 4.15%, 02/01/2033	1,188,173
	Tobacco - 0.6%
1,115,000	Golden State, CA, Tobacco Securitization Corp. Rev 3.00%, 06/01/2046	986,965
	Total Municipal Bonds (cost $3,708,222)	$ 3,602,361
U.S. GOVERNMENT AGENCIES - 12.5%
	Mortgage-Backed Agencies - 12.5%
	FHLMC - 6.3%
2,414,716	2.00%, 11/01/2051	$ 2,179,410
1,854,180	2.50%, 11/01/2051	1,734,013
3,310,065	3.50%, 05/01/2052	3,282,076
1,322,085	4.00%, 06/01/2052	1,330,481
765,969	4.50%, 08/01/2052	780,823
603,504	5.00%, 08/01/2052	620,557
		9,927,360
	FNMA - 6.2%
1,407,849	2.00%, 11/01/2051	1,270,735
2,297,395	2.50%, 11/01/2051	2,148,528
3,377,249	3.50%, 05/01/2052	3,348,692
1,558,707	4.00%, 06/01/2052	1,568,607

41

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 12.5% - (continued)
	Mortgage-Backed Agencies - 12.5% - (continued)
	FNMA - 6.2% - (continued)
$ 766,585	4.50%, 08/01/2052		$ 781,330
606,348	5.00%, 08/01/2052		623,900
			9,741,792
	Total U.S. Government Agencies (cost $20,005,592)		$ 19,669,152
U.S. GOVERNMENT SECURITIES - 35.8%
	U.S. Treasury Securities - 35.8%
	U.S. Treasury Bonds - 14.3%
6,112,000	1.88%, 11/15/2051		$ 4,765,450
1,730,400	2.00%, 11/15/2041		1,425,687
3,057,000	2.25%, 02/15/2052		2,610,869
3,869,000	2.38%, 02/15/2042		3,398,675
3,635,000	2.88%, 05/15/2052		3,561,732
6,770,000	3.25%, 05/15/2042		6,837,700
			22,600,113
	U.S. Treasury Notes - 21.5%
3,803,600	0.13%, 11/30/2022		3,771,210
273,000	0.13%, 07/31/2023		265,450
562,000	0.13%, 08/31/2023		545,184
1,511,700	0.63%, 10/15/2024		1,439,245
22,200	1.50%, 01/31/2027		21,054
8,539,000	2.50%, 05/31/2024		8,473,957
1,379,000	2.63%, 05/31/2027		1,374,367
8,830,000	2.75%, 05/15/2025		8,804,476
403,000	2.75%, 05/31/2029		404,196
2,616,000	2.88%, 06/15/2025		2,618,044
5,039,800	2.88%, 05/15/2032		5,139,808
311,000	3.00%, 06/30/2024		311,449
290,000	3.00%, 07/31/2027		290,748
364,000	3.25%, 06/30/2029		376,797
			33,835,985
	Total U.S. Government Securities (cost $57,211,104)		$ 56,436,098
	Total Long-Term Investments (Cost $162,811,270)		$ 155,915,467
SHORT-TERM INVESTMENTS - 0.1%
	Other Investment Pools & Funds - 0.1%
187,299	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(5)		$ 187,299
	Total Short-Term Investments (cost $187,299)		$ 187,299
	Total Investments (cost $162,998,569)	99.1%	$ 156,102,766
	Other Assets and Liabilities	0.9%	1,389,314
	Total Net Assets	100.0%	$ 157,492,080
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $18,089,182, representing 11.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

42

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 3,288,754	$ —	$ 3,288,754	$ —
Corporate Bonds	72,396,392	—	72,396,392	—
Foreign Government Obligations	522,710	—	522,710	—
Municipal Bonds	3,602,361	—	3,602,361	—
U.S. Government Agencies	19,669,152	—	19,669,152	—
U.S. Government Securities	56,436,098	—	56,436,098	—
Short-Term Investments	187,299	187,299	—	—
Total	$ 156,102,766	$ 187,299	$ 155,915,467	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
43

Hartford Schroders Sustainable International Core Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2%
	Australia - 6.9%
129	CSL Ltd.	$ 26,267
1,135	Newcrest Mining Ltd.	15,295
368	Rio Tinto Ltd.	25,497
		67,059
	China - 7.3%
600	Chacha Food Co., Ltd. Class A	4,257
4,000	China Mengniu Dairy Co., Ltd.*	18,584
8,200	China Pacific Insurance Group Co., Ltd. Class H	17,515
200	China Tourism Group Duty Free Corp. Ltd. Class A	6,247
1,000	Li Ning Co., Ltd.	8,112
2,700	Sany Heavy Industry Co., Ltd. Class A	6,833
800	WuXi AppTec Co., Ltd. Class H(1)	9,691
		71,239
	Finland - 4.3%
555	Neste Oyj	28,539
3,107	Outokumpu Oyj	13,679
		42,218
	France - 5.6%
103	Capgemini SE	19,646
913	Carrefour S.A.	15,559
193	Sanofi	19,179
		54,384
	Germany - 4.6%
205	KION Group AG	9,351
195	Siemens AG	21,751
488	Software AG	13,184
		44,286
	Hong Kong - 1.1%
3,000	BOC Hong Kong Holdings Ltd.	10,852
	India - 2.2%
170	HDFC Bank Ltd. ADR	10,676
510	ICICI Bank Ltd. ADR	10,598
		21,274
	Ireland - 2.0%
3,450	Bank of Ireland Group plc	19,761
	Italy - 2.0%
379	Moncler S.p.A.	18,999
	Japan - 18.5%
400	Asahi Intecc Co., Ltd.	7,400
600	Astellas Pharma, Inc.	9,397
300	JCR Pharmaceuticals Co., Ltd.	5,574
300	Makita Corp.	7,331
300	MatsukiyoCocokara & Co.	11,327
200	Mitsui Fudosan Co., Ltd. REIT	4,470
200	Nippon Shinyaku Co., Ltd.	12,378
100	Nitori Holdings Co., Ltd.	10,580
1,500	NTT Data Corp.	22,702
900	ORIX Corp.	16,040
600	Park24 Co., Ltd.*	8,431
100	Rorze Corp.	6,434
900	Stanley Electric Co., Ltd.	15,815
300	Tokio Marine Holdings, Inc.	17,562
400	Toyota Industries Corp.	24,356
		179,797
	Netherlands - 3.0%
44	ASM International N.V.	13,515
1,079	Stellantis N.V.	15,495
		29,010
	Norway - 0.9%
378	Mowi ASA	8,722
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.2% - (continued)
	Portugal - 1.6%
3,166	EDP - Energias de Portugal S.A.		$ 16,017
	Singapore - 4.0%
400	DBS Group Holdings Ltd.		9,127
1,300	Oversea-Chinese Banking Corp. Ltd.		11,017
9,900	Singapore Telecommunications Ltd.		18,722
			38,866
	South Korea - 4.5%
392	Hana Financial Group, Inc.		11,233
71	NAVER Corp.		14,203
389	Samsung Electronics Co., Ltd.		18,414
			43,850
	Sweden - 6.0%
201	Holmen AB Class B		8,260
1,985	Skandinaviska Enskilda Banken AB Class A		21,504
793	SKF AB Class B		13,346
1,682	Svenska Handelsbanken AB Class A		15,124
			58,234
	Switzerland - 1.3%
161	Alcon, Inc.		12,671
	Taiwan - 4.1%
1,000	Giant Manufacturing Co., Ltd.		8,182
930	MediaTek, Inc.		21,427
112	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		9,910
			39,519
	United Kingdom - 15.3%
150	AstraZeneca plc		19,731
1,100	CNH Industrial N.V.		14,171
4,089	ConvaTec Group plc(1)		11,402
3,556	Informa plc*		25,861
288	Reckitt Benckiser Group plc		23,361
818	RELX plc		24,221
714	SSE plc		15,421
2,157	Standard Chartered plc		14,868
			149,036
	Total Common Stocks (cost $958,916)		$ 925,794
SHORT-TERM INVESTMENTS - 5.0%
	Other Investment Pools & Funds - 5.0%
$ 48,411	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(2)		$ 48,411
	Total Short-Term Investments (cost $48,411)		$ 48,411
	Total Investments (cost $1,007,327)	100.2%	$ 974,205
	Other Assets and Liabilities	(0.2)%	(2,271)
	Total Net Assets	100.0%	$ 971,934
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

44

Hartford Schroders Sustainable International Core Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $21,093, representing 2.2% of net assets.
(2)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SGX Nifty 50 Index Future	1	08/25/2022	$ 34,463	$ 1,234
Total futures contracts				$ 1,234
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report (when available).
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 67,059	$ —	$ 67,059	$ —
China	71,239	—	71,239	—
Finland	42,218	—	42,218	—
France	54,384	—	54,384	—
Germany	44,286	—	44,286	—
Hong Kong	10,852	—	10,852	—
India	21,274	21,274	—	—
Ireland	19,761	—	19,761	—
Italy	18,999	—	18,999	—
Japan	179,797	—	179,797	—
Netherlands	29,010	—	29,010	—
Norway	8,722	—	8,722	—
Portugal	16,017	—	16,017	—
Singapore	38,866	—	38,866	—
South Korea	43,850	—	43,850	—
Sweden	58,234	—	58,234	—
Switzerland	12,671	—	12,671	—
Taiwan	39,519	9,910	29,609	—
United Kingdom	149,036	—	149,036	—
Short-Term Investments	48,411	48,411	—	—
Futures Contracts(2)	1,234	1,234	—	—
Total	$ 975,439	$ 80,829	$ 894,610	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
45

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4%
	Auto Manufacturers - 1.5%
$ 3,946,000	General Motors Financial Co., Inc. 2.35%, 02/26/2027(1)	$ 3,557,840
2,686,000	Hyundai Capital America 0.88%, 06/14/2024(2)	2,518,812
		6,076,652
	Commercial Banks - 2.9%
2,200,000	Banco Santander S.A. 1.72%, 09/14/2027, 12 mo. USD CMT + 0.900%(3)	1,942,243
2,617,000	Barclays plc 2.28%, 11/24/2027, 12 mo. USD CMT + 1.050%(3)	2,343,351
1,844,000	HSBC Holdings plc 3.97%, 05/22/2030, 3 mo. USD LIBOR + 1.610%(3)	1,731,263
1,804,000	JP Morgan Chase & Co. 2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(3)	1,707,723
4,616,000	UniCredit S.p.A. 1.98%, 06/03/2027, 12 mo. USD CMT + 1.200%(2)(3)	4,000,353
		11,724,933
	Diversified Financial Services - 1.5%
6,882,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45%, 10/29/2026	6,121,967
	Entertainment - 1.1%
4,627,000	Magallanes, Inc. 3.76%, 03/15/2027(2)	4,448,217
	Healthcare - Services - 0.6%
2,563,000	CommonSpirit Health 3.35%, 10/01/2029	2,380,015
	Packaging & Containers - 0.9%
4,086,000	Sealed Air Corp. 1.57%, 10/15/2026(2)	3,632,022
	REITS - 0.5%
2,148,000	Crown Castle International Corp. 1.05%, 07/15/2026	1,911,257
	Semiconductors - 1.2%
1,908,000	Broadcom, Inc. 1.95%, 02/15/2028(2)	1,677,782
	Qorvo, Inc.
800,000	1.75%, 12/15/2024(2)	750,096
2,791,000	4.38%, 10/15/2029	2,609,110
		5,036,988
	Telecommunications - 0.2%
881,000	T-Mobile USA, Inc. 2.40%, 03/15/2029	785,795
	Total Corporate Bonds (cost $46,723,782)	$ 42,117,846
MUNICIPAL BONDS - 79.6%
	California - 12.2%
955,000	Alameda Corridor, CA, Transportation Auth Rev, (AGM Insured) 5.00%, 10/01/2052	$ 1,042,566
2,835,000	California State Health Facs Finance Auth Rev 5.00%, 04/01/2033	3,197,688
	City of El Cajon, CA, Rev
190,000	0.93%, 04/01/2024	181,018
275,000	1.18%, 04/01/2025	256,053
	City of Los Angeles, CA, Department of Airports Rev
405,000	0.85%, 05/15/2026	367,007
460,000	1.25%, 05/15/2028	401,312
70,000	5.00%, 05/15/2029	81,943
475,000	5.00%, 05/15/2030	561,848
355,000	5.00%, 05/15/2031	423,330
	County of Sacramento, CA, Airport System Rev
550,000	5.00%, 07/01/2032	636,787
960,000	5.00%, 07/01/2033	1,102,445
600,000	5.00%, 07/01/2034	684,148
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 79.6% - (continued)
	California - 12.2% - (continued)
$ 2,845,000	Del Mar, CA, Union School Dist, GO 4.00%, 08/01/2046	$ 2,946,871
10,055,000	Elk Grove, CA, Unified School Dist, GO 4.00%, 08/01/2048	10,136,676
3,325,000	Golden State, CA, Tobacco Securitization Corp. Rev 3.00%, 06/01/2046	2,943,191
1,000,000	Merced, CA, Union High School Dist, GO 0.00%, 08/01/2034(4)	674,414
200,000	North Orange County, CA, Community College Dist, GO, (NATL Insured) 0.00%, 08/01/2028(4)	170,573
5,480,000	Regents of the University of California Medical Center Pooled Rev 4.00%, 05/15/2053	5,515,936
300,000	Rialto, CA, Unified School Dist, GO, (AGM Insured) 0.00%, 08/01/2029(4)	246,940
4,335,000	San Francisco, CA, Bay Area Rapid Transit Dist, GO 4.25%, 08/01/2052	4,528,677
	San Francisco, CA, Community College Dist, GO
310,000	1.33%, 06/15/2026	286,697
410,000	2.02%, 06/15/2029	370,183
3,805,000	Victor Valley, CA, Community College Dist, GO 4.00%, 08/01/2050	3,827,236
7,640,000	Vista, CA, Unified School Dist GO, (BAM Insured) 5.25%, 08/01/2048	8,741,504
		49,325,043
	Colorado - 0.9%
950,000	City & County of Denver, CO, Airport System Rev 5.00%, 11/15/2032	1,115,635
2,580,000	Colorado Housing and Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	2,619,670
		3,735,305
	Connecticut - 0.6%
1,810,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	1,866,254
300,000	State of Connecticut, GO 5.00%, 09/15/2030	358,246
		2,224,500
	Delaware - 0.4%
	Delaware Transportation Auth Rev
630,000	5.00%, 09/01/2029	740,175
285,000	5.00%, 07/01/2032	338,886
570,000	5.00%, 09/01/2033	661,923
		1,740,984
	District of Columbia - 1.4%
5,225,000	Dist of Columbia Water & Sewer Auth Rev 5.00%, 10/01/2052	5,669,796
	Florida - 3.9%
11,440,000	Broward County, FL, Convention Center Hotel Rev 4.00%, 01/01/2051	11,524,560
440,000	County of Miami-Dade, FL, Rev 1.15%, 10/01/2025	408,228
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
295,000	3.00%, 07/01/2051	294,862
2,380,000	3.00%, 07/01/2052	2,374,172
670,000	3.50%, 07/01/2051	680,215
645,000	4.00%, 07/01/2049	659,957
		15,941,994
	Georgia - 3.5%
	Georgia Municipal Association, Inc.
35,000	5.00%, 12/01/2027	40,380

46

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 79.6% - (continued)
	Georgia - 3.5% - (continued)
$ 25,000	5.00%, 12/01/2028	$ 28,663
80,000	5.00%, 12/01/2029	91,552
35,000	5.00%, 12/01/2033	39,595
	Main Street, GA, Natural Gas, Inc. Rev
3,945,000	4.00%, 08/01/2048(5)	4,035,768
8,250,000	4.00%, 03/01/2050(5)	8,432,826
1,520,000	4.00%, 05/01/2052(5)	1,550,795
		14,219,579
	Illinois - 4.9%
475,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 5.00%, 01/01/2029	522,078
695,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	854,110
7,735,000	Chicago, IL, O'Hare International Airport Rev, 5.00%, 01/01/2033	8,838,091
	Illinois Housing Dev Auth Rev
945,000	3.00%, 04/01/2051	943,146
6,470,000	3.75%, 04/01/2050	6,618,073
1,030,000	4.50%, 10/01/2048	1,070,852
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured) 0.00%, 06/15/2028(4)	74,602
	State of Illinois, GO
485,000	4.00%, 03/01/2024	499,601
410,000	5.00%, 03/01/2024	428,686
		19,849,239
	Indiana - 0.5%
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC/COLL Insured)
1,345,000	3.00%, 07/01/2050	1,343,055
655,000	4.00%, 07/01/2048	671,327
		2,014,382
	Iowa - 1.9%
	Iowa Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
6,710,000	3.00%, 07/01/2051	6,665,098
575,000	3.25%, 07/01/2050	579,397
525,000	4.00%, 07/01/2048	537,955
		7,782,450
	Kentucky - 3.1%
	Kentucky Public Energy Auth Rev
6,080,000	4.00%, 12/01/2049(5)	6,247,973
6,265,000	4.00%, 02/01/2050(5)	6,416,314
		12,664,287
	Louisiana - 2.6%
230,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	238,505
12,250,000	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev 2.50%, 04/01/2036	10,308,546
		10,547,051
	Maine - 0.7%
	Maine Municipal Bond Bank Rev
325,000	5.00%, 09/01/2029	381,604
535,000	5.00%, 09/01/2031	633,452
415,000	5.00%, 09/01/2032	489,235
1,250,000	Maine State Housing Auth Rev 4.00%, 11/15/2048	1,279,101
		2,783,392
	Maryland - 1.6%
6,355,000	Maryland State Transportation Auth Rev 4.00%, 07/01/2050	6,413,706
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 79.6% - (continued)
	Massachusetts - 1.5%
	Commonwealth of Massachusetts, GO
$ 3,405,000	3.00%, 02/01/2048	$ 2,931,293
1,685,000	5.00%, 01/01/2035	1,895,582
	Massachusetts Educational Financing Auth Rev
510,000	3.27%, 07/01/2026	503,297
560,000	3.38%, 07/01/2027	550,452
		5,880,624
	Mississippi - 0.5%
1,295,000	Mississippi Home Corp. Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	1,304,852
645,000	State of Mississippi, GO 5.00%, 06/01/2031	766,848
		2,071,700
	Missouri - 1.4%
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
1,790,000	3.25%, 05/01/2051	1,803,591
990,000	3.50%, 11/01/2050	1,005,782
1,355,000	4.25%, 05/01/2049	1,400,349
1,180,000	4.75%, 05/01/2049	1,234,897
		5,444,619
	Nebraska - 1.1%
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
3,540,000	3.00%, 09/01/2050	3,538,322
855,000	4.00%, 09/01/2048	876,371
		4,414,693
	Nevada - 0.5%
	Nevada Housing Division Rev, (GNMA/FNMA/FHLMC Collateral Insured)
895,000	3.00%, 04/01/2051	893,262
1,200,000	4.00%, 10/01/2049	1,233,150
		2,126,412
	New Jersey - 1.3%
1,430,000	Garden State, NJ, Preservation Trust Rev, (AGM Insured) 5.75%, 11/01/2028	1,629,609
	New Jersey Economic Dev Auth Rev
285,000	5.00%, 06/15/2027	315,693
565,000	5.00%, 06/15/2028	620,841
	New Jersey Transportation Trust Fund Auth Rev
140,000	4.00%, 06/15/2035	143,358
1,530,000	5.00%, 12/15/2028	1,718,540
605,000	New Jersey Turnpike Auth Rev 5.00%, 01/01/2029	688,064
		5,116,105
	New Mexico - 1.6%
	New Mexico Mortgage Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
3,915,000	3.00%, 01/01/2051	3,910,108
1,635,000	3.00%, 01/01/2052	1,631,814
725,000	4.00%, 01/01/2049	744,157
		6,286,079
	New York - 8.0%
	City of New York, NY, GO
760,000	5.00%, 08/01/2032	921,817
4,210,000	5.00%, 08/01/2033	4,884,295
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
2,085,000	4.00%, 08/01/2048(6)	2,104,503
2,605,000	5.00%, 05/01/2033	3,058,588
6,075,000	New York State Dormitory Auth Rev 3.00%, 03/15/2038	5,559,317

47

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 79.6% - (continued)
	New York - 8.0% - (continued)
$ 475,000	New York Transportation Dev Corp. Rev 5.00%, 12/01/2028	$ 529,927
	Port Auth of New York & New Jersey Rev
750,000	5.00%, 07/15/2031	853,787
2,585,000	5.00%, 07/15/2033	2,999,558
11,515,000	Triborough, Bridge & Tunnel Auth, NY, Rev 4.13%, 05/15/2052	11,631,821
		32,543,613
	Ohio - 2.0%
	Ohio Housing Finance Agency Rev
440,000	3.00%, 03/01/2052	439,397
3,070,000	3.25%, 03/01/2050	3,093,296
1,240,000	4.50%, 09/01/2048	1,285,986
	Ohio State University Rev
5,000	5.00%, 12/01/2030	6,016
5,000	5.00%, 12/01/2031	6,091
	Ohio Turnpike & Infrastructure Commission Rev
1,680,000	0.00%, 02/15/2038(4)	932,987
1,395,000	0.00%, 02/15/2041(4)	664,143
	State of Ohio, GO
275,000	5.00%, 05/01/2031	332,596
745,000	5.00%, 05/01/2032	882,928
230,000	5.00%, 05/01/2033	277,767
		7,921,207
	Oklahoma - 0.2%
965,000	Oklahoma Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	994,842
	Pennsylvania - 1.7%
635,000	Commonwealth Finance Auth, PA, Rev 5.00%, 06/01/2032	699,567
1,295,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	1,410,817
1,550,000	Pennsylvania Housing Finance Agency Rev 3.50%, 04/01/2049	1,567,956
	Pennsylvania Turnpike Commission Rev
300,000	5.00%, 12/01/2032	351,016
310,000	5.00%, 12/01/2033	359,516
	Philadelphia, PA, Gas Works Co. Rev, (AGM Insured)
440,000	5.00%, 08/01/2029	505,916
910,000	5.00%, 08/01/2030	1,057,637
820,000	5.00%, 08/01/2033	951,335
		6,903,760
	Rhode Island - 1.3%
5,095,000	Rhode Island Housing & Mortgage Finance Corp. Rev, (GNMA Insured) 3.75%, 10/01/2049	5,202,547
	South Carolina - 2.2%
6,425,000	Patriots Energy Group Financing Agency, SC, Rev 4.00%, 10/01/2048(5)	6,574,868
1,980,000	South Carolina Jobs-Economic Dev Auth Rev 3.75%, 01/01/2050	2,029,592
250,000	Tobacco Settlement Rev Mgmt Auth, SC, Rev 6.38%, 05/15/2030	312,998
		8,917,458
	South Dakota - 0.1%
	South Dakota Conservancy Dist Rev
245,000	5.00%, 08/01/2029	290,643
235,000	5.00%, 08/01/2030	282,473
		573,116
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 79.6% - (continued)
	Tennessee - 0.4%
$ 340,000	Jackson, TN, Health Educational & Housing Facility Board Rev 3.00%, 12/01/2026(5)	$ 344,859
250,000	Metropolitan Nashville, TN, Airport Auth Rev 5.00%, 07/01/2049	270,348
980,000	Tennessee Housing Dev Agency Rev 4.50%, 07/01/2049	1,019,818
		1,635,025
	Texas - 14.1%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
470,000	5.00%, 08/15/2029	549,520
605,000	5.00%, 08/15/2030	716,842
455,000	5.00%, 08/15/2031	545,248
610,000	5.00%, 08/15/2032	738,936
3,770,000	5.00%, 08/15/2033	4,327,324
705,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	803,862
5,975,000	Bullard, TX, Independent School Dist GO, (PSF-GTD Insured) 4.00%, 02/15/2052(6)	6,016,377
	City of Houston, TX, Airport System Rev
2,385,000	5.00%, 07/01/2029	2,780,547
1,325,000	5.00%, 07/01/2030	1,559,299
220,000	City of McKinney, TX, Waterworks & Sewer System Rev 5.00%, 03/15/2031	262,818
	Clifton, TX, Higher Education Finance Corp., Rev, (PSF-GTD Insured)
210,000	5.00%, 08/15/2028	240,065
810,000	5.00%, 08/15/2029	939,079
270,000	5.00%, 08/15/2030	316,902
320,000	Crandall Independent School Dist, TX 4.00%, 08/15/2052	320,749
1,695,000	Cypress-Fairbanks, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2033	1,836,948
	Harris County, TX, Cultural Education Facs Finance Corp. Rev
450,000	5.00%, 11/15/2028	512,597
430,000	5.00%, 11/15/2029	487,314
1,075,000	Hitchcock, TX, Independent School Dist 4.00%, 02/15/2048	1,075,000
	Lower Colorado River, TX, Auth Rev
370,000	5.00%, 05/15/2029	430,598
140,000	5.00%, 05/15/2030	163,971
3,485,000	Montgomery, TX, Independent School Dist GO, (PSF-GTD Insured) 4.25%, 02/15/2052	3,587,586
	Newark, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
3,079,000	4.00%, 06/15/2047	3,075,915
704,000	4.00%, 06/15/2052	695,577
365,000	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2030	434,259
3,765,000	Temple, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.25%, 02/01/2047	3,918,381
	Texas Department of Housing & Community Affairs Rev, (GNMA Insured)
1,770,000	3.00%, 01/01/2052	1,765,316
5,490,000	3.00%, 03/01/2052	5,460,121
1,830,000	3.50%, 03/01/2051	1,861,409
1,085,000	4.00%, 03/01/2050	1,122,261
765,000	4.75%, 03/01/2049	796,011
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2028	1,364,525
880,000	University of Texas Rev 5.00%, 05/15/2035	974,028

48

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 79.6% - (continued)
	Texas - 14.1% - (continued)
	White Settlement, TX, Independent School Dist GO, (PSF-GTD Insured)
$ 4,985,000	4.00%, 08/15/2052(6)	$ 5,004,212
2,125,000	4.13%, 08/15/2052(6)	2,154,045
		56,837,642
	Utah - 0.7%
	Intermountain, UT, Power Agency Rev
760,000	5.00%, 07/01/2031	921,010
1,140,000	5.00%, 07/01/2032	1,371,910
505,000	University of Utah Rev 5.00%, 08/01/2029	595,841
		2,888,761
	Virginia - 1.2%
	Hampton Roads Transportation, VA, Accountability Commission Rev
450,000	5.00%, 07/01/2031	542,523
415,000	5.00%, 07/01/2032	506,169
3,095,000	Virginia College Building Auth Rev 5.00%, 02/01/2032	3,789,633
		4,838,325
	Washington - 1.2%
1,415,000	Energy, WA, Northwest Rev 5.00%, 07/01/2032	1,721,690
	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured)
2,000,000	4.00%, 12/01/2048	2,051,327
1,000,000	4.00%, 06/01/2050	1,030,826
		4,803,843
	Wisconsin - 0.2%
650,000	Wisconsin Health & Educational Facs Auth Rev 5.00%, 04/01/2033	705,562
	Wyoming - 0.2%
905,000	Wyoming Community Dev Auth Rev 4.00%, 06/01/2043	927,518
	Total Municipal Bonds (cost $330,572,694)	$ 321,945,159
U.S. GOVERNMENT SECURITIES - 8.1%
	U.S. Treasury Securities - 8.1%
	U.S. Treasury Notes - 8.1%
29,068,000	2.75%, 05/31/2029	$ 29,154,296
1,681,000	3.00%, 07/31/2027	1,685,334
1,985,000	3.25%, 06/30/2027	2,034,625
	Total U.S. Government Securities (cost $31,634,514)	$ 32,874,255
	Total Long-Term Investments (Cost $408,930,990)	$ 396,937,260
SHORT-TERM INVESTMENTS - 5.3%
	Other Investment Pools & Funds - 4.4%
17,871,569	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(7)	$ 17,871,569
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.3% - (continued)
	Securities Lending Collateral - 0.9%
1,697,792	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class 2.06%(7)		$ 1,697,792
1,201,943	HSBC US Government Money Market Fund 2.18%(7)		1,201,943
551,216	Invesco Government & Agency Portfolio, Institutional Class 2.12%(7)		551,216
			3,450,951
	Total Short-Term Investments (cost $21,322,520)		$ 21,322,520
	Total Investments (cost $430,253,510)	103.4%	$ 418,259,780
	Other Assets and Liabilities	(3.4)%	(13,746,434)
	Total Net Assets	100.0%	$ 404,513,346
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2022, the aggregate value of these securities was $17,027,282, representing 4.2% of net assets.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $14,909,650 at July 31, 2022.
(7)	Current yield as of period end.

49

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Futures Contracts Outstanding at July 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Ultra Future	25	09/21/2022	$ 3,281,250	$ 73,975
Total futures contracts				$ 73,975
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 42,117,846	$ —	$ 42,117,846	$ —
Municipal Bonds	321,945,159	—	321,945,159	—
U.S. Government Securities	32,874,255	—	32,874,255	—
Short-Term Investments	21,322,520	21,322,520	—	—
Futures Contracts(2)	73,975	73,975	—	—
Total	$ 418,333,755	$ 21,396,495	$ 396,937,260	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
50

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3%
	Banks - 4.0%
122,687	Commerce Bancshares, Inc.	$ 8,525,520
173,893	Fifth Third Bancorp	5,933,229
55,060	First Republic Bank	8,958,813
120,344	Zions Bancorp NA	6,564,765
		29,982,327
	Capital Goods - 10.7%
237,698	BWX Technologies, Inc.	13,472,723
50,421	Dover Corp.	6,740,279
138,929	Fortune Brands Home & Security, Inc.	9,680,573
157,532	Hexcel Corp.	9,532,261
82,507	IDEX Corp.	17,223,336
39,724	Nordson Corp.	9,175,847
33,000	Snap-on, Inc.	7,393,650
47,761	Trane Technologies plc	7,020,389
		80,239,058
	Commercial & Professional Services - 6.7%
293,696	IAA, Inc.*	11,081,150
120,687	Leidos Holdings, Inc.	12,913,509
50,974	Robert Half International, Inc.	4,034,082
54,128	Verisk Analytics, Inc.	10,297,852
89,345	Waste Connections, Inc.	11,915,943
		50,242,536
	Consumer Durables & Apparel - 1.1%
83,921	Garmin Ltd.	8,192,368
	Consumer Services - 2.3%
299,023	Aramark	9,987,368
33,331	Churchill Downs, Inc.	6,992,844
		16,980,212
	Diversified Financials - 3.1%
47,647	Nasdaq, Inc.	8,619,342
68,341	Raymond James Financial, Inc.	6,729,538
145,594	SEI Investments Co.	8,060,084
		23,408,964
	Energy - 3.9%
40,332	Cheniere Energy, Inc.	6,032,860
327,910	Coterra Energy, Inc.	10,030,767
58,789	Diamondback Energy, Inc.	7,526,168
23,464	Pioneer Natural Resources Co.	5,559,795
		29,149,590
	Food, Beverage & Tobacco - 1.8%
60,622	Hershey Co.	13,819,391
	Health Care Equipment & Services - 7.0%
26,554	Chemed Corp.	12,774,864
31,541	Cooper Cos., Inc.	10,313,907
182,408	Encompass Health Corp.	9,233,493
78,266	Masimo Corp.*	11,315,698
37,625	Teleflex, Inc.	9,047,308
		52,685,270
	Insurance - 9.0%
81,818	Arthur J Gallagher & Co.	14,644,604
115,459	Assurant, Inc.	20,295,383
104,419	Globe Life, Inc.	10,518,126
96,214	Reinsurance Group of America, Inc.	11,139,657
260,355	Ryan Specialty Group Holdings, Inc. Class A*	11,257,750
		67,855,520
	Materials - 2.8%
51,844	AptarGroup, Inc.	5,586,710
354,183	Axalta Coating Systems Ltd.*	8,932,495
50,360	International Flavors & Fragrances, Inc.	6,247,158
		20,766,363
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3% - (continued)
	Media & Entertainment - 4.1%
238,590	Interpublic Group of Cos., Inc.	$ 7,126,683
95,698	Match Group, Inc.*	7,015,620
277,228	Pinterest, Inc. Class A*	5,400,402
87,484	Take-Two Interactive Software, Inc.*	11,611,751
		31,154,456
	Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
95,298	Catalent, Inc.*	10,778,204
202,308	Royalty Pharma plc Class A	8,798,375
26,993	West Pharmaceutical Services, Inc.	9,273,715
		28,850,294
	Real Estate - 3.8%
68,709	Alexandria Real Estate Equities, Inc. REIT	11,390,578
219,576	American Homes 4 Rent Class A, REIT	8,317,539
376,808	Brixmor Property Group, Inc. REIT	8,734,409
		28,442,526
	Retailing - 2.1%
41,453	Advance Auto Parts, Inc.	8,026,130
144,382	LKQ Corp.	7,917,909
		15,944,039
	Semiconductors & Semiconductor Equipment - 6.1%
109,253	Entegris, Inc.	12,006,905
67,512	First Solar, Inc.*	6,695,165
141,109	Microchip Technology, Inc.	9,716,766
175,381	ON Semiconductor Corp.*	11,711,943
53,891	Skyworks Solutions, Inc.	5,867,652
		45,998,431
	Software & Services - 10.9%
77,193	Akamai Technologies, Inc.*	7,427,510
196,241	Amdocs Ltd.	17,084,742
175,217	Dolby Laboratories, Inc. Class A	13,561,796
19,453	EPAM Systems, Inc.*	6,793,960
260,958	Genpact Ltd.	12,546,861
102,232	PTC, Inc.*	12,613,384
61,233	VeriSign, Inc.*	11,582,834
		81,611,087
	Technology Hardware & Equipment - 5.1%
52,172	CDW Corp.	9,470,783
197,164	Ciena Corp.*	10,173,663
31,963	Motorola Solutions, Inc.	7,626,052
27,330	Teledyne Technologies, Inc.*	10,696,962
		37,967,460
	Transportation - 0.6%
107,189	Alaska Air Group, Inc.*	4,751,688
	Utilities - 5.4%
180,003	Alliant Energy Corp.	10,967,583
319,852	CenterPoint Energy, Inc.	10,136,110
100,114	CMS Energy Corp.	6,880,835
51,098	Eversource Energy	4,507,866
204,342	FirstEnergy Corp.	8,398,456
		40,890,850
	Total Common Stocks (cost $539,776,074)	$ 708,932,430

51

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.6%
	Other Investment Pools & Funds - 5.6%
41,740,854	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(1)		$ 41,740,854
	Total Short-Term Investments (cost $41,740,854)		$ 41,740,854
	Total Investments (cost $581,516,928)	99.9%	$ 750,673,284
	Other Assets and Liabilities	0.1%	1,061,615
	Total Net Assets	100.0%	$ 751,734,899
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 29,982,327	$ 29,982,327	$ —	$ —
Capital Goods	80,239,058	80,239,058	—	—
Commercial & Professional Services	50,242,536	50,242,536	—	—
Consumer Durables & Apparel	8,192,368	8,192,368	—	—
Consumer Services	16,980,212	16,980,212	—	—
Diversified Financials	23,408,964	23,408,964	—	—
Energy	29,149,590	29,149,590	—	—
Food, Beverage & Tobacco	13,819,391	13,819,391	—	—
Health Care Equipment & Services	52,685,270	52,685,270	—	—
Insurance	67,855,520	67,855,520	—	—
Materials	20,766,363	20,766,363	—	—
Media & Entertainment	31,154,456	31,154,456	—	—
Pharmaceuticals, Biotechnology & Life Sciences	28,850,294	28,850,294	—	—
Real Estate	28,442,526	28,442,526	—	—
Retailing	15,944,039	15,944,039	—	—
Semiconductors & Semiconductor Equipment	45,998,431	45,998,431	—	—
Software & Services	81,611,087	81,611,087	—	—
Technology Hardware & Equipment	37,967,460	37,967,460	—	—
Transportation	4,751,688	4,751,688	—	—
Utilities	40,890,850	40,890,850	—	—
Short-Term Investments	41,740,854	41,740,854	—	—
Total	$ 750,673,284	$ 750,673,284	$ —	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
52

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
July 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.8%
	Automobiles & Components - 1.1%
55,493	Gentherm, Inc.*	$ 3,582,628
	Banks - 9.4%
22,171	Cambridge Bancorp	1,846,623
248,275	First BanCorp	3,746,470
98,213	First Interstate BancSystem, Inc. Class A	4,005,126
108,499	First Merchants Corp.	4,505,963
100,975	Heritage Financial Corp.	2,627,369
80,902	OceanFirst Financial Corp.	1,663,345
107,814	Seacoast Banking Corp. of Florida	3,857,585
47,258	SouthState Corp.	4,006,061
99,491	United Community Banks, Inc.	3,385,679
		29,644,221
	Capital Goods - 13.7%
43,782	Albany International Corp. Class A	3,995,983
254,542	Custom Truck One Source, Inc.*(1)	1,575,615
24,986	EnPro Industries, Inc.	2,335,691
45,509	ESCO Technologies, Inc.	3,529,223
45,113	Gibraltar Industries, Inc.*	2,110,837
75,437	Hexcel Corp.	4,564,693
121,340	Maxar Technologies, Inc.	3,334,423
34,200	McGrath Rent Corp.	2,885,112
116,456	Primoris Services Corp.	2,720,412
49,605	Proto Labs, Inc.*	2,425,189
28,644	Simpson Manufacturing Co., Inc.	2,958,353
30,095	Standex International Corp.	2,921,623
120,557	Univar Solutions, Inc.*	3,259,861
15,725	Valmont Industries, Inc.	4,269,023
		42,886,038
	Commercial & Professional Services - 3.7%
43,694	ASGN, Inc.*	4,533,689
213,462	Interface, Inc. Class A	3,093,064
39,641	Science Applications International Corp.	3,840,024
		11,466,777
	Consumer Durables & Apparel - 4.6%
16,577	Cavco Industries, Inc.*	4,273,385
27,569	Oxford Industries, Inc.	2,630,083
40,849	Skyline Champion Corp.*	2,585,742
178,172	Snap One Holdings Corp.*(1)	2,166,571
84,227	Steven Madden Ltd.	2,669,996
		14,325,777
	Consumer Services - 1.6%
111,215	Terminix Global Holdings, Inc.*	4,971,311
	Diversified Financials - 2.9%
206,632	Compass Diversified Holdings	4,986,030
20,184	Houlihan Lokey, Inc. Class A	1,706,759
321,691	Perella Weinberg Partners Class A(1)	2,267,922
		8,960,711
	Energy - 3.8%
42,314	Cactus, Inc. Class A	1,759,839
300,136	Centennial Resource Development, Inc. Class A*	1,998,906
95,770	Delek U.S. Holdings, Inc.	2,553,228
67,855	Matador Resources Co.	3,920,662
148,746	Solaris Oilfield Infrastructure, Inc. Class A	1,649,593
		11,882,228
	Food & Staples Retailing - 1.0%
89,798	Chefs' Warehouse, Inc.*	3,107,909
	Food, Beverage & Tobacco - 3.0%
49,651	Darling Ingredients, Inc.*	3,439,821
276,752	Primo Water Corp.	3,658,662
172,687	Sovos Brands, Inc.*	2,445,248
		9,543,731
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.8% - (continued)
	Health Care Equipment & Services - 7.4%
88,145	Enhabit, Inc.	$ 1,543,419
110,714	Envista Holdings Corp.*	4,500,524
44,576	Haemonetics Corp.*	3,097,586
31,261	ICU Medical, Inc.*	5,538,511
39,717	LivaNova plc*	2,528,781
14,030	Mesa Laboratories, Inc.	2,991,898
128,281	Neuronetics, Inc.*	534,932
77,700	Progyny, Inc.*	2,372,181
		23,107,832
	Insurance - 5.1%
56,728	Axis Capital Holdings Ltd.	2,864,197
81,120	James River Group Holdings Ltd.	1,927,411
84,540	Kemper Corp.	3,956,472
36,433	Reinsurance Group of America, Inc.	4,218,213
72,152	Ryan Specialty Group Holdings, Inc. Class A*	3,119,852
		16,086,145
	Materials - 7.3%
34,372	Ashland Global Holdings, Inc.	3,453,355
37,480	Balchem Corp.	5,088,285
27,422	Eagle Materials, Inc.	3,467,512
190,882	Element Solutions, Inc.	3,771,828
33,538	Materion Corp.	2,748,104
58,250	Mativ, Inc.	1,272,762
99,240	Valvoline, Inc.	3,197,513
		22,999,359
	Media & Entertainment - 2.5%
293,640	Angi, Inc.*	1,526,928
126,511	Gray Television, Inc.	2,349,309
26,526	Madison Square Garden Entertainment Corp.*	1,544,609
358,641	Stagwell, Inc.*	2,370,617
		7,791,463
	Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
201,500	Evolus, Inc.*	2,484,495
99,431	FibroGen, Inc.*	1,250,842
47,805	Intra-Cellular Therapies, Inc.*	2,587,206
50,873	Natera, Inc.*	2,391,031
123,173	NeoGenomics, Inc.*	1,246,511
31,710	Pacira BioSciences, Inc.*	1,793,518
57,470	Syneos Health, Inc.*	4,548,176
		16,301,779
	Real Estate - 3.3%
136,835	Douglas Emmett, Inc. REIT	3,234,779
170,487	Kennedy-Wilson Holdings, Inc.	3,522,261
55,224	Terreno Realty Corp. REIT	3,459,784
		10,216,824
	Retailing - 1.0%
19,194	Asbury Automotive Group, Inc.*	3,294,458
	Semiconductors & Semiconductor Equipment - 3.8%
159,912	Allegro MicroSystems, Inc.*	3,970,615
74,526	MACOM Technology Solutions Holdings, Inc.*	4,318,036
60,027	Semtech Corp.*	3,741,483
		12,030,134
	Software & Services - 7.5%
146,510	Box, Inc. Class A*	4,166,745
49,215	CommVault Systems, Inc.*	2,760,469
127,630	LiveRamp Holdings, Inc.*	3,396,234
42,711	Perficient, Inc.*	4,506,865
237,431	Sabre Corp.*	1,460,201
57,948	Teradata Corp.*	2,218,829
59,668	WNS Holdings Ltd. ADR*	5,173,812
		23,683,155

53

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 94.8% - (continued)
	Technology Hardware & Equipment - 3.4%
50,465	Ciena Corp.*		$ 2,603,994
42,289	Lumentum Holdings, Inc.*		3,825,463
286,708	Viavi Solutions, Inc.*		4,243,278
			10,672,735
	Utilities - 3.5%
31,463	Avista Corp.		1,329,626
19,187	Chesapeake Utilities Corp.		2,631,113
45,956	ONE Gas, Inc.		3,903,503
45,212	SJW Group		2,968,620
			10,832,862
	Total Common Stocks (cost $252,053,627)		$ 297,388,077
SHORT-TERM INVESTMENTS - 6.0%
	Other Investment Pools & Funds - 5.2%
16,404,211	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.48%(2)		$ 16,404,211
	Securities Lending Collateral - 0.8%
1,138,094	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.06%(2)		1,138,094
805,708	HSBC US Government Money Market Fund, 2.18%(2)		805,708
369,501	Invesco Government & Agency Portfolio, Institutional Class, 2.12%(2)		369,501
			2,313,303
	Total Short-Term Investments (cost $18,717,514)		$ 18,717,514
	Total Investments (cost $270,771,141)	100.8%	$ 316,105,591
	Other Assets and Liabilities	(0.8)%	(2,533,428)
	Total Net Assets	100.0%	$ 313,572,163
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

54

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,582,628	$ 3,582,628	$ —	$ —
Banks	29,644,221	29,644,221	—	—
Capital Goods	42,886,038	42,886,038	—	—
Commercial & Professional Services	11,466,777	11,466,777	—	—
Consumer Durables & Apparel	14,325,777	14,325,777	—	—
Consumer Services	4,971,311	4,971,311	—	—
Diversified Financials	8,960,711	8,960,711	—	—
Energy	11,882,228	11,882,228	—	—
Food & Staples Retailing	3,107,909	3,107,909	—	—
Food, Beverage & Tobacco	9,543,731	9,543,731	—	—
Health Care Equipment & Services	23,107,832	23,107,832	—	—
Insurance	16,086,145	16,086,145	—	—
Materials	22,999,359	22,999,359	—	—
Media & Entertainment	7,791,463	7,791,463	—	—
Pharmaceuticals, Biotechnology & Life Sciences	16,301,779	16,301,779	—	—
Real Estate	10,216,824	10,216,824	—	—
Retailing	3,294,458	3,294,458	—	—
Semiconductors & Semiconductor Equipment	12,030,134	12,030,134	—	—
Software & Services	23,683,155	23,683,155	—	—
Technology Hardware & Equipment	10,672,735	10,672,735	—	—
Utilities	10,832,862	10,832,862	—	—
Short-Term Investments	18,717,514	18,717,514	—	—
Total	$ 316,105,591	$ 316,105,591	$ —	$ —

(1)	For the period ended July 31, 2022, there were no transfers in and out of Level 3.
55

The Hartford Mutual Funds II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Bank of America Securities LLC
CBK	Citibank NA
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
BRL	Brazil Real
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
JPY	Japan Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PLN	Poland Zloty
RON	Romania New Leu
RUB	Russia Ruble
THB	Thailand Baht
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CMT	Constant Maturity Treasury Index
EAFE	Europe, Australasia and Far East
SGX	Singapore Exchange
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Corp.
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Tbk	Terbuka
UMBS	Uniform Mortgage-Backed Securities

56

The Hartford Mutual Funds II, Inc. (the "Company")
 Notes to the Schedules of Investments
 July 31, 2022  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
57

The Hartford Mutual Funds II, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 July 31, 2022  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
58